Filed with the U.S. Securities and Exchange Commission on August 24, 2012

1933 Act Registration File No. 333-17391
1940 Act File No. 811-07959

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. ____	☐
Post-Effective Amendment No. 449	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 451	☒

(Check appropriate box or boxes.)

ADVISORS SERIES TRUST
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, Wisconsin  53202
(Address of Principal Executive Offices) (Zip Code)
(Registrant’s Telephone Numbers, Including Area Code) (414) 765-6609

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Copies to:

Domenick Pugliese, Esq.
Paul Hastings LLP
75 East 55th Street
New York, New York 10022

It is proposed that this filing will become effective

☐	immediately upon filing pursuant to paragraph (b)
☒	on August 28, 2012 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on __________ pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on __________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note:  This Post-Effective Amendment No. 449 to the Registration Statement of Advisors Series Trust (the “Trust”) is being filed to add the audited financial statements and certain related financial information for the fiscal year ended April 30, 2012, for the Trust’s series:  the SiM Dynamic Allocation Diversified Income Fund and the SiM Dynamic Allocation Equity Income Fund.

SiM Dynamic Allocation Diversified Income Fund

Class A	SDDAX
Class C	SDDCX
Class I	Not available for purchase

SiM Dynamic Allocation Equity Income Fund

Class A	SDEAX
Class C	SDECX
Class I	Not available for purchase

(Each, a “Fund,” together, the “Funds”)

Each Fund is a series of Advisors Series Trust.

PROSPECTUS
August 28, 2012

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

Table of Contents - Prospectus

SUMMARY SECTION

SiM Dynamic Allocation Diversified Income Fund (the “Diversified Income Fund”)

Investment Objective
The Diversified Income Fund seeks to provide total return, consisting primarily of growth of income with some long-term capital appreciation.

Fees and Expenses of the Diversified Income Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Diversified Income Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the SiM Funds.  More information about these and other discounts is available from your financial professional and in the “Shareholder Information” section on page 18 of the Fund’s Prospectus and the “Additional Purchase and Redemption Information” section on page 35 of the Fund’s Statement of Additional Information (“SAI”).

	Class A	Class C	Class I
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is less)	None	1.00%	None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.75%	0.75%
Distribution and Service (Rule 12b-1) Fees	0.25%	1.00%	None
Other Expenses	3.51%	2.20%	3.51%
Acquired Fund Fees and Expenses	0.28%	0.28%	0.28%
Total Annual Fund Operating Expenses(1)	4.79%	4.23%	4.54%
Less: Fee Waiver and/or Expense Reimbursement(2)	-3.16%	-1.85%	-3.16%
Net Annual Fund Operating Expenses	1.63%	2.38%	1.38%

(1)
Total Annual Fund Operating Expenses does not correlate to the Ratio of Expenses to Average Net Assets Before Expense Reimbursement in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include the 0.28% attributed to acquired fund fees and expenses (“AFFE”).

(2)
Strategic Income Management, LLC (the “Adviser”) has contractually agreed to waive a portion or all of its management fees and pay Fund expenses in order to limit the Net Annual Fund Operating Expenses (excluding AFFE, interest, taxes and extraordinary expenses) to 1.35%, 2.10% and 1.10% of average daily net assets of the Fund’s Class A, Class C and Class I shares, respectively (the “Expense Caps”).  The Expense Caps will remain in effect through at least August 28, 2013, and may be terminated only by the Trust’s Board of Trustees (the “Board”). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Caps.

Example
This Example is intended to help you compare the cost of investing in the Diversified Income Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Caps only in the first year).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$535	$1,490	$2,449	$4,864
Class C	$341	$1,116	$2,004	$4,286
Class I	$140	$1,086	$2,040	$4,463

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class C	$241	$1,116	$2,004	$4,286

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2

Portfolio Turnover
The Diversified Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal period, the Fund’s portfolio turnover rate was 13.88% of the average value of its portfolio.

Principal Investment Strategies of the Diversified Income Fund
The Diversified Income Fund is considered a “fund-of-funds” that seeks to achieve its investment objective by primarily investing in exchange-traded funds (“ETFs”) and other exchange-traded products such as exchange-traded notes (“ETNs”), exchange-traded trusts and closed-end funds (collectively, with ETFs and ETNs, “Underlying ETPs”), that offer diversified exposure to various different types of investments, regions and sectors.  The Underlying ETPs can invest in many different types of investments, such as equities (including common stocks and convertible securities), debt securities of all maturities and ratings (including corporate and government debt securities as well as mortgage-backed securities, preferred stocks and high yield securities (“junk bonds”)), commodities and real estate investment trusts (“REITs”).  The Underlying ETPs may also have exposure to different global regions, foreign countries (including emerging markets), and investment styles (all market capitalizations, as well as both value and growth securities).

In addition to investing in Underlying ETPs, the Diversified Income Fund may also invest a portion of its portfolio directly in REITs and individual fixed income securities (“Individual Fixed Income Securities”) of any maturity, some of which could include investment grade and below investment grade (such as BBB or lower by Standard & Poor’s Ratings Services or Fitch Ratings and/or Baa or lower by Moody’s Investors Service, Inc.) securities (known as “high yield securities” or “junk bonds”). Individual Fixed Income Securities in which the Diversified Income Fund may invest include: corporate bonds, preferred stock, bank and senior loans, emerging market debt, and Rule 144A securities. The Underlying ETPs, REITs and Individual Fixed Income Securities are referred to collectively in this Prospectus as the “Fund Assets.”

The Diversified Income Fund seeks to offer the potential for total return from a high level of income and a low level of capital growth, with exposure to a low level of principal risk. The Diversified Income Fund generally invests at least 60% of its net assets in fixed income securities and at least 15% of its net assets in equity securities.  No more than half of the fixed income securities will be invested in high yield securities, whether through the Underlying ETPs or in Individual Fixed Income Securities.

The Diversified Income Fund allocates its investments in the Fund Assets in accordance with the Adviser’s outlook for the economy, the financial markets and the relative market valuations of the Fund Assets.  The Adviser’s outlook is based on the Adviser’s research regarding market forces affecting the economy, capital markets, and potential investment sectors, and the Adviser’s analysis of historical and projected risk, return, and correlation between the asset classes considered for each Fund.  The Adviser then examines a number of possible Fund portfolio compositions of available ETF and individual fixed income security holdings.  For potential ETF investments, the Adviser analyzes every individual underlying security within each potential ETF investment.  In assessing the underlying ETF holdings, the Adviser analyzes equity styles, sectors, industries, countries, and capitalizations, as well as bond ratings, maturities, and interest rates. The Diversified Income Fund will sell Fund Assets or reduce investment exposure among market segments, if appropriate, when the Adviser’s research methodology as described above indicates a low relative strength of  a particular asset class, equity/fixed income style, size, sector, industry, or country market segment, and that such market segment(s)  is likely to underperform the market as a whole.

Principal Risks of Investing in the Diversified Income Fund
Losing all or a portion of your investment is a risk of investing in the Diversified Income Fund.  The following additional risks could affect the value of your investment:

Asset Allocation Risk. The selection of the Fund Assets, and the allocation of the Fund Assets among the various market segments, may cause the Diversified Income Fund to underperform other funds with a similar investment objective that do not employ an asset allocation strategy. Because the risks and returns of different asset classes can vary widely over any given time period, the Diversified Income Fund’s performance could suffer if a particular asset class does not perform as expected.

Closed-End Fund Risk. Secondary market trading prices of shares of closed-end funds should be expected to fluctuate and such prices may be higher or lower than the net asset value (“NAV”) of a closed-end fund’s portfolio holdings. There can be no guarantee that shares of a closed-end fund held by the Diversified Income Fund will not trade at a persistent and ongoing discount. Nor can there be any guarantee that an active market in shares of closed-end funds held by the Diversified Income Fund will exist. The Diversified Income Fund may not be able to sell closed-end fund shares at a price equal to the NAV of the closed-end fund.

Exchange-Traded Investments Risk. The Diversified Income Fund may invest in ETFs and ETNs. While the risks of owning shares of an ETF or ETN generally reflect the risks of owning the underlying investments of the ETF or ETN, lack of liquidity in an ETF or ETN can result in its value being more volatile than the underlying portfolio investments.  While ETFs and ETNs have historically traded at or near the value of their underlying assets, there is no guarantee that they will continue to do so and such shares can trade at prices higher or lower than the value of their underlying assets.

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3

Market Risk. The value of securities the Diversified Income Fund holds or the overall stock market may decline over short or extended periods, which may cause the value of your investment in the Diversified Income Fund to decrease.

Individual Fixed Income Securities Risk.  The following risks associated with the Diversified Income Fund’s investment in fixed income securities are also applicable to the Underlying ETPs:

•
Credit Risk. The risk that a decline in the credit quality of an investment could cause the Fund’s share price to fall.  The Fund could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations.

•
Fixed Income Risk. The risk that the securities may be paid off earlier or later than expected. Either situation could cause the Fund to hold securities paying lower-than-market rates of interest, which could affect the Fund’s yield or share price, sometimes negatively.

•
High Yield Risk. The Fund may invest in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”). High yield securities generally pay higher yields (greater income) than investment in higher quality securities; however, high yield securities and junk bonds may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities, and are considered predominantly speculative with respect to an issuer’s continuing ability to make principal and interest payments.

•
Interest Rate Risk.  The risk that an increase in interest rates typically causes a decline in the value of fixed income and other debt securities.  Debt securities with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities.

Real Estate Investment Trusts Risk.  Investments in REITs will be subject to the risks associated with the direct ownership of real estate.  Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions.  This risk is also applicable to the Underlying ETPs.

Rule 144A Securities Risk.  The market for Rule 144A securities typically is less active than the market for public securities. Rule 144A securities carry the risk that the trading market may not continue.

Underlying Fund Investment Risk.  Through its investments in the Underlying ETPs, the Diversified Income Fund will be subject to the risks associated with the Underlying ETPs’ investments, including the possibility that the value of the securities or other assets held by an Underlying ETP could decrease. These risks include any combination of the risks described below, although the Diversified Income Fund’s exposure to a particular risk will be proportionate to the Diversified Income Fund’s overall allocation and Underlying ETP’s asset allocation.  Additionally, the Diversified Income Fund will bear additional expenses based on its pro rata share of the Underlying ETP’s operating expenses, including the potential duplication of management fees.

•
Commodities Risk. The commodities industries can be significantly affected by the level and volatility of commodity prices; world events including international monetary and political developments; import controls and worldwide competition; exploration and production spending; and tax and other government regulations and economic conditions.

•
Concentration Risk. An Underlying ETP may, at various times, concentrate in the securities of a particular industry, group of industries, or sector, and when a fund is over weighted in an industry, group of industries, or sector, it may be more sensitive to any single economic, business, political, or regulatory occurrence than a fund that is not over weighted in an industry, group of industries, or sector.

•
Emerging Markets Risk. There is an increased risk of price volatility associated with an Underlying ETP’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

•
Equity Risk. The prices of equity securities in which an Underlying ETP invests rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

•
Foreign Currency Risk. Currency movements may negatively impact the value of an Underlying ETP’s investments in securities of foreign issuers even when there is no change in the value of the security in the issuer’s home country. Under normal circumstances, the Underlying ETPs are not expected to hedge against the risk of currency exchange rate fluctuations, but some Underlying ETPs may reserve the right to do so if there is extreme volatility in currency exchange rates.

•
Foreign Securities Risk. An Underlying ETP’s investments in securities of foreign issuers involve certain risks including, but not limited to, risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges). In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States. In addition, the securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies.

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4

•
“Growth” Investing Risk. An Underlying ETP may pursue a “growth style” of investing.  Growth stocks can be volatile for several reasons. Since those companies usually invest a high portion of earnings in their businesses, they may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically.

•
Income Risk. An Underlying ETP may derive dividend and interest income from certain of its investments. This income can vary widely over the short- and long-term. If prevailing market interest rates drop, distribution rates of an Underlying ETP’s income producing investments may decline which then may adversely affect the Fund’s value.

•
Interest Rate Risk. An Underlying ETP’s investments in fixed income securities are subject to the risk that interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, an Underlying ETP’s yield will change over time. During periods when interest rates are low, an Underlying ETP’s yield (and total return) also may be low. To the extent that the investment adviser (or sub-adviser) of an Underlying ETP anticipates interest rate trends imprecisely, the Underlying ETP could miss yield opportunities or its share price could fall.

•
Large-Cap Risk. An Underlying ETP may invest in large-cap companies. Returns on investments in stocks of large U.S. companies could trail the returns on investments in stocks of smaller and mid-sized companies.

•
Mid-Cap Risk. An Underlying ETP may invest in mid-cap companies. Mid-sized companies may be more volatile and more likely than large-capitalization companies to have limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of mid-size companies could trail the returns on investments in stocks of larger or smaller companies.

•
Small-Cap Risk. An Underlying ETP may invest in small-cap companies. Small capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may be listed on an exchange or trade over-the-counter, and may or may not pay dividends. During a period when the performance of small-cap stocks lags other types of investments — large-cap stocks, for instance — the Underlying ETP’s performance could be reduced.

•
“Value” Investing Risk.  An Underlying ETP may pursue a “value style” of investing.  “Value style” investing as a strategy may be out of favor in the market for an extended period. Value stocks can perform differently from the market as a whole and from other types of stocks.

Performance

When the Diversified Income Fund has been in operation for a full calendar year, performance information will be shown here.  Updated performance information is available on the Fund’s website at www.SiM-Funds.com or by calling the Fund toll-free at 1-855-746-3863 (855-SIM-FUND).

Management
Investment Adviser:  Strategic Income Management, LLC is the investment adviser of the Diversified Income Fund.

Portfolio Managers:  The Diversified Income Fund is managed under an investment team structure.  Mr. Randall Yoakum II, Chief Executive Officer of the Adviser, is the Lead Portfolio Manager.  The investment team also includes Ms. Nicolé Verbrugghe, Director of Research-Asset Allocation, Mr. Gary J. Pokrzywinski, Chief Investment Officer (“CIO”) and lead portfolio manager for the Adviser’s high yield team, and Mr. Brian L. Placzek, Director of Research-High Yield.  Each member of the investment team has served as a portfolio manager of the Fund since its inception in June 2011.

For important information about purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Summary Information about Purchases, Sales, Taxes and Financial Intermediary Compensation” on page 10 of this Prospectus.

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5

SiM Dynamic Allocation Equity Income Fund (the “Equity Income Fund”)

Investment Objective
The Equity Income Fund seeks to provide total return, consisting primarily of long-term capital appreciation with growth of income.

Fees and Expenses of the Equity Income Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Equity Income Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the SiM Funds.  More information about these and other discounts is available from your financial professional and in the “Shareholder Information” section on page 18 of the Fund’s Prospectus and the “Additional Purchase and Redemption Information” section on page 35 of the Fund’s SAI.

	Class A	Class C	Class I
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is less)	None	1.00%	None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.75%	0.75%
Distribution and Service (Rule 12b-1) Fees	0.25%	1.00%	None
Other Expenses	1.58%	0.97%	1.58%
Acquired Fund Fees and Expenses	0.24%	0.24%	0.24%
Total Annual Fund Operating Expenses(1)	2.82%	2.96%	2.57%
Less: Fee Waiver and/or Expense Reimbursement(2)	-1.23%	-0.62%	-1.23%
Net Annual Fund Operating Expenses	1.59%	2.34%	1.34%

(1)
Total Annual Fund Operating Expenses does not correlate to Ratio of Expenses to Average Net Assets Before Expense Reimbursement in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include the 0.24% attributed to acquired fund fees and expenses (“AFFE”).

(2)
The Adviser has contractually agreed to waive a portion or all of its management fees and pay Fund expenses in order to limit the Net Annual Fund Operating Expenses (excluding AFFE, interest, taxes and extraordinary expenses) to 1.35%, 2.10% and 1.10% of average daily net assets of the Fund’s Class A, Class C and Class I shares, respectively (the “Expense Caps”).  The Expense Caps will remain in effect through at least August 28, 2013, and may be terminated only by the Board.  The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Caps.

Example
This Example is intended to help you compare the cost of investing in the Equity Income Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Caps only in the first year).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$703	$1,266	$1,854	$3,440
Class C	$337	$857	$1,503	$3,236
Class I	$136	$682	$1,255	$2,813

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class C	$237	$857	$1,503	$3,236

Portfolio Turnover
The Equity Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal period, the Fund’s portfolio turnover rate was 18.30% of the average value of its portfolio.

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6

Principal Investment Strategies of the Equity Income Fund
The Equity Income Fund is considered a “fund-of-funds” that seeks to achieve its investment objective by primarily investing in ETFs and other exchange-traded products such as ETNs, exchange-traded trusts and closed-end funds (collectively, with ETFs and ETNs, “Underlying ETPs”), that offer diversified exposure to various different types of investments, regions and sectors.  The Underlying ETPs can invest in many different types of investments, such as equities (including common stocks and convertible securities), debt securities of all maturities and ratings (including corporate and government debt securities as well as mortgage-backed securities, preferred stocks and high yield securities (“junk bonds”)), commodities and REITs.  The Underlying ETPs may also have exposure to different global regions, foreign countries (including emerging markets), and investment styles (all market capitalizations, as well as both value and growth securities).

In addition to investing in Underlying ETPs, the Equity Income Fund may also invest a portion of its portfolio directly in REITs and Individual Fixed Income Securities of any maturity, some of which could include investment grade and below investment grade (such as BBB or lower by Standard & Poor’s Ratings Services or Fitch Ratings and/or Baa or lower by Moody’s Investors Service, Inc.) securities (known as “high yield securities” or “junk bonds”).  Individual Fixed Income Securities in which the Equity Income Fund may invest include: corporate bonds, preferred stock, bank and senior loans, emerging market debt and Rule 144A securities.

The Equity Income Fund seeks to offer the potential for total return from a medium to high level of capital growth and a medium level of income, with exposure to a medium to high level of principal risk. The Equity Income Fund generally invests at least 80% of its net assets in equity securities and at least 10% of its net assets in fixed income securities.  Investments in Underlying ETPs that invest predominantly in equity securities are considered equity securities for the 80% test.  No more than half of the fixed income securities will be invested in high yield securities, whether through the Underlying ETPs or in Individual Fixed Income Securities.

The Equity Income Fund allocates its investments in the Fund Assets in accordance with the Adviser’s outlook for the economy, the financial markets and the relative market valuations of the Fund Assets.  The Adviser’s outlook is based on the Adviser’s research regarding market forces affecting the economy, capital markets, and potential investment sectors, and the Adviser’s analysis of historical and projected risk, return, and correlation between the asset classes considered for each Fund.  The Adviser then examines a number of possible Fund portfolio compositions of available ETF and individual fixed income security holdings.  For potential ETF investments, the Adviser analyzes every individual underlying security within each potential ETF investment.  In assessing the underlying ETF holdings, the Adviser analyzes equity styles, sectors, industries, countries, and capitalizations, as well as bond ratings, maturities, and interest rates.  The Equity Income Fund will sell Fund Assets or reduce investment exposure among market segments, if appropriate, when the Adviser’s research methodology as described above indicates a low relative strength of a particular asset class, equity/fixed income style, size, sector, industry, or country market segment, and that such market segment(s) is likely to underperform the market as a whole.

Principal Risks of Investing in the Equity Income Fund
Losing all or a portion of your investment is a risk of investing in the Equity Income Fund.  The following additional risks could affect the value of your investment:

Asset Allocation Risk. The selection of the Fund Assets, and the allocation of the Fund Assets among the various market segments, may cause the Equity Income Fund to underperform other funds with a similar investment objective that do not employ an asset allocation strategy. Because the risks and returns of different asset classes can vary widely over any given time period, the Equity Income Fund’s performance could suffer if a particular asset class does not perform as expected.

Closed-End Fund Risk. Secondary market trading prices of shares of closed-end funds should be expected to fluctuate and such prices may be higher or lower than the NAV of a closed-end fund’s portfolio holdings. There can be no guarantee that shares of a closed-end fund held by the Equity Income Fund will not trade at a persistent and ongoing discount. Nor can there be any guarantee that an active market in shares of closed-end funds held by the Equity Income Fund will exist. The Equity Income Fund may not be able to sell closed-end fund shares at a price equal to the NAV of the closed-end fund.

Exchange-Traded Investments Risk. The Equity Income Fund may invest in ETFs and ETNs. While the risks of owning shares of an ETF or ETN generally reflect the risks of owning the underlying investments of the ETF or ETN, lack of liquidity in an ETF or ETN can result in its value being more volatile than the underlying portfolio investments.  While ETFs and ETNs have historically traded at or near the value of their underlying assets, there is no guarantee that they will continue to do so and such shares can trade at prices higher or lower than the value of their underlying assets.

Market Risk. The value of securities the Equity Income Fund holds or the overall stock market may decline over short or extended periods, which may cause the value of your investment in the Equity Income Fund to decrease.

Individual Fixed Income Securities Risk.  The following risks associated with the Equity Income Fund’s investment in fixed income securities are also applicable to the Underlying ETPs:

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7

•
Credit Risk. The risk that a decline in the credit quality of an investment could cause the Fund’s share price to fall.  The Fund could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations.

•
Fixed Income Risk. The risk that the securities may be paid off earlier or later than expected. Either situation could cause the Fund to hold securities paying lower-than-market rates of interest, which could affect the Fund’s yield or share price, sometimes negatively.

•
High Yield Risk. The Fund may invest in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”). High yield securities generally pay higher yields (greater income) than investment in higher quality securities; however, high yield securities and junk bonds may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities, and are considered predominantly speculative with respect to an issuer’s continuing ability to make principal and interest payments.

•
Interest Rate Risk.  The risk that an increase in interest rates typically causes a decline in the value of fixed income and other debt securities.  Debt securities with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities.

Real Estate Investment Trusts Risk. Investments in REITs will be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions.  This risk is also applicable to the Underlying ETPs.

Rule 144A Securities Risk. The market for Rule 144A securities typically is less active than the market for public securities. Rule 144A securities carry the risk that the trading market may not continue.

Underlying Fund Investment Risk. Through its investments in the Underlying ETPs, the Equity Income Fund will be subject to the risks associated with the Underlying ETPs’ investments, including the possibility that the value of the securities or other assets held by an Underlying ETP could decrease. These risks include any combination of the risks described below, although the Equity Income Fund’s exposure to a particular risk will be proportionate to the Equity Income Fund’s overall allocation and Underlying ETP’s asset allocation.  Additionally, the Equity Income Fund will bear additional expenses based on its pro rata share of the Underlying ETP’s operating expenses, including the potential duplication of management fees.

•
Commodities Risk. The commodities industries can be significantly affected by the level and volatility of commodity prices; world events including international monetary and political developments; import controls and worldwide competition; exploration and production spending; and tax and other government regulations and economic conditions.

•
Concentration Risk. An Underlying ETP may, at various times, concentrate in the securities of a particular industry, group of industries, or sector, and when a fund is over weighted in an industry, group of industries, or sector, it may be more sensitive to any single economic, business, political, or regulatory occurrence than a fund that is not over weighted in an industry, group of industries, or sector.

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Emerging Markets Risk. There is an increased risk of price volatility associated with an Underlying ETP’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

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Equity Risk. The prices of equity securities in which an Underlying ETP invests rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

•
Foreign Currency Risk. Currency movements may negatively impact the value of an Underlying ETP’s investments in securities of foreign issuers even when there is no change in the value of the security in the issuer’s home country. Under normal circumstances, the Underlying ETPs do not intend to hedge against the risk of currency exchange rate fluctuations, but some Underlying ETPs may reserve the right to do so if there is extreme volatility in currency exchange rates.

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Foreign Securities Risk. An Underlying ETP’s investments in securities of foreign issuers involve certain risks including, but not limited to, risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges). In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States. In addition, the securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies.

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“Growth” Investing Risk. An Underlying ETP may pursue a “growth style” of investing.  Growth stocks can be volatile for several reasons. Since those companies usually invest a high portion of earnings in their businesses, they may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically.

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Income Risk. An Underlying ETP may derive dividend and interest income from certain of its investments. This income can vary widely over the short- and long-term. If prevailing market interest rates drop, distribution rates of an Underlying ETP’s income producing investments may decline which then may adversely affect the Fund’s value.

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Interest Rate Risk. An Underlying ETP’s investments in fixed income securities are subject to the risk that interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, an Underlying ETP’s yield will change over time. During periods when interest rates are low, an Underlying ETP’s yield (and total return) also may be low. To the extent that the investment adviser (or sub-adviser) of an Underlying ETP anticipates interest rate trends imprecisely, the Underlying ETP could miss yield opportunities or its share price could fall.

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Large-Cap Risk. An Underlying ETP may invest in large-cap companies. Returns on investments in stocks of large U.S. companies could trail the returns on investments in stocks of smaller and mid-sized companies.

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Mid-Cap Risk. An Underlying ETP may invest in mid-cap companies. Mid-sized companies may be more volatile and more likely than large-capitalization companies to have limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of mid-size companies could trail the returns on investments in stocks of larger or smaller companies.

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Small-Cap Risk. An Underlying ETP may invest in small-cap companies. Small capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may be listed on an exchange or trade over-the-counter, and may or may not pay dividends. During a period when the performance of small-cap stocks lags other types of investments — large-cap stocks, for instance — the Underlying ETP’s performance could be reduced.

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“Value” Investing Risk.  An Underlying ETP may pursue a “value style” of investing.  “Value style” investing as a strategy may be out of favor in the market for an extended period. Value stocks can perform differently from the market as a whole and from other types of stocks.

Performance

When the Equity Income Fund has been in operation for a full calendar year, performance information will be shown here.  Updated performance information is available on the Fund’s website at www.SiM-Funds.com or by calling the Fund toll-free at 1-855-746-3863 (855-SIM-FUND).

Management
Investment Adviser:  Strategic Income Management, LLC is the investment adviser of the Equity Income Fund.

Portfolio Managers:  The Equity Income Fund is managed under an investment team structure.  Mr. Randall Yoakum II, Chief Executive Officer of the Adviser, is the Lead Portfolio Manager.  The investment team also includes Ms. Nicolé Verbrugghe, Director of Research-Asset Allocation, Mr. Gary J. Pokrzywinski, CIO and lead portfolio manager for the Adviser’s high yield team, and Mr. Brian L. Placzek, Director of Research-High Yield.  Each member of the investment team has served as a portfolio manager of the Fund since its inception in June 2011.

For important information about purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Summary Information about Purchases, Sales, Taxes and Financial Intermediary Compensation” on page 10 of this Prospectus.

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Summary Information about Purchases, Sales, Taxes and Financial Intermediary Compensation

Purchase and Sale of Fund Shares
You may purchase, exchange, or redeem Fund shares on any business day by written request via mail (SiM Funds/[Fund Name], c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by telephone at 1-855-746-3863 (855-SIM-FUND) or through a financial intermediary.  You may also purchase or redeem Fund shares by wire transfer.  Investors who wish to purchase or redeem Fund shares through a financial intermediary should contact the financial intermediary directly.  The minimum initial and subsequent investment amounts are shown below.

Type of Account	To Open Your Account	To Add to Your Account
Class A and Class C
Regular and Individual Retirement Accounts (“IRA”)	$2,500	$100

Automatic Investment Plan (“AIP”) Accounts	$100	$100

Class I
All Accounts	$25,000	$100

Tax Information
Each Fund’s distributions are taxable and will be taxed as ordinary income or capital gains unless you invest through tax-deferred arrangements, such as a 401(k) plan or IRA.  Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank or financial adviser), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend a Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

Diversified Income Fund

Principal Investment Strategies
The Diversified Income Fund is considered a “fund-of-funds” that seeks to achieve its investment objective by primarily investing in ETFs and other exchange-traded products such as ETNs, exchange-traded trusts and closed-end funds (collectively, with ETFs and ETNs, “Underlying ETPs”), that offer diversified exposure to various different types of investments, regions and sectors.  The Underlying ETPs can invest in many different types of investments, such as equities (including common stocks and convertible securities), debt securities of all maturities and ratings (including corporate and government debt securities as well as mortgage-backed securities, preferred stocks and high yield securities (“junk bonds”)), commodities and REITS.  The Underlying ETPs may also have exposure to different global regions, foreign countries (including emerging markets), and investment styles (all market capitalizations, as well as both value and growth securities).

In addition to investing in Underlying ETPs, the Diversified Income Fund may also invest a portion of its portfolio directly in REITs and Individual Fixed Income Securities of any maturity, some of which could include investment grade and below investment grade (such as BBB or lower by Standard & Poor’s Ratings Services or Fitch Ratings and/or Baa or lower by Moody’s Investors Service, Inc.) securities (known as “high yield securities” or “junk bonds”).  Individual Fixed Income Securities in which the Diversified Income Fund may invest include:  corporate bonds, preferred stock, bank and senior loans, emerging market debt and Rule 144A securities.

The Diversified Income Fund seeks to offer the potential for total return from a high level of income and a low level of capital growth, with exposure to a low level of principal risk.  The Diversified Income Fund, either directly or through its investments in the Underlying ETPs, generally invests at least 60% of its net assets in fixed income securities and at least 15% of its net assets in equity securities.  No more than half of the fixed income securities will be invested in high yield securities, whether through the Underlying ETPs or in Individual Fixed Income Securities.

The Diversified Income Fund allocates its investments in the Fund Assets in accordance with the Adviser’s outlook for the economy, the financial markets and the relative market valuations of the Fund Assets. The Adviser’s outlook is based on the Adviser’s research regarding market forces affecting the economy, capital markets, and potential investment sectors, and the Adviser’s analysis of historical and projected risk, return, and correlation between the asset classes considered for each Fund.  The Adviser then examines a number of possible Fund portfolio compositions of available ETF and individual fixed income security holdings.  For potential ETF investments, the Adviser analyzes every individual underlying security within each potential ETF investment.  In assessing the underlying ETF holdings, the Adviser analyzes equity styles, sectors, industries, countries, and capitalizations, as well as bond ratings, maturities, and interest rates.  The Diversified Income Fund will sell Fund Assets or reduce investment exposure among market segments, if appropriate, when the Adviser’s research methodology as described above indicates a low relative strength of a particular asset class, equity/fixed income style, size, sector, industry, or country market segment, and that such market segment(s) is likely to underperform the market as a whole.

Under normal market conditions, the Diversified Income Fund’s portfolio will generally:

•	invest up to 85% of its net assets in Fund Assets that are, or that primarily hold, fixed income securities;
•	not invest more than 40% of its net assets in Fund Assets that are, or that primarily hold, equity securities; and
•	invest up to 20% of its net assets in any single Fund Asset.

The Diversified Income Fund’s portfolio may temporarily exceed these percentage ranges for short periods without notice, and the Adviser, due to certain market conditions, may alter the percentage ranges when it deems appropriate.

Equity Income Fund

The Equity Income Fund is considered a “fund-of-funds” that seeks to achieve its investment objective by primarily investing in ETFs and other exchange-traded products such as ETNs, exchange-traded trusts and closed-end funds (collectively, with ETFs and ETNs, “Underlying ETPs”), that offer diversified exposure to various different types of investments, regions and sectors.  The Underlying ETPs can invest in many different types of investments, such as equities (including common stocks and convertible securities), debt securities of all maturities and ratings (including corporate and government debt securities as well as mortgage-backed securities, preferred stocks and high yield securities (“junk bonds”)), commodities and REITS.  The Underlying ETPs may also have exposure to different global regions, foreign countries (including emerging markets), and investment styles (all market capitalizations, as well as both value and growth securities).

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In addition to investing in Underlying ETPs, the Equity Income Fund may also invest a portion of its portfolio directly in REITs and Individual Fixed Income Securities of any maturity, some of which could include investment grade and below investment grade (such as BBB or lower by Standard & Poor’s Ratings Services or Fitch Ratings and/or Baa or lower by Moody’s Investors Service, Inc.) securities (known as “high yield securities” or “junk bonds”).  Individual Fixed Income Securities in which the Equity Income Fund may invest include: corporate bonds, preferred stock, bank and senior loans, emerging market debt and Rule 144A securities.

The Equity Income Fund seeks to offer the potential for total return from a medium to high level of capital growth and a medium level of income, with exposure to a medium to high level of principal risk. The Equity Income Fund, either directly or through its investments in the Underlying ETPs, generally invests at least 80% of its net assets in equity securities and at least 10% of its net assets in fixed income securities.  Investments in Underlying ETPs that invest predominantly in equity securities are considered equity securities for the 80% test.  No more than half of the fixed income securities will be invested in high yield securities, whether through the Underlying ETPs or in Individual Fixed Income Securities.

The Equity Income Fund allocates its investments in the Fund Assets in accordance with the Adviser’s outlook for the economy, the financial markets and the relative market valuations of the Fund Assets. The Adviser’s outlook is based on the Adviser’s research regarding market forces affecting the economy, capital markets, and potential investment sectors, and the Adviser’s analysis of historical and projected risk, return, and correlation between the asset classes considered for each Fund.  The Adviser then examines a number of possible Fund portfolio compositions of available ETF and individual fixed income security holdings.  For potential ETF investments, the Adviser analyzes every individual underlying security within each potential ETF investment.  In assessing the underlying ETF holdings, the Adviser analyzes equity styles, sectors, industries, countries, and capitalizations, as well as bond ratings, maturities, and interest rates.  The Equity Income Fund will sell Fund Assets or reduce investment exposure among market segments, if appropriate, when the Adviser’s research methodology as described above indicates a low relative strength of a particular asset class, equity/fixed income style, size, sector, industry, or country market segment, and that such market segment(s) is likely to underperform the market as a whole.

Under normal market conditions, the Equity Income Fund’s portfolio will generally:

•	invest up to 90% of its net assets in Fund Assets that are, or that primarily hold, equity securities;
•	not invest more than 20% of its net assets in Fund Assets that are, or that primarily hold, fixed income securities; and
•	invest up to 20% of its net assets in any single Fund Asset.

The Equity Income Fund’s portfolio may temporarily exceed these percentage ranges for short periods without notice, and the Adviser, due to certain market conditions, may alter the percentage ranges when it deems appropriate.

Cash or Temporary Investments
Under normal circumstances, the Funds will stay invested according to their principal investment strategies noted above.  However, each Fund may invest up to 100% of its net assets in cash, cash equivalents, and high-quality, short-term debt securities and money market instruments for temporary defensive purposes in response to adverse market, economic or political conditions.  This may result in a Fund not achieving its investment objective and the Fund’s performance may be negatively affected as a result.

To the extent that a Fund uses a money market fund or an exchange-traded fund for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market fund’s or exchange-traded fund’s management fees and operational expenses.

Principal Risks

The principal risks of investing in a Fund that may adversely affect the Fund’s NAV or total return were previously summarized and are discussed in more detail below.  There can be no assurance that each Fund will achieve its investment objective.

An investment in the Funds may be appropriate for investors who are willing to accept the risks and uncertainties of investing in Underlying ETPs so as to allocate their assets among various asset classes and market segments in the hope of achieving their respective investment objectives.

The shares of each Underlying ETP will be listed on a national securities exchange.  Except for Underlying ETPs that hold non-U.S. issues, the Funds will generally not otherwise invest in non-U.S. issues.  The Underlying ETPs will typically be managed by a third party not affiliated with the Adviser.  Under normal market conditions, the Funds will purchase shares of the Underlying ETPs in the secondary markets.  When a Fund invests in an Underlying ETP, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the Underlying ETP’s expenses (including operating cost and management fees).  A Fund will generally be required to pay higher expenses of the Underlying ETP if the Underlying ETP’s assets decline.  Consequently, an investment in a Fund entails more direct and indirect expenses than a direct investment in an Underlying ETP.

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Along with the risks associated with the Underlying ETPs, each Fund is subject to a number of other risks that may affect the value of its shares, including:

Asset Allocation Risk. Each Fund’s particular asset allocation can have a significant effect on performance.  Asset allocation risk is the risk that the selection of the Fund Assets, and the allocation of assets among the Underlying ETPs, will cause a Fund to underperform other funds with a similar investment objective that do not employ an asset allocation strategy.  Because the risks and returns of different asset classes can vary widely over any given time period, a Fund’s performance could suffer if a particular asset class does not perform as expected.

Closed-End Fund Risk. A closed-end fund is a pooled investment vehicle that is registered under the Investment Company Act of 1940, as amended, and whose shares are listed and traded on U.S. national securities exchanges.  Like any stock, a closed-end fund’s share price will fluctuate in response to market conditions and other factors. Secondary market trading prices of closed-end funds should be expected to fluctuate and such prices may be higher or lower than the NAV of a closed-end fund’s portfolio holdings.  When such prices are higher, shares are said to be trading at a “premium.”  When they are lower, shares are said to be trading at a “discount.” Closed-end fund shares frequently trade at persistent and ongoing discounts to the NAV of the closed-end fund’s portfolio investments. There can be no guarantee that shares of a closed-end held by a Fund will not trade at a persistent and ongoing discount. Nor can there be any guarantee that an active market in shares of closed-end funds held by a Fund will exist. A Fund may not be able to sell closed-end fund shares at a price equal to the NAV of the closed-end fund. While a Fund seeks to take advantage of differences between the NAV of closed-end fund shares and any secondary market premiums or discounts, a Fund may not be able to do so. In addition, there can be no assurance that any closed-end fund will achieve its stated investment objective.

Exchange Traded Vehicle Risk. Each Fund may invest in ETFs and ETNs. While the risks of owning shares of an ETF or ETN generally reflect the risks of owning the underlying investments of the ETF or ETN, lack of liquidity in an ETF or ETN can result in its value being more volatile than the underlying portfolio investments. In addition, the value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, and changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced market. If a rating agency lowers the issuer’s credit rating, the value of the ETN will decline and a lower credit rating reflects a greater risk that the issuer will default on its obligation.

Market Risk. Investments in securities in general are subject to market risks that may cause their prices to fluctuate over time. The Funds’ and the Underlying ETPs’ investments may decline in value due to factors affecting securities or commodities markets generally, such as real or perceived adverse economic conditions or changes in interest or currency rates, or particular countries, segments, economic sectors, industries or companies within those markets. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of securities and financial instruments in which a Fund or an Underlying ETP invests will cause the NAV of a Fund or Underlying ETP to fluctuate.  Historically, the markets have moved in cycles, and the value of a Fund’s and an Underlying ETP’s securities may fluctuate drastically from day to day. Because of its link to the markets, an investment in a Fund may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

Individual Fixed Income Securities Risk.  The following risks associated with the Funds’ investments in fixed income securities are also applicable to the Underlying ETPs.

•
Credit Risk. The risk that a decline in the credit quality of an investment could cause a Fund’s share price to fall.  The Funds could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations.  Below investment-grade bonds (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade bonds. Below investment-grade bonds also involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer’s creditworthiness. In addition, issuers of below investment-grade bonds may be more susceptible than other issuers to economic downturns. Such bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the bonds.

•
Fixed Income Risk. The risk that the securities may be paid off earlier or later than expected. Either situation could cause a Fund to hold securities paying lower-than-market rates of interest, which could affect a Fund’s yield or share price, sometimes negatively. In addition, rising interest rates tend to extend the duration of certain fixed income securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Fund or an Underlying ETP that holds these securities may exhibit additional volatility.  This is known as extension risk. When interest rates decline, borrowers may pay off their fixed income securities sooner than expected. This can reduce the returns of a Fund or an Underlying ETP because the Fund or Underlying ETP will have to reinvest that money at the lower prevailing interest rates. This is known as prepayment risk.

•
High Yield Risk. A Fund may invest in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”). High yield securities generally pay higher yields (greater income) than investment in higher quality securities; however, high yield securities and junk bonds may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities, and are considered predominantly speculative with respect to an issuer’s continuing ability to make principal and interest payments.  The value of these securities often fluctuates in response to company, political or economic developments and declines significantly over short periods of time or during periods of general economic difficulty. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the ability of certain of the underlying funds to sell these securities (liquidity risk). These securities can also be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price. If the issuer of a security is in default with respect to interest or principal payments, the Fund or an Underlying ETP may lose its entire investment.

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•
Interest Rate Risk.  A Fund’s investment in fixed income securities is subject to the risk that interest rates rise and fall over time.  During periods when interest rates are low, the Fund’s yield will change over time.  During periods when interest rates are low, the Fund’s yield and total return also may be low.  Changes in interest rates also may affect a Fund’s share price:  a sharp rise in interest rates could cause the Fund’s share price to fall.  This risk is greater when a Fund holds bonds with longer maturities.  To the extent that the Adviser anticipates interest rate trends imprecisely, the Fund could miss yield opportunities or its share price could fall.

Real Estate Investment Trusts Risk. Investments in REITs will be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions.  REITs are more dependent upon specialized management skills, have limited diversification and are, therefore, generally dependent on their ability to generate cash flow to make distributions to shareholders. In addition, REITs have their own expenses, and the Funds will bear a proportionate share of those expenses. This risk is also applicable to the Underlying ETPs.

Rule 144A Securities Risk.  The Fund may invest in Rule 144A securities.  The market for Rule 144A securities typically is less active than the market for public securities. Rule 144A securities carry the risk that the trading market may not continue.  Additionally, Rule 144A securities may be considered illiquid which could reduce the returns of the Fund because it may be difficult to sell illiquid securities at an advantageous time or price.

Underlying Fund Investment Risk. A Fund is subject to the same risks as the Underlying ETPs in which it invests, except the Fund may have the benefit of additional diversification. While the risks of owning shares of an Underlying ETP generally reflect the risks of owning the underlying securities or other assets of the Underlying ETP, lack of liquidity in an Underlying ETP can result in its value being more volatile than the underlying portfolio securities. In addition, certain of the Underlying ETPs may hold common portfolio positions, thereby reducing the diversification benefits of an asset allocation style.  As with investing in other securities whose prices increase and decrease in market value, you may lose money by investing in a Fund.

OVERVIEW OF THE PRINCIPAL RISKS OF THE UNDERLYING ETPs
The value of your investment in a Fund is based primarily on the prices of the Underlying ETPs that the Fund purchases.  In turn, the price of each Underlying ETP is based on the value of its securities.  The prices of these securities change daily and each Underlying ETP’s performance reflects the risks of investing in a particular asset class or classes.  Certain of the Underlying ETPs reflect the risks of equity investing, while others reflect the risks of investing in fixed income securities, foreign securities or a combination of these types of securities.  An overview of the principal risks of the Underlying ETPs is provided below.  The degree to which the risks described below apply to a Fund varies according to its asset allocation.

Commodities Risk.  An Underlying ETP may invest in companies involved in commodity-related businesses.  Investments in companies involved in commodity-related businesses may be subject to greater volatility than investments in companies involved in more traditional businesses. This is because the value of companies in commodity-related businesses may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments.

Concentration Risk. An Underlying ETP may, at various times, concentrate in the securities of a particular industry, group of industries, or sector, and when a fund is over weighted in an industry, group of industries, or sector, it may be more sensitive to any single economic, business, political, or regulatory occurrence than a fund that is not over weighted in an industry, group of industries, or sector.

Emerging Markets Risk. An Underlying ETP’s investments in securities of emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with an Underlying ETP’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

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Equity Risk. The prices of equity securities in which the Underlying ETPs invest rise and fall daily.  These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the equity market tends to move in cycles which may cause stock prices to fall over short or extended periods of time.

Foreign Currency Risk. A Fund may invest in Underlying ETPs that hold securities denominated in foreign currency. The value of securities denominated in foreign currencies can change when foreign currencies strengthen or weaken relative to the U.S. Dollar. These currency movements may negatively impact the value of an Underlying ETP’s investment in the securities of foreign issuers even when there is no change in the value of the security in the issuer’s home country. Under normal circumstances, the Underlying ETPs do not intend to hedge against the risk of currency exchange rate fluctuations, but some Underlying ETPs may reserve the right to do so if there is extreme volatility in currency exchange rates.

Foreign Securities Risk. An Underlying ETP’s investments in securities of foreign issuers involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges). In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States. The securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies. An Underlying ETP with foreign investments may also experience more rapid or extreme changes in value than a fund that invests solely in securities of U.S. companies because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Foreign withholdings taxes may be imposed on income earned by an Underlying ETP’s investment in foreign securities which may reduce the return on such investments. There also is the risk that the cost of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions.

“Growth” Investing Risk. An Underlying ETP may pursue a “growth style” of investing. Growth stocks can be volatile for several reasons. Since those companies usually invest a high portion of earnings in their businesses, they may lack the dividends of value stocks that can cushion stock prices in a falling market.  The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks may be more expensive relative to their earnings or assets compared to value or other stocks.

Income Risk. An Underlying ETP may derive dividend and interest income from certain of its investments. This income can vary widely over the short- and long-term. If prevailing market interest rates drop, distribution rates of an Underlying ETP’s income producing investments may decline which then may adversely affect a Fund’s value. The dividend and interest income produced by certain of the Underlying ETP’s portfolio holdings also may be adversely affected by the particular circumstances and performance of the individual issuers of such investments.

Interest Rate Risk. An Underlying ETP’s investments in fixed income securities are subject to the risk that interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, an Underlying ETP’s yield will change over time. During periods when interest rates are low, an Underlying ETP’s yield (and total return) also may be low. Changes in interest rates also may affect an Underlying ETP’s share price: a sharp rise in interest rates could cause the Underlying ETP’s share price to fall. This risk is greater when the Underlying ETP holds bonds with longer maturities. To the extent that the investment adviser (or sub-adviser) of an Underlying ETP anticipates interest rate trends imprecisely, the Underlying ETP could miss yield opportunities or its share price could fall.

Large-Cap Risk. An Underlying ETP may invest in large-cap companies. Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — small-cap stocks, for instance — the Underlying ETP’s performance could be reduced.

Mid-Cap Risk. An Underlying ETP may invest in mid-cap companies. Historically, mid-cap stocks have been riskier than large-cap stocks. Stock prices of mid-cap companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Mid-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when mid-cap stocks fall behind other types of investments — large-cap stocks, for instance — the Underlying ETP’s performance could be reduced.

Small-Cap Risk. Historically, small-cap stocks have been riskier than large- and mid-cap stocks.  Accordingly, Underlying ETPs that invest in small-cap securities may be more volatile than Underlying ETPs that invest in large- and mid-cap securities. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Small-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies. In addition, smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies. Further, smaller companies may have less publicly available information and, when available, it may be inaccurate or incomplete. These risks are even greater for the micro-cap companies that the Underlying ETPs may own.  Micro-cap companies are followed by relatively few securities analysts and there tends to be less information about them. Their securities generally have limited trading volumes and are subject to even more abrupt, erratic price movements. Micro-cap companies are even more vulnerable to adverse business and market developments. During a period when the performance of small-cap stocks lags other types of investments — large-cap stocks, for instance — the Underlying ETP’s performance could be reduced.

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“Value” Investing Risk.  Value stocks can perform differently from the market as a whole and from other types of stocks.  Value stocks may be purchased based upon the belief that a given security may be out of favor. Value investing seeks to identify stocks that have depressed valuations, based upon a number of factors which are thought to be temporary in nature, and to sell them at superior profits when their prices rise in response to resolution of the issues which caused the valuation of the stock to be depressed. While certain value stocks may increase in value more quickly during periods of anticipated economic upturn, they may also lose value more quickly in periods of anticipated economic downturn.  Furthermore, there is the risk that the factors which caused the depressed valuations are longer term or even permanent in nature, and that there will not be any rise in valuation.  Finally, there is the increased risk in such situations that such companies may not have sufficient resources to continue as ongoing businesses, which would result in the stock of such companies potentially becoming worthless.

PORTFOLIO HOLDINGS INFORMATION

A description of the Funds’ policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Funds’ SAI.  Currently, disclosure of a Fund’s holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q.  The Annual and Semi-Annual Reports are available by contacting the SiM Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701, or calling 1-855-746-3863 (855-SIM-FUND) and on the SEC’s website at www.sec.gov.  A complete description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the SAI.

MANAGEMENT OF THE FUNDS

Investment Adviser
Strategic Income Management, LLC is the Funds’ investment adviser and is located at 720 Olive Way, Suite 1675, Seattle, Washington  98101.  The Adviser is an SEC-registered investment advisory firm formed in 2010.  The Adviser provides investment management services to high net worth individuals and investment companies.

The Adviser is responsible for the day-to-day management of the Funds in accordance with each Fund’s investment objective and policies.  The Adviser also furnishes the Funds with office space and certain administrative services and provides most of the personnel needed to fulfill its obligations under its advisory agreement.  For its services, each Fund pays the Adviser a monthly management fee that is calculated at the annual rate of 0.75% of the Fund’s average daily net assets.  For the fiscal period ended April 30, 2012, the Adviser waived its entire management fee for the Diversified Income Fund and the Equity Income Fund.

A discussion regarding the basis of the Board’s approval of the Investment Advisory Agreement is available in the Funds’ Semi-Annual Report to shareholders for the fiscal period ended October 31, 2011.

The Funds, as series of the Trust, do not hold themselves out as related to any other series of the Trust for purposes of investment and investor services, nor do they share the same investment adviser with any other series.

Portfolio Managers
The Funds are managed under an investment team structure.  Mr. Randall Yoakum II, Chief Executive Officer of the Adviser, is the Lead Portfolio Manager.  The investment team also includes Ms. Nicolé Verbrugghe, Director of Research-Asset Allocation, Mr. Gary J. Pokrzywinski, CIO and lead portfolio manager of the Adviser’s high yield team, and Mr. Brian L. Placzek, Director of Research-High Yield.  Mr. Yoakum and Ms. Verbrugghe together manage the primary day-to-day investment activities of the Dynamic Allocation strategy and process, including efficient risk management, opportunistic risk positioning, class/style/sector/industry portfolio positioning, and the development of SiM’s proprietary Economic and Investment Outlook.  Mr. Pokrzywinski and Mr. Placzek provide critical input and guidance with regard to this Economic and Investment Outlook, as well as leading the team’s fixed income research management strategy and process.  As Lead Portfolio Manager, Mr. Yoakum ultimately approves all aspects of Fund investment activities.

Mr. Yoakum has served as Portfolio Manager, Chief Executive Officer and as a Member of the Management Committee of the Adviser since co-founding the Adviser in September 2010.  Before starting the Adviser, Mr. Yoakum was the Chief Investment Strategist and Chairman of the Asset Allocation Team for Edge Asset Management LLC, an affiliate of Principal Global Investors.  Mr. Yoakum developed, implemented, and articulated the Asset Allocation Strategies for Edge Asset Management LLC and its predecessor from 1987 to 1994 and rejoined the company in 1999.  Mr. Yoakum holds the Chartered Financial Analyst designation, is a member of the CFA Society of Seattle, and has a B.B.A. from Pacific Lutheran University and an M.B.A. from Arizona State University.

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Ms. Verbrugghe has served as Portfolio Manager and Director of Research-Asset Allocation of the Adviser since October 2010.  Prior to joining the Adviser, Ms. Verbrugghe served as Senior Quantitative Analyst for the Asset Allocation Team at Edge Asset Management from March 2001 to September 2010.

Mr. Pokrzywinski has served as Portfolio Manager and CIO of the Adviser since October 2010.  Before co-founding the Adviser in 2010, he was the CIO and a High Yield Portfolio Manager for Edge Asset Management (and its predecessor), an affiliate of Principal Financial Group.  He worked for Edge and its predecessor from 1992 to 2009.

Mr. Placzek has served as Portfolio Manager and Director of Research-High Yield of the Adviser since October 2010.  Prior to joining the Adviser in 2010, he worked from 1990 to 2010 for Edge Asset Management (and its predecessor), an affiliate of Principal Global Investors as Head of Fixed Income/Research.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio managers and his or her ownership of securities in the Funds.

Fund Expenses
Each Fund is responsible for its own operating expenses.  However, the Adviser has contractually agreed to waive all or a portion of its management fees and pay Fund expenses in order to limit Net Annual Fund Operating Expenses (excluding AFFE, interest, taxes and extraordinary expenses) for shares of each Fund to 1.35%, 2.10% and 1.10% of average daily net assets for each Fund’s Class A, Class C and Class I shares, respectively, through at least August 28, 2013.  The term of the Fund’s operating expenses limitation agreement is indefinite, and it can only be terminated by the Board.  Any waiver in management fees or payment of Fund expenses made by the Adviser may be recouped by the Adviser in subsequent fiscal years if the Adviser so requests.  This recoupment may be requested if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account the recoupment) does not exceed the expense limitation.  The Adviser may request recoupment for management fee waivers and Fund expense payments made in the prior three fiscal years from the date the fees were waived and expenses were paid.  Any such recoupment is contingent upon the subsequent review and approval of the recouped amounts by the Board.

DISTRIBUTION OF FUND SHARES

Distributor
Quasar Distributors, LLC (the “Distributor” or “Quasar”), an affiliate of the Funds’ transfer agent, U.S. Bancorp Fund Services, LLC (“Transfer Agent”), is located at 615 East Michigan Street, 4th floor, Milwaukee, Wisconsin 53202, and is the distributor for the shares of the Funds.  Quasar is a registered broker-dealer and a member of the Financial Industry Regulatory Authority (“FINRA”).  Shares of the Funds are offered on a continuous basis.

Distribution Plan
The Trust has adopted a plan pursuant to Rule 12b-1 for each Fund’s Class A and Class C shares that allows the Funds to pay fees for the sale, distribution and servicing of their Class A and Class C shares.  The plan provides for a distribution and servicing fee of up to 0.25% of each Fund’s Class A shares’ average daily net assets and 1.00% of each Fund’s Class C shares’ average daily net assets.  Because these fees are paid out over the life of a Fund’s Class A shares and Class C shares, over time, these fees (to the extent they are accrued and paid) will increase the cost of your investment and may cost you more than paying other types of sales charges.

Service Fees – Other Payments to Third Parties
In addition to Rule 12b-1 fees, the Funds may pay service fees to intermediaries such as banks, broker-dealers, financial advisers or other financial institutions, including affiliates of the Adviser, for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus, other group accounts or accounts traded through registered securities clearing agents.

The Adviser, out of its own resources, and without additional cost to the Funds or their shareholders, may provide additional cash payments or non-cash compensation to intermediaries who sell shares of the Funds.  Such payments and compensation are in addition to Rule 12b-1 and service fees paid by the Funds.  These additional cash payments are generally made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary.  Cash compensation may also be paid to intermediaries for inclusion of the Funds on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to the Funds’ shareholders.  The Adviser may also pay cash compensation in the form of finder’s fees that vary depending on the Funds and the dollar amount of the shares sold.

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SHAREHOLDER INFORMATION

Description of Classes
The Trust has adopted a multiple class plan that allows each Fund to offer one or more classes of shares.  Each Fund has registered three classes of shares – Class A, Class C and Class I.  This Prospectus offers Class A, Class C and Class I shares of the Funds.  The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses as outlined below and may have different share prices:

•
Class A shares are charged a front-end sales load.  The Class A shares are also charged a 0.25% Rule 12b-1 distribution and servicing fee.  Class A shares do not have a contingent deferred sales charge (“CDSC”) except that a redemption within twelve months of purchase of investments on which no front-end sales charge is paid are subject to a 1.00% CDSC.

•	Class C shares are charged a CDSC of 1.00% for twelve months from the date of purchase. Class C shares are also charged a 1.00% Rule 12b-1 distribution and servicing fee.

•	Class I shares do not impose a sales charge or Rule 12b-1 fee. If you purchase Class I shares, you will pay the NAV per share next determined after your order is received.

More About Class A Shares
Class A shares of a Fund are retail shares that require that you pay a sales charge when you invest in the Fund unless you qualify for a reduction or waiver of the sales charge.  Class A shares are also subject to Rule 12b-1 fees (or distribution and service fees) described earlier of 0.25% of average daily net assets, which is assessed against the shares of a Fund.

If you purchase Class A shares of a Fund you will pay the public offering price (“POP”) which is the NAV next determined after your order is received plus a sales charge (shown in percentages below) depending on the amount of your investment.  Since sales charges are reduced for Class A share purchases above certain dollar amounts, known as “breakpoint thresholds,” the POP is lower for these purchases.  The dollar amount of the sales charge is the difference between the POP of the shares purchased (based on the applicable sales charge in the table below) and the NAV of those shares.  Because of rounding in the calculation of the POP, the actual sales charge you pay may be more or less than that calculated using the percentages shown below.  The sales charge differs per Fund.

Diversified Income Fund
Investment Amount	Sales Charge as a % of Offering Price(1)	Sales Charge as a % of Net Amount Invested	Dealer Reallowance
Less than $100,000	3.75%	3.90%	3.75%
$100,000 to $249,999	2.75%	2.83%	2.75%
$250,000 to $499,999	1.50%	1.52%	1.50%
$500,000 or more(2)	0.00%	0.00%	0.00%

(1)
Offering price includes the front-end sales load.  The sales charge you pay may differ slightly from the amount set forth above because of rounding that occurs in the calculation used to determine your sales charge.

(2)	Class A shares that are purchased at NAV in amounts of $500,000 or more may be assessed a 1.00% CDSC, if they are redeemed within twelve months from the date of purchase.

Equity Income Fund
Investment Amount	Sales Charge as a % of Offering Price(1)	Sales Charge as a % of Net Amount Invested	Dealer Reallowance
Less than $50,000	5.50%	5.82%	5.50%
$50,000 to $99,999	4.75%	4.99%	4.75%
$100,000 to $249,999	3.75%	3.90%	3.75%
$250,000 to $499,999	3.00%	3.09%	3.00%
$500,000 to $1,000,000	2.00%	2.04%	2.00%
$1,000,000 or more (2)	0.00%	0.00%	0.00%

(1)
Offering price includes the front-end sales load.  The sales charge you pay may differ slightly from the amount set forth above because of rounding that occurs in the calculation used to determine your sales charge.

(2)	Class A shares that are purchased at NAV in amounts of $1,000,000 or more may be assessed a 1.00% CDSC, if they are redeemed within twelve months from the date of purchase.

The Distributor will receive all initial sales charges for the purchase of Class A shares of a Fund without a dealer of record.

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Class A Sales Charge Reductions and Waivers
You may be able to reduce the sales charge on Class A shares of a Fund based on the type of transaction, the combined market value of your accounts or intended investment, and for certain groups or classes of shareholders.  If you believe you are eligible for any of the following reductions or waivers, it is up to you to ask the selling agent or shareholder servicing agent for the reduction and to provide appropriate proof of eligibility.  The programs described below and others are explained in greater detail in the SAI.

Reinvested Distributions:  You pay no sales charges on Class A shares you buy with reinvested distributions from Class A distributions from a Fund.

Account Reinstatement:  You pay no sales charges on Class A shares you purchase with the proceeds of a redemption of Class A shares of a Fund within 120 days of the date of the redemption.

Letter of Intent (“LOI”):  By signing an LOI prior to purchase, you pay a lower sales charge now in exchange for promising to invest an amount within the next 13 months sufficient to meet one of the above breakpoint thresholds.  The investment must satisfy the initial purchase agreement.  Reinvested distributions do not count as purchases made during this period.  Any shares purchased within 90 days of the date you sign the letter of intent may be used as credit toward completion, but the reduced sales charge will only apply to new purchases made on or after that date.  A Fund will hold in escrow shares equal to approximately 5% of the amount of shares you indicate in the LOI.  If you do not invest the amount specified in the LOI before the expiration date, the Transfer Agent will redeem a sufficient amount of escrowed shares to pay the difference between the reduced sales load you paid and the sales load you would have paid based on the total amount actually invested in Class A shares as of the expiration date.  Otherwise, the Transfer Agent will release the escrowed shares when you have invested the agreed amount.

Rights of Accumulation (“ROA”):  You may combine the value at the current public offering price of Class A shares of a Fund with a new purchase of Class A shares of the Fund to reduce the sales charge on the new purchase.  The sales charge for the new shares will be figured at the rate in the table above that applies to the combined value of your currently owned shares and the amount of the new investment.  ROA allows you to combine the value of your account with the value of other eligible accounts for purposes of meeting the breakpoint thresholds above.

You may aggregate your eligible accounts with the eligible accounts of members of your immediate family to obtain a breakpoint discount.  The types of eligible accounts that may be aggregated to obtain the breakpoint discounts described above include individual accounts, joint accounts and certain IRAs.

For the purpose of obtaining a breakpoint discount, members of your “immediate family” include your spouse, child, stepchild, parent, sibling, grandchild and grandparent, in each case including in-law and adoptive relationships.  In addition, a fiduciary can count all shares purchased for a trust, estate or other fiduciary account (including one or more employee benefit plans of the same employer) that has multiple accounts.  Eligible accounts include those registered in the name of your financial intermediary through which you own shares in a Fund.

Certain groups or classes of shareholders: If you fall into any of the following categories, you can buy Class A shares at NAV without a sales charge:

•	Current and retired employees, directors/trustees and officers of:
o	The Trust;
o	The Adviser and its affiliates; and
o	Family members (spouse, domestic partner, parents, grandparents, children, grandchildren and siblings (including step and in-law)) of any of the above.

•	Any trust, pension, profit sharing or other benefit plan for current employees, directors/trustees and officers of the Adviser and its affiliates.

•	Current employees of:
o	The Transfer Agent;
o	Broker-dealers who act as selling agents for the Funds/Trust; and
o	Family members (spouse, domestic partner, parents, grandparents, children, grandchildren and siblings (including step and in-law)) of any of the above.

•	Qualified registered investment advisers who buy through a broker-dealer or service agent who has entered into an agreement with the Distributor that allows for load-waived Class A shares purchases.

More information regarding the Funds’ sales charges, breakpoint thresholds and waivers is available in the SAI and free of charge on the Funds’ website: www.SiM-Funds.com.  Click on “Breakpoints and Sales Loads.”

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Class C Shares
Class C shares are available for each of the Funds.  You can buy Class C shares at the offering price, which is the NAV without an up-front sales charge.  Class C shares are subject to annual Rule 12b-1 distribution and service fees of 1.00%.  Of the 1.00% fee, an annual 0.75% distribution fee compensates your financial intermediary for providing distribution services and an annual 0.25% service fee compensates your financial intermediary for providing ongoing service to you.  The Adviser pays your financial intermediary a 1.00% up-front sales commission, which includes an advance of the first year’s distribution and service fees.  The Adviser receives the distribution and service fees from the Funds’ distributor in the first year to reimburse itself for paying your financial intermediary a 1.00% up-front sales commission.

If you sell (redeem) your Class C shares within twelve months of purchase, you will have to pay a CDSC of 1.00% which is applied to the NAV of the shares on the date of original purchase or on the date of redemption, whichever is less.  For example, if you purchased $10,000 worth of shares, which due to market fluctuation has appreciated to $15,000, the CDSC will be assessed on your $10,000 purchase.  If that same $10,000 purchase has depreciated to $5,000, the CDSC will be assessed on the $5,000 value.  For purposes of calculating the CDSC, the start of the 1-year holding period is the first day of the month in which the purchase was made.  The Funds will use the FIFO method when taking the CDSC.

Investments of $1 million or more for purchase into Class C of the Equity Income Fund, and $500,000 or more for purchase into Class C of the Diversified Income Fund, will be rejected.  Your financial intermediary is responsible for placing individual investments of $1 million or more into Class A of the Equity Income Fund, and $500,000 or more into Class A of the Diversified Income Fund.

Waiving Your CDSC
The Adviser reserves the right to waive the CDSC for certain groups or classes of shareholders.  If you fall into any of the following categories, you can redeem Class C shares without a CDSC:

•	You will not be assessed a CDSC on Fund shares you redeem that were purchased with reinvested distributions.
•	You will not be assessed a CDSC on Fund shares redeemed for account and transaction fees (e.g., returned investment fee) and redemptions through a systematic withdrawal plan.
•
We waive the CDSC for all redemptions made because of scheduled (Internal Revenue Code Section 72(t)(2) withdrawal schedule) or mandatory (withdrawals generally made after age 70½ according to Internal Revenue Service (IRS) guidelines) distributions from traditional IRAs and certain other retirement plans.  (See your retirement plan information for details.)

•
We waive the CDSC for redemptions made in the event of the last surviving shareholder’s death or for a disability suffered after purchasing shares.  (“Disabled” is defined in Internal Revenue Code Section 72(m)(7).)

•	We waive the CDSC for redemptions made at the direction of the Trust in order to, for example, complete a merger or effect a Fund liquidation.

The Funds also reserve the right to enter into agreements that reduce or eliminate the CDSC for groups or classes of shareholders, or for Fund shares included in other investment plans such as “wrap accounts.”  If you own Fund shares as part of another account or package, such as an IRA or a sweep account, you should read the terms and conditions that apply for that account.  Those terms and conditions may supersede the terms and conditions discussed here.  Contact your selling agent for further information.  You must notify the Funds or your financial intermediary if you are eligible for these sales charge waivers at the time of your transaction.

More about Class I Shares
Class I shares do not carry a sales charge.  If you purchase Class I shares of a Fund you will pay the NAV per share next determined after your order is received.

The following persons are eligible to invest in Class I shares:

1.
Institutional investors including banks, savings institutions, credit unions and other financial institutions, pension, profit sharing and employee benefit plans and trusts, insurance companies, investment companies, investment advisers, broker-dealers and financial advisers acting for their own accounts or for the accounts of their clients; and

2.
Full-time employees, agents, employees of agents, retirees and directors (trustees), and members of their families (i.e., parent, child, spouse, domestic partner, sibling, set or adopted relationships, grandparent, grandchild and UTMA accounts naming qualifying persons) of the Adviser and its affiliated companies; and

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Minimum Investments
You may open a Fund account with a minimum initial investment as listed in the table below.

Type of Account	To Open Your Account	To Add to Your Account
Class A and Class C
Regular Accounts and IRAs	$2,500	$100

AIP Accounts	$100	$100

Class I
All Accounts	$25,000	$100

At the discretion of the Adviser, a Fund may waive the minimum initial investment to establish certain Class I share accounts for clients of a broker or other financial intermediary that has made contractual arrangements to offer the Fund.

Pricing of Fund Shares
Shares of the Funds are sold at NAV per share, plus any applicable sales charge, which is calculated as of the close of regular trading (generally, 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange (“NYSE”) is open for unrestricted business.  However, a Fund’s NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the SEC.  The NYSE is closed on weekends and most national holidays, including New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday/Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.  The NAV will not be calculated on days when the NYSE is closed for trading.

Purchase and redemption requests are priced at the applicable price calculated after receipt of such requests.  The NAV is the value of a Fund’s securities, cash and other assets, minus all expenses and liabilities (assets – liabilities = NAV).  NAV per share is determined by dividing NAV by the number of shares outstanding (NAV/ # of shares = NAV per share).  The NAV takes into account the expenses and fees of the Fund, including management and administration fees, which are accrued daily.

In calculating the NAV, portfolio securities are valued using current market values or official closing prices, if available.  Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  Where the security is listed on more than one exchange, each Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded.

The assets of each Fund consist primarily, if not exclusively, of shares of the ETPs valued at their respective NAVs per share.  There may be situations when a Fund is unable to receive an NAV per share from an ETP.  In such case, shares of an ETP will be valued at their fair market value as determined in good faith by the Trust’s Valuation Committee under supervision of the Board.  Most ETPs are valued primarily on the basis of current market quotations or on the basis of information furnished by a pricing service.  Certain short-term securities are valued on the basis of amortized cost.  If market quotations or information furnished by a pricing service is not readily available or does not accurately reflect fair value for a security held by an ETP, or if the value of a security held by an ETP has been materially affected by events occurring after the close of the applicable exchange or market on which the security is principally traded, that security may be valued at its fair market value as determined in good faith in accordance with procedures approved by the ETPs’ Boards of Directors or Trustees.  The NAV per share of a Fund will fluctuate with the value of the securities held by the ETPs in which it principally invests.

When market quotations are not readily available, a security or other asset is valued at its fair value as determined under procedures approved by the Board.  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value.  The intended effect of using fair value pricing procedures is to ensure that a Fund is accurately priced.  The Board will regularly evaluate whether a Fund’s fair valuation pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through their application by the Trust’s Valuation Committee.

How to Buy Shares
You may purchase shares of a Fund by check, by wire transfer, via electronic funds transfer through the Automated Clearing House (“ACH”) network or through a bank or through one or more brokers authorized by the Funds to receive purchase orders.  Please use the appropriate account application when purchasing by mail or wire. If you have any questions or need further information about how to purchase shares of the Funds, you may call a customer service representative of the Funds toll-free at 1-855-746-3863 (855-SIM-FUND).  The Funds reserve the right to reject any purchase order.  For example, a purchase order may be refused if, in the Adviser’s opinion, it is so large that it would disrupt the management of the Funds.  Orders may also be rejected from persons believed by the Funds to be “market timers.”

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All checks must be in U.S. dollars drawn on a domestic U.S. bank.  The Funds will not accept payment in cash or money orders.  The Funds also do not accept cashier’s checks in amounts of less than $10,000.  Also, to prevent check fraud, the Funds will not accept third party checks, U.S. Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  The Funds are unable to accept post-dated checks, post-dated on-line bill pay checks, or any conditional order or payment.

To buy shares of the Funds, complete an account application and send it together with your check for the amount you wish to invest in a Fund to the address below.  To make additional investments once you have opened your account, write your account number on the check and send it together with the most recent confirmation statement received from the Transfer Agent.  If your payment is returned for any reason, your purchase will be canceled and a $25 fee will be assessed against your account by the Transfer Agent.  You may also be responsible for any loss sustained by the Funds.

In addition to cash purchases, Fund shares may be purchased by tendering payment in-kind in the form of shares of stock, bonds or other securities.  Any securities used to buy Fund shares must be readily marketable, their acquisition consistent with a Fund’s investment objective and otherwise acceptable to the Adviser and the Board.  For further information, you may call a customer service representative of the Funds toll-free at 1-855-746-3863 (855-SIM-FUND).

In compliance with the USA PATRIOT Act of 2001, please note that the Transfer Agent will verify certain information on your account application as part of the Trust’s Anti-Money Laundering Program. As requested on the account application, you should supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing only a P. O. Box will not be accepted. Please contact the Transfer Agent at 1-855-746-3863 (855-SIM-FUND) if you need additional assistance when completing your account application.

If the Transfer Agent does not have a reasonable belief of the identity of an investor, the account application will be rejected or the investor will not be allowed to perform a transaction on the account until such information is received.  The Funds may also reserve the right to close the account within five business days if clarifying information/documentation is not received.

Shares of the Funds have not been registered for sale outside of the United States.  The Adviser generally does not sell shares to investors residing outside of the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

Purchasing Shares by Mail
Please complete the account application and mail it with your check, payable to the SiM Funds/[Fund Name], to the Transfer Agent at the following address:

SiM Funds [Name of Fund]
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

You may not send an account application via overnight delivery to a United States Postal Service post office box. If you wish to use an overnight delivery service, send your account application and check to the Transfer Agent at the following address:

SiM Funds [Name of Fund]
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 3rd Floor
Milwaukee, Wisconsin 53202

Note:
The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, a deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC’s post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent.

Purchasing Shares by Telephone
If you have been authorized to perform telephone transactions (either by completing the required portion of your account application or by subsequent arrangement in writing with the Funds), you may purchase additional Class A shares by calling the Funds toll-free at 1-855-746-3863 (855-SIM-FUND).  You may not make your initial purchase of Fund shares by telephone.  Telephone orders will be accepted via electronic funds transfer from your pre-designated bank account through the ACH network.  You must have banking information established on your account prior to making a telephone purchase.  Only bank accounts held at domestic institutions that are ACH members may be used for telephone transactions.  If your order is received prior to 4:00 p.m., Eastern Time, shares will be purchased at the appropriate share price next calculated.  For security reasons, requests by telephone may be recorded.  Once a telephone transaction has been placed, it cannot be cancelled or modified.

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Purchasing Shares by Wire
If you are making your initial investment in the Funds, before wiring funds, the Transfer Agent must have a completed account application.  You can mail or overnight deliver your account application to the Transfer Agent at the above address.  Upon receipt of your completed account application, the Transfer Agent will establish an account on your behalf.  Once your account is established, you may instruct your bank to send the wire.  Your bank must include the name of the Fund, your name and your account number so that monies can be correctly applied.  Your bank should transmit immediately available funds by wire to:

U.S. Bank National Association
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
ABA No. 075000022
Credit: U.S. Bancorp Fund Services, LLC
Account No. 112-952-137
Further Credit: [Name of Fund]
Shareholder Registration
Shareholder Account Number

If you are making a subsequent purchase, your bank should wire funds as indicated above.  Before each wire purchase, you should be sure to notify the Transfer Agent.  It is essential that your bank include complete information about your account in all wire transactions.  If you have questions about how to invest by wire, you may call the Transfer Agent at 1-855-746-3863 (855-SIM-FUND).  Your bank may charge you a fee for sending a wire payment to the Funds.

Wired funds must be received prior to 4:00 p.m., Eastern Time to be eligible for same day pricing.  Neither the Funds nor U.S. Bank N.A. are responsible for the consequences of delays resulting from the banking or Federal Reserve wire system or from incomplete wiring instructions.

Retirement Accounts
The Funds offer prototype documents for a variety of retirement accounts for individuals and small businesses.  Please call 1-855-746-3863 (855-SIM-FUND) for information on:

•      Individual Retirement Plans, including Traditional IRAs and Roth IRAs.
•      Small Business Retirement Plans, including Simple IRAs and SEP IRAs.

There may be special distribution requirements for a retirement account, such as required distributions or mandatory Federal income tax withholdings.  For more information, call the number listed above. You may be charged a $15 annual account maintenance fee for each retirement account up to a maximum of $30 annually and a $25 fee for transferring assets to another custodian or for closing a retirement account.  Fees charged by institutions may vary.

Purchasing and Selling Shares through a Broker
You may buy and sell shares of the Funds through certain brokers and financial intermediaries (and their agents) (collectively, “Brokers”) that have made arrangements with a Fund to sell its shares.  When you place your order with such a Broker, your order is treated as if you had placed it directly with the Transfer Agent, and you will pay or receive the next applicable price calculated by the Funds.  The Broker holds your shares in an omnibus account in the Broker’s name, and the Broker maintains your individual ownership records.  The Adviser may pay the Broker for maintaining these records as well as providing other shareholder services.  The Broker may charge you a fee for handling your order.  The Broker is responsible for processing your order correctly and promptly, keeping you advised regarding the status of your individual account, confirming your transactions and ensuring that you receive copies of the Funds’ Prospectus.

Automatic Investment Plan (“AIP”)
You may make regular monthly investments in the Funds using the AIP.  In order to participate in the AIP, your financial institution must be an ACH member.  An ACH debit is drawn electronically against your account at a financial institution of your choice.  Upon receipt of the withdrawn funds, the Fund automatically invests the money in additional shares of the Fund based on the next calculated NAV per share.  There is no charge by the Fund for this service.  The Funds may terminate or modify this privilege at any time.  You may terminate or modify your participation by notifying the Transfer Agent at least five days prior to the effective date.  The initial minimum investment for AIP accounts is $100 and the subsequent minimum monthly investment amount is $100.  A request to change bank information will require a signature authentication from a Signature Validation Program member or other acceptable financial institution source.  Additionally, the Transfer Agent will charge a $25 fee for any payment returned as unpaid.  You will also be responsible for any losses suffered by the Funds as a result.  To establish the AIP, an investor must complete the appropriate section of the account application.  For additional information on the AIP, please call the Transfer Agent at 1-855-746-3863 (855-SIM-FUND).

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Exchange Privilege
If you selected the exchange option on your account application, you have the privilege of exchanging shares of any one of the Funds offered in this Prospectus for shares of another Fund offered in this Prospectus without incurring any additional sales charges.  However, you should note the following:

•	Exchanges may only be made between like share classes;

•	You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number;

•	Before exchanging into a Fund, read its description in this Prospectus;

•	Exchanges are considered a sale and purchase of Fund shares for tax purposes and may be taxed as ordinary income or long-term capital gains depending on the period shares are held;

•
Each Fund reserves the right to refuse exchange purchases by any person or group if, in the Adviser’s judgment, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected; and

•	If you have established telephone exchange privileges on your account, you can make a telephone request to exchange your shares for an additional $5 fee.

How to Sell Shares
You may sell (redeem) your Fund shares on any day the Funds and the NYSE are open for business either directly to the Funds or through your financial intermediary.

In Writing
You may redeem your shares by simply sending a written request to the Transfer Agent.  You should provide your account number and state whether you want all or some of your shares redeemed.  The letter should be signed by all of the shareholders whose names appear on the account registration and include a signature guarantee(s), if necessary.  You should send your redemption request to:

Regular Mail	Overnight Express Mail
SiM Funds [Fund Name]	SiM Funds [Fund Name]
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 East Michigan Street, 3rd Floor
Milwaukee, Wisconsin 53201-0701	Milwaukee, Wisconsin 53202

NOTE:
The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents.  Therefore, a deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC’s post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent.

By Telephone
If you elected the telephone redemption privilege in the Telephone Options portion of the account application, you may redeem all or some of your shares, up to $50,000, by calling the Transfer Agent at 1-855-746-3863 (855-SIM-FUND) before the close of trading on the NYSE.  This is normally 4:00 p.m., Eastern Time.  Redemption proceeds will be processed on the next business day and sent to the address that appears on the Transfer Agent’s records or via ACH to a previously established bank account.  If you request, redemption proceeds will be wired on the next business day to the bank account you designated on the account application.  The minimum amount that may be wired is $1,000.  A wire fee of $15 will be deducted from your redemption proceeds for complete and share certain redemptions.  In the case of a partial redemption, the fee will be deducted from the remaining account balance.  Telephone redemptions cannot be made if you notified the Transfer Agent of a change of address within 15 calendar days before the redemption request.  If you have a retirement account, you may not redeem your shares by telephone.

You may request telephone redemption privileges after your account is opened by calling the Transfer Agent at 1-855-746-3863 (855-SIM-FUND) for instructions.

You may encounter higher than usual call wait times during periods of high market activity.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.  If you are unable to contact the Funds by telephone, you may mail your redemption request in writing to the address noted above.  Once a telephone transaction has been accepted, it may not be canceled or modified.

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Payment of Redemption Proceeds
Payment of your redemption proceeds will be made promptly, but not later than seven days after the receipt of your written request in good order.  If you did not purchase your shares with a certified check or wire payment, the Funds may delay payment of your redemption proceeds for up to 15 calendar days from purchase or until your check has cleared, whichever occurs first.

Systematic Withdrawal Plan
As another convenience, you may redeem shares through the Systematic Withdrawal Plan (“SWP”).  Under the SWP, shareholders or their financial intermediaries may request that a payment drawn in a predetermined amount be sent to them on a monthly, quarterly or annual basis.  In order to participate in the SWP, each withdrawal amount must be for a minimum of $100.  If you elect this method of redemption, the Funds will send a check directly to your address of record or will send the payment directly to your bank account via electronic funds transfer through the ACH network.  For payment through the ACH network, your bank must be an ACH member and your bank account information must be previously established on your account.  The SWP may be terminated at any time by the Fund.  You may also elect to terminate your participation in the SWP by communicating in writing or by telephone to the Transfer Agent no later than five days before the next scheduled withdrawal at:

Regular Mail	Overnight Express Mail
SiM Funds [Fund Name]	SiM Funds [Fund Name]
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 East Michigan Street, 3rd Floor
Milwaukee, Wisconsin 53201-0701	Milwaukee, Wisconsin 53202

A withdrawal under the SWP involves a redemption of shares and may result in a gain or loss for federal income tax purposes.  In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted.  To establish a SWP, an investor must complete the appropriate sections of the account application.  For additional information on the SWP, please call the Transfer Agent at 1-855-746-3863 (855-SIM-FUND).

Redemption “In-Kind”
The Funds reserve the right to pay redemption proceeds to you in whole or in part by a distribution of securities from a Fund’s portfolio (a “redemption in-kind”).  It is not expected that the Funds would do so except during unusual market conditions.  If a Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash and will bear any market risks associated with such securities until they are converted into cash.

Signature Guarantees
Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program.  A notary public is not an acceptable signature guarantor.

A signature guarantee is required to redeem shares in the following situations:

•	When ownership is being changed on your account;
•	When redemption proceeds are payable or sent to any person, address or bank account not on record;
•	If a change of address was received by the Transfer Agent within the last 15 days; and
•	For all redemptions in excess of $50,000 from any shareholder account.

Non-financial transactions, including establishing or modifying certain services on an account, will require a signature guarantee, signature verification from a Signature Validation Program member or other acceptable form of authentication from a financial institution source.

In addition to the situations described above, the Funds and/or the Transfer Agent may require a signature guarantee or signature validation program stamp in other instances based on the facts and circumstances.

Other Information about Redemptions
A Fund may redeem the shares in your account if the value of your account is less than $1,000 as a result of redemptions you have made.  This does not apply to retirement plan or Uniform Gifts or Transfers to Minors Act accounts.  You will be notified that the value of your account is less than $1,000 before a Fund makes an involuntary redemption.  You will then have 30 days in which to make an additional investment to bring the value of your account to at least $1,000 before a Fund takes any action.

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TOOLS TO COMBAT FREQUENT TRANSACTIONS

The Board has adopted policies and procedures to prevent frequent transactions in the Funds.  The Funds discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm a Fund’s performance. The Funds take steps to reduce the frequency and effect of these activities in the Funds.  These steps include monitoring trading practices and using fair value pricing.  Although these efforts (which are described in more detail below) are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity may occur.  Further, while the Funds make efforts to identify and restrict frequent trading, the Funds receive purchase and sale orders through financial intermediaries and cannot always know or detect frequent trading that may be facilitated by the use of intermediaries or the use of group or omnibus accounts by those intermediaries.  Each Fund seeks to exercise its judgment in implementing these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.

Monitoring Trading Practices.  Each Fund monitors selected trades in an effort to detect excessive short-term trading activities.  If, as a result of this monitoring, a Fund believes that a shareholder has engaged in excessive short-term trading, it may, in its discretion, ask the shareholder to stop such activities or refuse to process purchases in the shareholder’s accounts.  In making such judgments, each Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders.  Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Funds handle, there can be no assurance that a Fund’s efforts will identify all trades or trading practices that may be considered abusive.  In addition, a Fund’s ability to monitor trades that are placed by individual shareholders within group or omnibus accounts maintained by financial intermediaries is limited because the Funds do not have simultaneous access to the underlying shareholder account information.

In compliance with Rule 22c-2 of the Investment Company Act of 1940, as amended, the Funds’ Distributor, on behalf of the Funds, has entered into written agreements with each of the Funds’ financial intermediaries, under which the intermediary must, upon request, provide the Funds with certain shareholder and identity trading information so that each Fund can enforce its market timing policies.

Fair Value Pricing.  Each Fund employs fair value pricing selectively to ensure greater accuracy in its daily NAV and to prevent dilution by frequent traders or market timers who seek to take advantage of temporary market anomalies.  The Board has developed procedures which utilize fair value pricing when reliable market quotations are not readily available or a Fund’s pricing service does not provide a valuation (or provides a valuation that in the judgment of the Adviser to the Funds does not represent the security’s fair value), or when, in the judgment of the Adviser, events have rendered the market value unreliable.  Valuing securities at fair value involves reliance on judgment.  Fair value determinations are made in good faith in accordance with procedures adopted by the Board and are reviewed annually by the Board.  There can be no assurance that a Fund will obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV per share.

Fair value pricing may be applied to non-U.S. securities.  The trading hours for most non-U.S. securities end prior to the close of the NYSE, the time that a Fund’s NAV is calculated.  The occurrence of certain events after the close of non-U.S. markets, but prior to the close of the NYSE (such as a significant surge or decline in the U.S. market) often will result in an adjustment to the trading prices of non-U.S. securities when non-U.S. markets open on the following business day.  If such events occur, each Fund may value non-U.S. securities at fair value, taking into account such events, when it calculates its NAV.  Other types of securities that a Fund may hold for which fair value pricing might be required include, but are not limited to: (a) investments which are frequently traded and/or the market price of which the Adviser believes may be stale; (b) illiquid securities, including “restricted” securities and private placements for which there is no public market; (c) securities of an issuer that has entered into a restructuring; (d) securities whose trading has been halted or suspended; and (e) fixed income securities that have gone into default and for which there is not a current market value quotation.

More detailed information regarding fair value pricing can be found under the heading titled, “Pricing of Fund Shares.”

Trading in Foreign Securities
In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time each Fund’s NAV per share is calculated (such as a significant surge or decline in the U.S. or other markets) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day.  If such events occur, the Funds will value foreign securities at fair value, taking into account such events, in calculating the NAV per share.  In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating a Fund’s NAV per share in advance of the time the NAV per share is calculated.  The Adviser anticipates that the Funds’ portfolio holdings will be fair valued when market quotations for those holdings are considered unreliable.

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DIVIDENDS AND DISTRIBUTIONS

The Diversified Income Fund distributes substantially all of its net investment income monthly and the Equity Income Fund distributes substantially all of its net investment income annually.  Each Fund distributes substantially all of its capital gains annually, typically in December.  A Fund may make an additional payment of dividends or distributions of capital gains if it deems it desirable at any other time of the year.

All distributions will be reinvested in Fund shares unless you choose one of the following options: (1) receive dividends in cash while reinvesting capital gain distributions in additional Fund shares; (2) reinvest dividends in additional Fund shares and receive capital gains in cash; or (3) receive all distributions in cash.

If you elect to receive distributions in cash and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Funds reserve the right to reinvest the distribution check in your account, at a Fund’s current NAV per share, and to reinvest all subsequent distributions.  If you wish to change your distribution option, notify the Transfer Agent in writing in advance of the payment date for the distribution.

Any dividend or capital gain distribution paid by a Fund has the effect of reducing the NAV per share on the ex-dividend date by the amount of the dividend or capital gain distribution.  You should note that a dividend or capital gain distribution paid on shares purchased shortly before that dividend or capital gain distribution was declared will be subject to income taxes even though the dividend or capital gain distribution represents, in substance, a partial return of capital to you.

TAX CONSEQUENCES

Each Fund has elected and intends to continue to qualify to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As regulated investment companies, the Funds will not be subject to federal income tax if they distribute their taxable income as required by the tax law and satisfy certain other requirements that are described in the SAI.

The Funds typically make distributions of dividends and capital gains.  Dividends are taxable to you as ordinary income or, under current law as qualified dividend income, depending on the source of such income to a distributing Fund and the holding period of the Fund for its dividend-paying securities and of you for your Fund shares.  The rate you pay on capital gain distributions will depend on how long a Fund held the securities that generated the gains, not on how long you owned your Fund shares.  You will be taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares.  Although distributions are generally taxable when received, certain distributions declared in October, November, or December to shareholders of record on a specified date in such a month but paid in January are taxable as if received the prior December.

By law, the Funds must withhold as backup withholding a percentage (currently 28%) of your taxable distributions and redemption proceeds if you do not provide your correct social security or taxpayer identification number and certify that you are not subject to backup withholding, or if the Internal Revenue Service instructs the Funds to do so.

If you sell your Fund shares, it is considered a taxable event for you.  Depending on the purchase price and the sale price of the shares you sell, you may have a gain or a loss on the transaction.  You are responsible for any tax liabilities generated by your transaction.

Each Fund’s distributions, whether received in cash or reinvested in additional shares of the Fund, may be subject to federal, state and local income tax.  These distributions generally will be taxed as ordinary income and capital gains (which may be taxed at different rates depending on the type of shareholder and the length of time a Fund holds the assets generating the capital gains, but not depending on the length of time you held your shares).  In managing the Funds, the Adviser considers the tax effects of its investment decisions to be of secondary importance.

Additional information concerning taxation of each Fund and its shareholders is contained in the SAI.  You should consult your own tax adviser concerning federal, state and local taxation of distributions from the Funds.

GENERAL POLICIES

Some of the following policies are mentioned above.  In general, each Fund reserves the right to:

—	Vary or waive any minimum investment requirement;
—	Refuse, change, discontinue, or temporarily suspend account services, including purchase, or telephone redemption privileges, for any reason;
—
Reject any purchase request for any reason.  Generally, the Funds do this if the purchase is disruptive to the efficient management of a Fund (due to the timing of the investment or an investor’s history of excessive trading);

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—
Redeem all shares in your account if your balance falls below $1,000 due to redemption activity.  If, within 30 days of a Fund’s written request, you have not increased your account balance, you may be required to redeem your shares.  The Funds will not require you to redeem shares if the value of your account drops below the investment minimum due to fluctuations of NAV;

—	Delay paying redemption proceeds for up to seven calendar days after receiving a request, if an earlier payment could adversely affect a Fund; and
—	Reject any purchase or redemption request that does not contain all required documentation.

If you elect telephone privileges on the account application or in a letter to the Funds, you may be responsible for any fraudulent telephone orders as long as a Fund has taken reasonable precautions to verify your identity.  In addition, once you place a telephone transaction request, it cannot be canceled or modified.

Telephone trades must be received by or prior to market close.  During periods of high market activity, shareholders may encounter higher than usual call wait times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.  If you are unable to contact the Funds by telephone, you may also mail your request to the Funds at the address listed under “How to Buy Shares.”

Your financial intermediary may establish policies that differ from those of the Funds.  For example, the organization may charge transaction fees, set higher minimum investments, or impose certain limitations on buying or selling shares in addition to those identified in this Prospectus.  Contact your financial intermediary for details.

Your mutual fund account may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws.

Fund Mailings
Statements and reports that the Funds send to you include the following:

•	Confirmation statements (after every transaction that affects your account balance or your account registration);
•	Annual and Semi-Annual shareholder reports (every six months); and
•	Quarterly account statements.

Householding
In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other regulatory documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-855-746-3863 (855-SIM-FUND) to request individual copies of these documents.  Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

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FINANCIAL HIGHLIGHTS

The financial highlight tables below are intended to help you understand each Fund’s financial performance for the period of the Fund’s operations.  Certain information reflects the financial results for a single Fund share.  The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).  This information has been audited by Tait, Weller & Baker LLP, the Funds’ independent registered public accounting firm, whose report, along with the Funds’ financial statements, are included in the Funds’ Annual Report, which is available upon request.

SiM Dynamic Allocation Diversified Income Fund

For a share outstanding throughout each period

	Class A June 21, 2011* to April 30, 2012		Class C June 21, 2011* to April 30, 2012
Net asset value, beginning of period	$10.00		$10.00

Income from investment operations:
Net investment income^	0.33		0.19
Net realized and unrealized gain on investments	0.22		0.29
Total from investment operations	0.55		0.48

Less distributions:
From net investment income	(0.34)		(0.29)
Total distributions	(0.34)		(0.29)

Net asset value, end of period	$10.21		$10.19

Total return	5.71	%+	4.99	%+

Ratios/supplemental data:
Net assets, end of period (thousands)	$11,260		$363

Ratio of expenses to average net assets:
Before expense reimbursement	4.51	%++	3.95	%++
After expense reimbursement	1.35	%++	2.10	%++

Ratio of net investment income to average net assets:
Before expense reimbursement	0.70	%++	0.37	%++
After expense reimbursement	3.86	%++	2.22	%++

Portfolio turnover rate	13.88	%+	13.88	%+

*     Commencement of operations.
+      Not annualized.
++    Annualized.
^      Based on average shares outstanding.

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SiM Dynamic Allocation Equity Income Fund

For a share outstanding throughout each period

	Class A June 21, 2011* to April 30, 2012		Class C June 21, 2011* to April 30, 2012
Net asset value, beginning of period	$10.00		$10.00

Income from investment operations:
Net investment income^	0.16		(0.01)
Net realized and unrealized gain on investments	0.30		0.40
Total from investment operations	0.46		0.39

Less distributions:
From net investment income	(0.08)		(0.08)
Total distributions	(0.08)		(0.08)

Net asset value, end of period	$10.38		$10.31

Total return	4.66	%+	3.99	%+

Ratios/supplemental data:
Net assets, end of period (thousands)	$24,857		$398

Ratio of expenses to average net assets:
Before expense reimbursement	2.58	%++	2.72	%++
After expense reimbursement	1.35	%++	2.10	%++

Ratio of net investment income to average net assets:
Before expense reimbursement	0.62	%++	(0.76	)%++
After expense reimbursement	1.85	%++	(0.14	)%++

Portfolio turnover rate	18.30	%+	18.30	%+

*     Commencement of operations.
+      Not annualized.
++    Annualized.
^      Based on average shares outstanding.

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Investment Adviser
Strategic Income Management, LLC
720 Olive Way, Suite 1675
Seattle, Washington  98101

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Legal Counsel
Paul Hastings LLP
75 East 55th Street
New York, New York 10022

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PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;
•	Information you give us orally; and/or
•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

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FOR MORE INFORMATION

You can find more information about the Funds in the following documents:

Statement of Additional Information
The SAI provides additional details about the investments and techniques of the Funds and certain other additional information.  A current SAI is on file with the SEC and is incorporated into this Prospectus by reference.  This means that the SAI is legally considered a part of this Prospectus even though it is not physically within this Prospectus.

Annual and Semi-Annual Reports
The Funds’ Annual and Semi-Annual Reports (collectively, the “Shareholder Reports”) provide the most recent financial reports and portfolio listings.  The Annual Report contains a discussion of the market conditions and investment strategies that affected the Funds’ performance during the Funds’ most recent fiscal period.

The SAI and the Shareholder Reports are available free of charge on the Funds’ website at www.SiM-Funds.com. You can obtain a free copy of the SAI and Shareholder Reports, request other information, or make general inquires about the Funds by calling the Funds (toll-free) at 1-855-746-3863 (855-SIM-FUND) or by writing to:

SiM Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

You may review and copy information including the Shareholder Reports and SAI at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C.  You can obtain information on the operation of the Public Reference Room by calling (202) 551-8090.  Reports and other information about the Funds are also available:

•	Free of charge from the SEC’s EDGAR database on the SEC’s website at http://www.sec.gov;
•	For a fee, by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-1520; or
•	For a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

(The Trust’s SEC Investment Company Act file number is 811-07959.)
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STATEMENT OF ADDITIONAL INFORMATION
August 28, 2012

SiM Dynamic Allocation Diversified Income Fund

Class A	SDDAX
Class C	SDDCX
Class I	Not available for purchase

SiM Dynamic Allocation Equity Income Fund

Class A	SDEAX
Class C	SDECX
Class I	Not available for purchase

c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
1-855-746-3863 (855-SIM-FUND)

This Statement of Additional Information (“SAI”) is not a prospectus and it should be read in conjunction with the Prospectus for the Class A, Class C and Class I shares dated August 28, 2012, as may be revised, of the SiM Dynamic Allocation Diversified Income Fund and the SiM Dynamic Allocation Equity Income Fund (each a “Fund” together, the “Funds”), each a series of Advisors Series Trust (the “Trust”).  Strategic Income Management, LLC (the “Adviser”) is the Funds’ investment adviser.  A copy of the Prospectus may be obtained by contacting the Funds at the address or telephone number above or by visiting the Funds’ website at www.SiM-Funds.com.

The Funds’ audited financial statements and notes thereto for the fiscal period ended April 30, 2012, and the unqualified reports of Tait, Weller & Baker LLP, the Funds’ independent registered public accounting firm, on such financial statements, are included in the Funds’ Annual Report to Shareholders for the fiscal period ended April 30, 2012 (the “Annual Report”) and are incorporated by reference into this SAI.  A copy of the Annual Report may be obtained without charge by calling or writing the Funds as shown above.

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THE TRUST

The Trust is a Delaware statutory trust organized under the laws of the State of Delaware on October 3, 1996, and is registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company.  The Trust’s Agreement and Declaration of Trust (the “Declaration of Trust”) permits the Trust’s Board of Trustees (the “Board” or the “Trustees”) to issue an unlimited number of full and fractional shares of beneficial interest, par value $0.01 per share, which may be issued in any number of series.  The Trust consists of various series that represent separate investment portfolios.  The Board may from time to time issue other series, the assets and liabilities of which will be separate and distinct from any other series.  This SAI relates only to the Funds.

The Funds commenced operations on June 21, 2011.

Registration with the SEC does not involve supervision of the management or policies of the Funds.  The Prospectus of the Funds and this SAI omit certain of the information contained in the Registration Statement filed with the SEC.  Copies of such information may be obtained from the SEC upon payment of the prescribed fee or may be accessed free of charge at the SEC’s website at www.sec.gov.

INVESTMENT POLICIES

Each Fund pursues its investment objective by investing in exchange-traded funds (“ETFs”) and other exchange-traded products, including but not limited to, exchange-traded notes (“ETNs”), exchange-traded currency trusts and closed end funds (collectively, the “Underlying ETPs”), and direct investments in real estate investment trusts (“REITs”) and/or individual fixed income securities (“Individual Fixed Income Securities”) some of which could include investment grade and below investment grade (such as BBB or lower by Standard & Poor’s Ratings Services or Fitch Ratings and/or Baa or lower by Moody’s Investors Service, Inc.) securities.  Individual Fixed Income Securities in which each Fund may invest include: corporate bonds, preferred stock, bank and senior loans, emerging market debt, and Rule 144A securities. The Underlying ETPs, REITs and Individual Fixed Income Securities are referred to collectively herein as the “Fund Assets.”  Through each Fund’s investments in the Underlying ETPs, REITs, and Individual Fixed Income Securities, each Fund will invest in different proportions of various equity, fixed-income, real estate, commodity, and currency securities.

The following discussion of Fund investments and policies supplements the description of each Fund’s investment objective and strategies set forth in the Prospectus.

Diversification
Each Fund is diversified under applicable federal securities laws.  This means that as to 75% of its total assets (1) no more than 5% may be invested in the securities of a single issuer, and (2) it may not hold more than 10% of the outstanding voting securities of a single issuer.  However, the diversification of a mutual fund’s holdings is measured at the time a Fund purchases a security and if a Fund purchases a security and holds it for a period of time, the security may become a larger percentage of the Fund’s total assets due to movements in the financial markets.  If the market affects several securities held by a Fund, the Fund may have a greater percentage of its assets invested in securities of fewer issuers.  Accordingly, a Fund is subject to the risk that its performance may be hurt disproportionately by the poor performance of relatively few securities despite qualifying as a diversified fund.

Percentage Limitations
Whenever an investment policy or limitation states a maximum percentage of a Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of a Fund’s acquisition or sale of such security or other asset.  Accordingly, except with respect to borrowing and illiquid securities, any subsequent change in values, net assets or other circumstances will not be considered in determining whether an investment complies with a Fund’s investment policies and limitations.  In addition, if a bankruptcy or other extraordinary event occurs concerning a particular investment by a Fund, the Fund may receive stock, real estate or other investments that the Fund would not, or could not buy.  If this happens a Fund would sell such investments as soon as practicable while trying to maximize the return to its shareholders.

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Recent Regulatory Events
The U.S. Government, the Federal Reserve, the Treasury, the SEC, the Federal Deposit Insurance Corporation and other governmental and regulatory bodies have recently taken or are considering taking actions to address the financial crisis.  These actions include, but are not limited to, the enactment by the United States Congress of the “Dodd-Frank Wall Street Reform and Consumer Protection Act,” which was signed into law on July 21, 2010, and imposes a new regulatory framework over the U.S. financial services industry and the consumer credit markets in general, and proposed regulations by the SEC.  Given the broad scope, sweeping nature, and relatively recent enactment of some of these regulatory measures, the potential impact they could have on securities held by the Funds is unknown.  There can be no assurance that these measures will not have an adverse effect on the value or marketability of securities held by the Funds.  Furthermore, no assurance can be made that the U.S. Government or any U.S. regulatory body (or other authority or regulatory body) will not continue to take further legislative or regulatory action in response to the economic crisis or otherwise, and the effect of such actions, if taken, cannot be known.

Recent Economic Events
While the U.S. and global markets had experienced extreme volatility and disruption for an extended period of time, 2010 and the beginning of 2011 witnessed more stabilized economic activity as expectations for an economic recovery increased.  However, risks to a robust resumption of growth persist: a weak consumer weighed down by too much debt and increasing joblessness, the growing size of the federal budget deficit and national debt, and the threat of inflation.  In 2010, several European Union (“EU”) countries, including Greece, Ireland, Italy, Spain, and Portugal, began to face budget issues, some of which may have negative long-term effects for the economies of those countries and other EU countries.  There is continued concern about national-level support for the euro and the accompanying coordination of fiscal and wage policy among European Economic and Monetary Union (“EMU”) member countries.  Member countries are required to maintain tight control over inflation, public debt, and budget deficit to qualify for membership in the European EMU.  These requirements can severely limit European EMU member countries’ ability to implement monetary policy to address regional economic conditions.  A return to unfavorable economic conditions could impair a Fund’s ability to execute its investment strategies.

Each Fund may invest in the following types of investments, each of which is subject to certain risks, as discussed below:

Investment Companies
Each Fund may invest in shares of other registered investment companies (open or closed-end), including ETFs, money market mutual funds and other mutual funds in pursuit of its investment objective, in accordance with the limitations established under the Investment Company Act of 1940, as amended (the “1940 Act”). This may include investments in money market mutual funds in connection with a Fund’s management of daily cash positions.

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As a shareholder of other investment companies, a Fund bears, along with other shareholders, its pro rata portion of the other investment company’s expenses, including management fees, and such fees and other expenses will be borne indirectly by the Fund’s shareholders.  These expenses are in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations.

ETFs are open-end investment companies with shares that are listed on a national securities exchange.  An ETF is similar to a traditional mutual fund, but trades at different prices during the day on a security exchange like a stock.  Similar to investments in other investment companies discussed above, a Fund’s investments in ETFs will involve duplication of management fees and other expenses since the Fund will be investing in another investment company.  In addition, a Fund’s investment in ETFs is also subject to its limitations on investments in investment companies discussed above.  To the extent a Fund invests in ETFs which focus on a particular market segment or industry, the Fund will also be subject to the risks associated with investing in those sectors or industries.  The shares of the ETFs in which a Fund will invest will be listed on a national securities exchange and the Fund will purchase and sell these shares on the secondary market at its current market price, which may be more or less than its net asset value (“NAV”) per share.

As a purchaser of ETF shares on the secondary market, a Fund will be subject to the market risk associated with owning any security whose value is based on market price.  ETF shares historically have tended to trade at or near their net NAV per share, but there is no guarantee that they will continue to do so.  Unlike traditional mutual funds, shares of an ETF may be purchased and redeemed directly from the ETF only in large blocks (typically, 50,000 shares or more) and only through participating organizations that have entered into contractual agreements with the ETF.  The Funds do not expect to enter into such agreements and therefore will not be able to purchase and redeem their shares directly from the ETF.

Section 12(d)(1)(A) of the 1940 Act generally prohibits a fund from purchasing (1) more than 3% of the total outstanding voting stock of another fund; (2) securities of another fund having an aggregate value in excess of 5% of the value of the acquiring fund; and (3) securities of the other fund and all other funds having an aggregate value in excess of 10% of the value of the total assets of the acquiring fund.  There are some exceptions, however, to these limitations pursuant to various rules promulgated by the SEC.

The Funds may rely on Section 12(d)(1)(F) and Rule 12d1-3 of the 1940 Act, which provide an exemption from Section 12(d)(1) that allows a Fund to invest all of its assets in other registered funds, including ETFs, if, among other conditions: (a) a Fund, together with its affiliates, acquires no more than three percent of the outstanding voting stock of any acquired fund, and (b) the sales load charged on a Fund’s shares is no greater than the limits set forth in Rule 2830 of the Conduct Rules of the Financial Industry Regulatory Authority, Inc. (“FINRA”) applicable to a fund of funds (i.e., 8.5%).

Each Fund may invest in the following types of investments, through its investment in the Underlying ETPs, each of which is subject to certain risks, as discussed below:

Equity Securities
Each Fund may invest directly in equity securities and through its investments in the shares of the Underlying ETPs in which it invests.  Common stocks, convertible securities, rights, warrants, real estate investment trusts (“REITs”) and American Depositary Receipts (“ADRs”) are examples of equity securities in which the Funds or an Underlying ETP may invest.

All investments in equity securities are subject to market risks that may cause their prices to fluctuate over time.  Historically, the equity markets have moved in cycles and the value of the securities in a Fund’s portfolio may fluctuate substantially from day to day.  Owning an equity security can also subject a Fund to the risk that the issuer may discontinue paying dividends.

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Common Stocks.  A common stock represents a proportionate share of the ownership of a company and its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions.  In addition to the general risks set forth above, investments in common stocks are subject to the risk that in the event a company in which a Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to a Fund as a holder of common stock.  It is possible that all assets of that company will be exhausted before any payments are made to a Fund.

Convertible Securities.  Each Fund, either directly or through its Underlying ETPs, may invest in convertible securities.  Traditional convertible securities include corporate bonds, notes and preferred stocks that may be converted into or exchanged for common stock, and other securities that also provide an opportunity for equity participation.  These securities are convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security).  As with other fixed income securities, the price of a convertible security generally varies inversely with interest rates.  While providing a fixed income stream, a convertible security also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible.  As the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock.  When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of higher yield or capital appreciation.  In such situations, a Fund may have to pay more for a convertible security than the value of the underlying common stock.

Rights and Warrants.  Each Fund, either directly or through its Underlying ETPs, may invest in rights and warrants.  A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock and it is issued at a predetermined price in proportion to the number of shares already owned.  Rights normally have a short life, usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the current market.  Warrants are options to purchase equity securities at a specific price for a specific period of time.  They do not represent ownership of the securities, but only the right to buy them.  Hence, warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them.  The value of warrants is derived solely from capital appreciation of the underlying equity securities.  Warrants differ from call options in that the underlying corporation issues warrants, whereas call options may be written by anyone.

An investment in rights and warrants may entail greater risks than certain other types of investments.  Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer.  In addition, although their value is influenced by the value of the underlying security, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date.  Investing in rights and warrants increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.

Small and Medium-Sized Companies
To the extent a Fund, either directly or through its Underlying ETPs, invests in the equity securities of small and medium-sized companies, it will be exposed to the risks of smaller sized companies.  Small and medium-sized companies may have narrower markets for their goods and/or services and may have more limited managerial and financial resources than larger, more established companies.  Furthermore, such companies may have limited product lines, services, markets, or financial resources or may be dependent on a small management group.  In addition, because these stocks may not be well-known to the investing public, do not have significant institutional ownership or are typically followed by fewer security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies.  Adverse publicity and investor perceptions, whether or not based on fundamental analysis, can decrease the value and liquidity of securities held by a Fund.  As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio.

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Foreign Investments
Each Fund, through its Underlying ETPs, may make investments in securities of non-U.S. issuers (“foreign securities”) including Depositary Receipts (“DRs”), U.S. dollar-denominated securities, foreign securities and securities of companies incorporated outside the U.S.

Depositary Receipts. Depositary Receipts include ADRs, European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) or other forms of DRs.  DRs are receipts typically issued in connection with a U.S. or foreign bank or trust company which evidence ownership of underlying securities issued by a non-U.S. company.

ADRs are depositary receipts for foreign securities denominated in U.S. dollars and traded on U.S. securities markets.  These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged.  These are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institutions.  Designed for use in U.S. securities markets, ADRs are alternatives to the purchase of the underlying securities in their national market and currencies.  ADRs may be purchased through “sponsored” or “unsponsored” facilities.  A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security.  Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities.

Risks of Investing in Foreign Securities.  Investments in foreign securities involve certain inherent risks, including the following:

Political and Economic Factors.  Individual economies of certain countries may differ favorably or unfavorably from the United States’ economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position.  The internal politics of certain foreign countries may not be as stable as those of the United States.  Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies.  Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest.  The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners.  Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

Legal and Regulatory Matters.  Certain foreign countries may have less supervision of securities markets, brokers and issuers of securities, and less financial information available to issuers, than is available in the United States.

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Currency Fluctuations.  A change in the value of any foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of an ADR’s underlying portfolio securities denominated in that currency.  Such changes will affect a Fund to the extent that the Fund is invested in ADRs comprised of foreign securities.

Taxes.  The interest and dividends payable to a Fund on certain of the Fund’s foreign securities may be subject to foreign taxes or withholding, thus reducing the net amount of income available for distribution to Fund shareholders.  A Fund may not be eligible to pass through to its shareholders any tax credits or deductions with respect to such foreign taxes or withholding.

In considering whether to invest in the securities of a non-U.S. company, the Adviser considers such factors as the characteristics of the particular company, differences between economic trends and the performance of securities markets within the U.S. and those within other countries, and also factors relating to the general economic, governmental and social conditions of the country or countries where the company is located.  The extent to which a Fund will be invested in non-U.S. companies, foreign countries and depositary receipts will fluctuate from time to time within any limitations described in the Prospectus, depending on the Adviser’s assessment of prevailing market, economic and other conditions.

Emerging Markets. Each Fund, through its Underlying ETPs, may invest in foreign securities that may include securities of companies located in developing or emerging markets, which entail additional risks, including: less social, political and economic stability; smaller securities markets and lower trading volume, which may result in less liquidity and greater price volatility; national policies that may restrict an underlying fund’s investment opportunities, including restrictions on investments in issuers or industries, or expropriation or confiscation of assets or property; and less developed legal structures governing private or foreign investment.

Fixed Income Securities
The market value of the fixed income investments in which a Fund may invest, either directly or through its Underlying ETPs, will change in response to interest rate changes and other factors.  During periods of declining interest rates, the values of outstanding fixed income securities generally rise.  Conversely, during periods of rising interest rates, the values of such securities generally decline.  Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates.  Changed by recognized agencies in the rating of any fixed income security and in the ability of an issue to make payments of interest and principal also affect the value of these investments.  Changes in the value of these securities will not necessarily affect cash income derived from these securities but will affect a Fund’s NAV.  Additional information regarding fixed income securities is described below:

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Duration.  Duration is a measure of the expected change in value of a fixed income security for a given change in interest rates.  For example, if interest rates changed by one percent, the value of a security having an effective duration of two years generally would vary by two percent.  Duration takes the length of the time intervals between the present time and time that the interest and principal payments are scheduled, or in the case of a callable bond, expected to be received, and weighs them by the present values of the cash to be received at each future point in time.

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Variable and Floating Rate Securities.  Variable and floating rate instruments involve certain obligations that may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature.  Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices.  The interest rates on these securities may be reset daily, weekly, quarterly, or some other reset period, and may not accurately reflect existing market interest rates.  A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

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Debt Securities.  A Fund, either directly or through its Underlying ETPs, may invest in debt securities.  A debt security is a security consisting of a certificate or other evidence of a debt (secured or unsecured) on which the issuing company or governmental body promises to pay the holder thereof a fixed, variable, or floating rate of interest for a specified length of time, and to repay the debt on the specified maturity date.  Some debt securities, such as zero coupon bonds, do not make regular interest payments but are issued at a discount to their principal or maturity value.  Debt securities include a variety of fixed income obligations, including, but not limited to, corporate debt securities, governmental securities, municipal securities, convertible securities, and mortgage-backed securities.  Debt securities include investment-grade securities, non-investment-grade securities, and unrated securities.  Debt securities are subject to a variety of risks, such as interest rate risk, income risk, call/prepayment risk, inflation risk, credit risk and currency risk.

Corporate Debt Securities
Each Fund, either directly or through its Underlying ETPs, may invest in fixed-income securities of any maturity including fixed income securities rated below investment grade by rating agencies such as Standard & Poor’s Ratings Group (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”).  Bonds rated below BBB by S&P or Baa by Moody’s, commonly referred to as “junk bonds,” typically carry higher coupon rates than investment grade bonds, but also are described as speculative by both S&P and Moody’s and may be subject to greater market price fluctuations, less liquidity and greater risk of income or principal including greater possibility of default and bankruptcy of the issuer of such securities than more highly rated bonds.  Lower-rated bonds also are more likely to be sensitive to adverse economic or company developments and more subject to price fluctuations in response to changes in interest rates.  The market for lower-rated debt issues generally is thinner and less active than that for higher quality securities, which may limit a Fund’s ability to sell such securities at fair value in response to changes in the economy or financial markets.  During periods of economic downturn or rising interest rates, highly leveraged issuers of lower-rated securities may experience financial stress which could adversely affect their ability to make payments of interest and principal and increase the possibility of default.

Ratings of debt securities represent the rating agencies’ opinions regarding their quality, are not a guarantee of quality and may be reduced after a Fund has acquired the security.  If a security’s rating is reduced while it is held by a Fund, the Adviser will consider whether the Fund should continue to hold the security but is not required to dispose of it.  Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value.  Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer’s current financial conditions may be better or worse than the rating indicates.  The ratings for corporate debt securities are described in Appendix A.

Exchange-Traded Notes
Each Fund may invest in ETNs.  ETNs are debt obligations of investment banks which are traded on exchanges and the returns of which are linked to the performance of market indices.  In addition to trading ETNs on exchanges, investors may redeem ETNs directly with the issuer on a weekly basis, typically in a minimum amount of 50,000 units, or hold the ETNs until maturity.  ETNs may be riskier than ordinary debt securities and may have no principal protection.  A Fund’s investment in an ETN may be influenced by many unpredictable factors, including highly volatile commodities prices, changes in supply and demand relationships, weather, agriculture, trade, changes in interest rates, and monetary and other governmental policies, action and inaction.  Investing in ETNs is not equivalent to investing directly in index components or the relevant index itself.  Because ETNs are debt securities, they possess credit risk; if the issuer has financial difficulties or goes bankrupt, the investor may not receive the return it was promised.

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Certain ETNs may not produce qualifying income for the purpose of the “90% Test” (as defined below under the heading, “Federal Income Taxes”) which must be satisfied in order for a Fund to maintain its status as a regulated investment company under the Code.  Each Fund intends to monitor such investments to ensure that any non-qualifying income does not exceed permissible limits, however, if one or more ETNs generate more non-qualifying income than expected it could cause a Fund to inadvertently fail the 90% Test thereby causing a Fund to inadvertently fail to qualify as a regulated investment company under the Code.  Please see the discussion below under the heading “Federal Income Taxes” for more information.

Closed-End Funds
Each Fund may invest in closed-end funds, pooled investment vehicles that are registered under the 1940 Act and whose shares are listed and traded on U.S. national securities exchanges.  Like any stock, a closed-end fund’s share price will fluctuate in response to market conditions and other factors.  Secondary market trading prices of closed-end funds should be expected to fluctuate and such prices may be higher or lower than the NAV of closed-end fund’s portfolio holdings.  When such prices are higher, shares are said to be trading at a “premium.”  When they are lower, shares are said to be trading at a “discount.”  Closed-end fund shares frequently trade at persistent and ongoing discounts to the NAV of the closed-end fund’s portfolio investments.  There can be no guarantee that shares of a closed-end fund held by a Fund will not trade at a persistent and ongoing discount.  Nor can there be any guarantee that an active market in shares of the closed-end funds held by a Fund will exist.  A Fund may not be able to sell closed-end fund shares at a price equal to the NAV of the closed-end fund.  While the Funds seek to take advantage differences between the NAV of closed-end fund shares and any secondary market premiums or discounts, the Funds may not be able to do so.  In addition, there can be no assurance that any closed-end fund will achieve its stated investment objective.  While the Funds attempt to invest in a diversified basket of closed-end funds, lackluster performance of a single closed-end fund can have a negative impact on the performance of a Fund as a whole.  A Fund may lose money on its investment in any closed-end fund which, in turn, may cause investors to lose money on an investment in that Fund.

Repurchase Agreements
The Funds may enter into repurchase agreements with financial institutions, which may be deemed to be loans.  The Funds follow certain procedures designed to minimize the risks inherent in such agreements.  These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by the Adviser.  In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement.  In the event of a default or bankruptcy by a selling financial institution, the Funds will seek to liquidate such collateral.  However, the exercising of a Fund’s right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, that Fund could suffer a loss.  It is the current policy of the Funds not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by that Fund, amount to more than 15% of a Fund’s net assets.  The investments of the Funds in repurchase agreements, at times, may be substantial when, in the view of the Adviser, liquidity or other considerations so warrant.

Reverse Repurchase Agreements
The Funds may enter into reverse repurchase agreements without limit as part of the Funds’ investment strategy.  Reverse repurchase agreements involve sales by a Fund of portfolio assets concurrently with an agreement by a Fund to repurchase the same assets at a later date at a fixed price.  Generally, the effect of such a transaction is that a Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while a Fund will be able to keep the interest income associated with those portfolio securities.  Such transactions are advantageous only if the interest cost to a Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise.  Opportunities to achieve this advantage may not always be available, and the Funds intend to use the reverse repurchase technique only when this will be advantageous to a Fund.  The Funds will establish a segregated account with the Trust’s custodian bank in which a Fund will maintain cash or cash equivalents or other portfolio securities equal in value to a Fund’s obligations in respect of reverse repurchase agreements.  Such reverse repurchase agreements could be deemed to be a borrowing, but are not senior securities.

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U.S. Government Securities
The Funds, through their Underlying ETPs, may invest in U.S. government securities. Securities issued or guaranteed by the U.S. government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance.  U.S. Treasury bills have initial maturities of one year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years.  Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. government including, but not limited to, obligations of U.S. government agencies or instrumentalities such as Fannie Mae, Freddie Mac, the Government National Mortgage Association (“Ginnie Mae”), the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, the National Credit Union Administration and the Federal Agricultural Mortgage Corporation (“Farmer Mac”).

Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury, while the U.S. government provides financial support to such U.S. government-sponsored federal agencies, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law.  U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity.

Real Estate Investment Trusts (REITs)
The Funds, either directly or through their Underlying ETPs, may invest in shares of REITs.  REITs are pooled investment vehicles which invest primarily in real estate or real estate related loans.  REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs.  Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents.  Equity REITs can also realize capital gains by selling properties that have appreciated in value.  Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments.  Like regulated investment companies such as the Funds, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements under the Code.  The Funds will indirectly bear their proportionate share of any expenses paid by REITs in which they invest in addition to the expenses paid by the Funds.  Investing in REITs involves certain unique risks.  Equity REITs may be affected by changes in the value of the underlying property owned by such REITs, while mortgage REITs may be affected by the quality of any credit extended.  REITs are dependent upon management skills, are not diversified (except to the extent the Code requires), and are subject to the risks of financing projects.  REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, and the possibilities of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemptions from the Act. REITs (especially mortgage REITs) are also subject to interest rate risks.

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Investing in foreign real estate companies makes a Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general.  In addition, foreign real estate companies depend upon specialized management skills, may not be diversified, may have less trading volume, and may be subject to more abrupt or erratic price movements than the overall securities markets.  Foreign real estate companies have their own expenses, and a Fund will bear a proportionate share of those expenses.

Commodities
The Funds, through their Underlying ETPs, may engage in commodity transactions, including commodity-linked derivative instruments, such as structured notes, swap agreements and commodity options and futures.  The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity and debt securities when the value of those traditional securities is declining due to adverse economic conditions.  As an example, during periods of rising inflation, historically debt securities have tended to decline in value due to the general increase in the prevailing interest rates.  Conversely, during those same periods, historically the prices of certain commodities, such as oil and metals, have tended to increase.  However, there can be no guarantee of such performance in the future.

Short-Term, Temporary, and Cash Investments
The Funds may invest in any of the following securities and instruments:

Bank Certificates of Deposit, Bankers’ Acceptances and Time Deposits.  The Funds may acquire certificates of deposit, bankers’ acceptances and time deposits.  Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return.  Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity.  Certificates of deposit and bankers’ acceptances acquired by a Fund will be dollar denominated obligations of domestic or foreign banks or financial institutions which at the time of purchase have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government.  If a Fund holds instruments of foreign banks or financial institutions, it may be subject to additional investment risks that are different in some respects from those incurred by a fund that invests only in debt obligations of U.S. domestic issuers.  See “Foreign Investments” above.  Such risks include future political and economic developments, the possible imposition of withholding taxes by the particular country in which the issuer is located on interest income payable on the securities, the possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities.

Domestic banks and foreign banks are subject to different governmental regulations with respect to the amount and types of loans which may be made and interest rates which may be charged.  In addition, the profitability of the banking industry depends largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions.  General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of the banking industry.

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As a result of federal and state laws and regulations, domestic banks are, among other things, required to maintain specified levels of reserves, limited in the amount which they can loan to a single borrower, and subject to other regulations designed to promote financial soundness.  However, such laws and regulations do not necessarily apply to foreign bank obligations that a Fund may acquire.

In addition to purchasing certificates of deposit and bankers’ acceptances, to the extent permitted under its investment objectives and policies stated above and in its Prospectus, each Fund may make interest bearing time or other interest bearing deposits in commercial or savings banks.  Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

Savings Association Obligations. Each Fund may invest in certificates of deposit (interest bearing time deposits) issued by savings banks or savings and loan associations that have capital, surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. Government.

Commercial Paper, Short Term Notes and Other Corporate Obligations. Each Fund may invest a portion of its assets in commercial paper and short term notes.  Commercial paper consists of unsecured promissory notes issued by corporations.  Issues of commercial paper and short term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

Commercial paper and short term notes will consist of issues rated at the time of purchase “A-2” or higher by Standard & Poor’s (“S&P”), “Prime-1” by Moody’s Investors Service, Inc. (“Moody’s”), or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Adviser to be of comparable quality.  These rating symbols are described in Appendix B.

Government Obligations
The Funds may make short term investments in U.S. Government obligations.  Such obligations include Treasury bills, certificates of indebtedness, notes and bonds, and issues of such entities as the Government National Mortgage Association (“GNMA”), Export Import Bank of the United States, Tennessee Valley Authority, Resolution Funding Corporation, Farmers Home Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation (“FHLMC”), and the Student Loan Marketing Association.

Some of these obligations, such as those of the GNMA, are supported by the full faith and credit of the U.S. Treasury Department; others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the FNMA, are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality.  No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law.

The Funds may invest in sovereign debt obligations of foreign countries.  A sovereign debtor’s willingness or ability to repay principal and interest in a timely manner may be affected by a number of factors, including its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward principal international lenders and the political constraints to which it may be subject.  Emerging market governments could default on their sovereign debt.  Such sovereign debtors also may be dependent on expected disbursements from foreign governments, multilateral agencies and other entities abroad to reduce principal and interest arrearages on their debt.  The commitments on the part of these governments, agencies and others to make such disbursements may be conditioned on a sovereign debtor’s implementation of economic reforms and/or economic performance and the timely service of such debtor’s obligations.  Failure to meet such conditions could result in the cancellation of such third parties’ commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to service its debt in a timely manner.

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Illiquid Securities
As a non-principal strategy, a Fund may hold up to 15% of its net assets in securities that are illiquid, which means that there may be legal or contractual restrictions on their disposition, or that there are no readily available market quotations for such a security.  Illiquid securities present the risks that a Fund may have difficulty valuing these holdings and/or may be unable to sell these holdings at the time or price desired.  There are generally no restrictions on a Fund’s ability to invest in restricted securities (that is, securities that are not registered pursuant to the Securities Act), except to the extent such securities may be considered illiquid.  Securities issued pursuant to Rule 144A of the Securities Act (“Rule 144A securities”) will be considered liquid if determined to be so under procedures adopted by the Board of Trustees.  The Adviser is responsible for making the determination as to the liquidity of restricted securities (pursuant to the procedures adopted by the Board of Trustees).  A Fund will determine a security to be illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days at the value at which the Fund has valued the security.  Factors considered in determining whether a security is illiquid may include, but are not limited to: the frequency of trades and quotes for the security; the number of dealers willing to purchase and sell the security and the number of potential purchasers; the number of dealers who undertake to make a market in the security; the nature of the security, including whether it is registered or unregistered, and the market place; whether the security has been rated by a nationally recognized statistical rating organization (“NRSRO”); the period of time remaining until the maturity of a debt instrument or until the principal amount of a demand instrument can be recovered through demand; the nature of any restrictions on resale; and with respect to municipal lease obligations and certificates of participation, there is reasonable assurance that the obligation will remain liquid throughout the time the obligation is held and, if unrated, an analysis similar to that which would be performed by an NRSRO is performed.  If a restricted security is determined to be liquid, it will not be included within the category of illiquid securities.  Investing in Rule 144A securities could have the effect of increasing the level of a Fund’s illiquidity to the extent that the Fund, at a particular point in time may be unable to find qualified institutional buyers interested in purchasing the securities.  The Funds are permitted to sell restricted securities to qualified institutional buyers.

Borrowing
Though the Funds do not currently intend to borrow money, each Fund is authorized to borrow money from time to time for temporary, extraordinary or emergency purposes or for clearance of transactions, and not for the purpose of leveraging its investments, in amounts not to exceed at any time 33-1/3% of the value of its total assets at the time of such borrowings, as allowed under the 1940 Act.  The use of borrowing by the Funds involves special risk considerations that may not be associated with other funds having similar objectives and policies.  Since substantially all of the Funds’ assets fluctuate in value, while the interest obligation resulting from a borrowing will be fixed by the terms of a Fund’s agreement with its lender, the NAV per share of the Fund will tend to increase more when its portfolio securities increase in value and to decrease more when its portfolio assets decrease in value than would otherwise be the case if the Fund did not borrow.  In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds.  Under adverse market conditions, the Funds might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

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INVESTMENT RESTRICTIONS

The Trust (on behalf of the Funds) has adopted the following restrictions as fundamental policies, which may not be changed without the affirmative vote of the holders of a “majority of a Fund’s outstanding voting securities” as defined in the 1940 Act.  Under the 1940 Act, the “vote of the holders of a majority of the outstanding voting securities” means the vote of the holders of the lesser of (i) 67% of the shares of a Fund represented at a meeting at which the holders of more than 50% of its outstanding shares are represented or (ii) more than 50% of the outstanding shares of the Fund.  Each Fund’s investment objective is fundamental.

Each Fund may not:

1.
With respect to 75% of its total assets, invest more than 5% of its total assets in securities of a single issuer or hold more than 10% of the voting securities of such issuer.  (Does not apply to investments in the securities of other investment companies or securities of the U.S. Government, its agencies or instrumentalities.)

2.	Borrow money, except as permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

3.	Issue senior securities, except as permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

4.
Engage in the business of underwriting securities, except to the extent that a Fund may be considered an underwriter within the meaning of the Securities Act of 1933, as amended, in the disposition of restricted securities or in connection with investments in other investment companies.

5.
Invest 25% or more of the market value of its total assets in the securities of companies engaged in any one industry.  (Does not apply to investments in the securities of other investment companies or securities of the U.S. Government, its agencies or instrumentalities.)

6.
Purchase or sell real estate, which term does not include securities of companies which deal in real estate and/or mortgages or investments secured by real estate, or interests therein, except that a Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund’s ownership of securities.

7.
Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments.  This limitation shall not prevent the Fund from purchasing, selling, or entering into futures contracts, or acquiring securities or other instruments and options thereon backed by, or related to, physical commodities.

8.	Make loans to others, except as permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

Each Fund observes the following policies, which are not deemed fundamental and which may be changed without shareholder vote.  A Fund may not:

1.	Invest in any issuer for purposes of exercising control or management.

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2.	Purchase securities on margin or make short sales.

3.	Hold, in the aggregate, more than 15% of its net assets in illiquid securities.

PORTFOLIO TURNOVER

Although the Funds generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Adviser, investment considerations warrant such action.  Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year.  A 100% turnover rate would occur if all the securities in a Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year.  A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions.

High portfolio turnover generally results in the distribution of short-term capital gains which are taxed at the higher ordinary income tax rates.

Following are the portfolio turnover rates for each Fund’s most recent fiscal period ended April 30*:

2012
Diversified Income Fund	13.88%
Equity Income Fund	18.30%
*      The Funds commenced operations on June 21, 2011.

PORTFOLIO HOLDINGS POLICY

The Adviser and the Funds maintain portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by a Fund.  These portfolio holdings disclosure policies have been approved by the Board.  Disclosure of each Fund’s complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q.  These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.

Pursuant to the Trust’s portfolio holdings disclosure policies, information about the Funds’ portfolio holdings is not distributed to any person unless:

▪	The disclosure is required pursuant to a regulatory request, court order or is legally required in the context of other legal proceedings;

▪
The disclosure is made to a mutual fund rating and/or ranking organization, or person performing similar functions, who is subject to a duty of confidentiality, including a duty not to trade on any non-public information;

▪
The disclosure is made to internal parties involved in the investment process, administration, operation or custody of the Funds, including, but not limited to USBFS and the Trust’s Board of Trustees, attorneys, auditors or accountants;

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▪	The disclosure is made: (a) in connection with a quarterly, semi-annual or annual report that is available to the public; or (b) relates to information that is otherwise available to the public; or

▪	The disclosure is made with the prior written approval of either the Trust’s Chief Compliance Officer or his or her designee.

Certain of the persons listed above receive information about the Funds’ portfolio holdings on an ongoing basis.  The Funds believe that these third parties have legitimate objectives in requesting such portfolio holdings information and operate in the best interest of each Fund’s shareholders. These persons include:

▪	A mutual fund rating and/or ranking organization, or person performing similar functions, who is subject to a duty of confidentiality, including a duty not to trade on any non-public information;

▪
Rating and/or ranking organizations, specifically: Lipper; Morningstar; Standard & Poor’s; Bloomberg; Vickers-Stock Research Corporation; Thomson Financial; and Capital-Bridge, all of which currently receive such information between the fifth and tenth business day of the month following the end of a calendar quarter; or

▪
Internal parties involved in the investment process, administration, operation or custody of the Funds, specifically: USBFS; the Trust’s Board of Trustees; and the Trust’s attorneys and independent registered public accounting firm (currently, Paul Hastings and Tait, respectively), all of which typically receive such information after it is generated.

Any disclosures to additional parties not described above is made with the prior written approval of either the Trust’s Chief Compliance Officer or his or her designee, pursuant to the Trust’s Policy and Procedures Regarding Disclosure of Portfolio Holdings.

The Chief Compliance Officer or designated officer of the Trust will approve the furnishing of non-public portfolio holdings to a third party only if they consider the furnishing of such information to be in the best interest of a Fund and its shareholders and if no material conflict of interest exists regarding such disclosure between shareholders’ interest and those of the Adviser, Distributor or any affiliated person of the Funds.  No consideration may be received by the Funds, the Adviser, any affiliate of the Adviser or their employees in connection with the disclosure of portfolio holdings information.  The Board receives and reviews annually a list of the persons who receive non-public portfolio holdings information and the purpose for which it is furnished.

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MANAGEMENT

The overall management of the Trust’s business and affairs is invested with its Board.  The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Adviser, Administrator, Custodian and Transfer Agent, each as defined below.  The day-to-day operations of the Trust are delegated to its officers, subject to each Fund’s investment objective, strategies and policies and to the general supervision of the Board. The Trustees and officers of the Trust, their ages and positions with the Trust, terms of office with the Trust and length of time served, their business addresses and principal occupations during the past five years and other directorships held are set forth in the table below.

Independent Trustees(1)

Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held by Trustee During Past Five Years
Sallie P. Diederich (age 62) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term since January 2011.	Independent Mutual Fund Consultant, (1995 to present); Corporate Controller, Transamerica Fund Management Company (1994 to 1995); Senior Vice President, Putnam Investments (1992 to 1993); Vice President and Controller, American Capital Mutual Funds (1986 to 1992).	2	Trustee, Advisors Series Trust (for series not affiliated with the Funds).

Donald E. O’Connor (age 76) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term since February 1997.	Retired; former Financial Consultant and former Executive Vice President and Chief Operating Officer of ICI Mutual Insurance Company (until January 1997).	2	Trustee, Advisors Series Trust (for series not affiliated with the Funds); Trustee, The Forward Funds (34 portfolios).

George J. Rebhan (age 78) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term since May 2002.	Retired; formerly President, Hotchkis and Wiley Funds (mutual funds) (1985 to 1993).	2	Trustee, Advisors Series Trust (for series not affiliated with the Funds); Independent Trustee from 1999 to 2009, E*TRADE Funds.

George T. Wofford (age 72) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term since February 1997.	Retired; formerly Senior Vice President, Federal Home Loan Bank of San Francisco.	2	Trustee, Advisors Series Trust (for series not affiliated with the Funds).

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Interested Trustee

Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held During Past Five Years
Joe D. Redwine(3) (age 65) 615 E. Michigan Street Milwaukee, WI 53202	Interested Trustee	Indefinite term since September 2008.	President, CEO, U.S. Bancorp Fund Services, LLC (May 1991 to present).	2	Trustee, Advisors Series Trust (for series not affiliated with the Funds).

Officers

Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Joe D. Redwine (age 65) 615 E. Michigan Street Milwaukee, WI 53202	Chairman and Chief Executive Officer	Indefinite term since September 2007.	President, CEO, U.S. Bancorp Fund Services, LLC (May 1991 to present).

Douglas G. Hess (age 45) 615 E. Michigan Street Milwaukee, WI 53202	President and Principal Executive Officer	Indefinite term since June 2003.	Senior Vice President, Compliance and Administration, U.S. Bancorp Fund Services, LLC (March 1997 to present).

Cheryl L. King (age 50) 615 E. Michigan Street Milwaukee, WI 53202	Treasurer and Principal Financial Officer	Indefinite term since December 2007.	Vice President, Compliance and Administration, U.S. Bancorp Fund Services, LLC (October 1998 to present).

Michael L. Ceccato (age 54) 615 E. Michigan Street Milwaukee, WI 53202	Vice President, Chief Compliance Officer and AML Officer	Indefinite term since September 2009.	Vice President, U.S. Bancorp Fund Services, LLC (February 2008 to present); General Counsel/Controller, Steinhafels, Inc. (September 1995 to February 2008).

Jeanine M. Bajczyk, Esq. (age 47) 615 E. Michigan Street Milwaukee, WI 53202	Secretary	Indefinite term since June 2007.
Senior Vice President and Counsel, U.S. Bancorp Fund Services, LLC (May 2006 to present); Senior Counsel, Wells Fargo Funds Management, LLC (May 2005 to May 2006); Senior Counsel, Strong Financial Corporation (January 2002 to April 2005).

(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)
The Trust is comprised of numerous portfolios managed by unaffiliated investment advisers.  The term “Fund Complex” applies only to the Funds.  The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series.

(3)
Mr. Redwine is an “interested person” of the Trust as defined by the 1940 Act.  Mr. Redwine is an interested Trustee of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC who acts as principal underwriter to the series of the Trust.

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Additional Information Concerning Our Board of Trustees

The Role of the Board
The Board provides oversight of the management and operations of the Trust.  Like all mutual funds, the day-to-day responsibility for the management and operation of the Trust is the responsibility of various service providers to the Trust, such as the Trust’s advisers, distributor, administrator, custodian, and transfer agent, each of whom are discussed in greater detail in this SAI.  The Board approves all significant agreements between the Trust and its service providers, including the agreements with the advisers, distributor, administrator, custodian and transfer agent.  The Board has appointed various senior individuals of certain of these service providers as officers of the Trust, with responsibility to monitor and report to the Board on the Trust’s day-to-day operations.  In conducting this oversight, the Board receives regular reports from these officers and service providers regarding the Trust’s operations.  The Board has appointed a Chief Compliance Officer who administers the Trust’s compliance program and regularly reports to the Board as to compliance matters.  Some of these reports are provided as part of formal “Board Meetings” which are typically held quarterly, in person, and involve the Board’s review of recent Trust operations.  From time to time one or more members of the Board may also meet with Trust officers in less formal settings, between formal “Board Meetings,” to discuss various topics.  In all cases, however, the role of the Board and of any individual Trustee is one of oversight and not of management of the day-to-day affairs of the Trust and its oversight role does not make the Board a guarantor of the Trust’s investments, operations or activities.

Board Leadership Structure
The Board has structured itself in a manner that it believes allows it to effectively perform its oversight function.  It has established four standing committees, an Audit Committee, a Nominating Committee, a Qualified Legal Compliance Committee (the “QLCC”) and a Valuation Committee, which are discussed in greater detail under “Board Committees,” below.  Currently, more than 75% of the members of the Board are Independent Trustees, which are Trustees that are not affiliated with the Adviser or its affiliates or any other investment adviser in the Trust, and each of the Audit Committee, Nominating Committee and QLCC are comprised entirely of Independent Trustees.  The Independent Trustees have engaged their own independent counsel to advise them on matters relating to their responsibilities in connection with the Trust.

The Chairman of the Board is the Chief Executive Officer of the Trust and a Trustee; he is an “interested person” of the Trust, as defined by the 1940 Act, by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Trust’s “Distributor” and principal underwriter.  He is also the President and CEO of the Administrator to the Trust.  The President and Principal Executive Officer of the Trust is not a Trustee, but rather is a senior employee of the Administrator who routinely interacts with the unaffiliated investment advisers of the Trust and comprehensively manages the operational aspects of the Funds in the Trust.  The Trust has appointed George J. Rebhan as lead Independent Trustee, who acts as a liaison with the Trust’s service providers, officers, legal counsel, and other Trustees between meetings, helps to set Board meeting agendas and serves as chair during executive sessions of the Independent Trustees.

The Board reviews its structure annually.  The Trust has determined that it is appropriate to separate the Principal Executive Officer and Board Chairman positions because the day-to day responsibilities of the Principal Executive Officer are not consistent with the oversight role of the Trustees and because of the potential conflict of interest that may arise from the Administrator’s duties with the Trust.  The Board has also determined that the appointment of a lead Independent Trustee, the function and composition of the Audit Committee, the Nominating Committee, and the QLCC are appropriate means to address any potential conflicts of interest that may arise from the Chairman’s status as an Interested Trustee.  Given the specific characteristics and circumstances of the Trust as described above, the Trust has determined that the Board’s leadership structure is appropriate.

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Board Oversight of Risk Management
As part of its oversight function, the Board receives and reviews various risk management reports and assessments and discusses these matters with appropriate management and other personnel.  Because risk management is a broad concept comprised of many elements (such as, for example, investment risk, issuer and counterparty risk, compliance risk, operational risks, business continuity risks, etc.) the oversight of different types of risks is handled in different ways.  For example, the Audit Committee meets regularly with the Chief Compliance Officer to discuss compliance and operational risks.  The Audit Committee also meets with the Treasurer and the Trust’s independent public accounting firm to discuss, among other things, the internal control structure of the Trust’s financial reporting function.  The full Board receives reports from the Adviser and portfolio managers as to investment risks as well as other risks that may be also discussed in Audit Committee.

Information about Each Trustee’s Qualification, Experience, Attributes or Skills
The Board believes that each of the Trustees has the qualifications, experience, attributes and skills (“Trustee Attributes”) appropriate to their continued service as Trustees of the Trust in light of the Trust’s business and structure.  Each of the Trustees has substantial business and professional backgrounds that indicate they have the ability to critically review, evaluate and access information provided to them.  Certain of these business and professional experiences are set forth in detail in the table above.  In addition, the majority of the Trustees have served on boards for organizations other than the Trust, as well as having served on the Board of the Trust for a number of years.  They therefore have substantial board experience and, in their service to the Trust, have gained substantial insight as to the operation of the Trust.  The Board annually conducts a ‘self-assessment’ wherein the effectiveness of the Board and individual Trustees is reviewed.

In addition to the information provided in the table above, below is certain additional information concerning each particular Trustee and certain of their Trustee Attributes. The information provided below, and in the table above, is not all-inclusive.  Many Trustee Attributes involve intangible elements, such as intelligence, integrity, work ethic, the ability to work together, the ability to communicate effectively, the ability to exercise judgment, the ability to ask incisive questions, and commitment to shareholder interests.  In conducting its annual self-assessment, the Board has determined that the Trustees have the appropriate attributes and experience to continue to serve effectively as Trustees of the Trust.

Sallie P. Diederich.  Ms. Diederich is experienced with financial, accounting, investment and regulatory matters through her position as an independent mutual fund management consultant.  Prior to establishing her own consulting business, Ms. Diederich gained substantial experience in mutual fund operations and accounting through senior positions at large mutual fund complexes.  Ms. Diederich is a Certified Public Accountant and serves as the Trust’s Audit Committee Financial Expert.

Donald E. O’Connor.  Mr. O’Connor has served on a number of mutual fund boards and is experienced with financial, accounting, investment and regulatory matters through his prior service as a trustee of The Forward Funds, Inc. and his prior position as Chief of the Branch of Market Surveillance at the SEC.  Mr. O’Connor also has substantial experience in mutual fund operations through senior positions at industry trade associations, including Vice President of Operations for the Investment Company Institute covering accounting, transfer agent and custodian industry functions and Chief Operating Officer of ICI Mutual, a captive insurance company focused exclusively on the insurance needs of mutual funds, their directors, officers, and advisers.

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George J. Rebhan.  Mr. Rebhan has served on a number of mutual fund boards and is experienced with financial, accounting, investment and regulatory matters through his prior service as a trustee of E*Trade Funds and as President of the Hotchkis and Wiley mutual fund family.  Mr. Rebhan also has substantial investment experience through his former association with a registered investment adviser.

Joe D. Redwine.  Mr. Redwine has substantial mutual fund experience and is experienced with financial, accounting, investment and regulatory matters through his position as President and CEO of U.S. Bancorp Fund Services, LLC, a full service provider to mutual funds and alternative investment products.  In addition, he has extensive experience consulting with investment advisers regarding the legal structure of mutual funds, distribution channel analysis and actual distribution of those funds.

George T. Wofford.  Mr. Wofford is experienced in financial, accounting, regulatory and investment matters through his executive experience as a Senior Vice President of Federal Home Loan Bank of San Francisco (“FHLB-SF”) where he was involved with the development of FHLB-SF’s information technology infrastructure as well as legal and regulatory financial reporting.

Board Committees
The Trust has established the following four standing committees and the membership of each committee to assist in its oversight functions, including its oversight of the risks the Trust faces:  the Audit Committee, the QLCC, the Nominating Committee and the Valuation Committee.  There is no assurance, however, that the Board’s committee structure will prevent or mitigate risks in actual practice.  The Trust’s committee structure is specifically not intended or designed to prevent or mitigate each Fund’s investment risks.  Each Fund is designed for investors that are prepared to accept investment risk, including the possibility that as yet unforeseen risks may emerge in the future.

The Audit Committee is comprised of all of the Independent Trustees.  It does not include any interested Trustees.  The Audit Committee meets regularly with respect to the various series of the Trust.  The function of the Audit Committee, with respect to each series of the Trust, is to review the scope and results of the audit and any matters bearing on the audit or the Funds’ financial statements and to ensure the integrity of each Fund’s pricing and financial reporting.  The Audit Committee did not meet during the fiscal period ended April 30, 2012, with respect to the Funds.

The Audit Committee also serves as the QLCC for the Trust for the purpose of compliance with Rules 205.2(k) and 205.3(c) of the Code of Federal Regulations, regarding alternative reporting procedures for attorneys retained or employed by an issuer who appear and practice before the Securities and Exchange Commission on behalf of the issuer (the “issuer attorneys”).  An issuer’s attorney who becomes aware of evidence of a material violation by the Trust, or by any officer, director, employee, or agent of the Trust, may report evidence of such material violation to the QLCC as an alternative to the reporting requirements of Rule 205.3(b) (which requires reporting to the chief legal officer and potentially “up the ladder” to other entities).  The QLCC did not meet during the fiscal period ended April 30, 2012, with respect to the Funds.

The Nominating Committee is responsible for seeking and reviewing candidates for consideration as nominees for Trustees as is considered necessary from time to time and meets only as necessary.  Ms. Diederich and Messrs. O’Connor, Rebhan and Wofford comprise the Nominating Committee.

The Nominating Committee will consider nominees recommended by shareholders.  Recommendations for consideration by the Nominating Committee should be sent to the President of the Trust in writing together with the appropriate biographical information concerning each such proposed Nominee, and such recommendation must comply with the notice provisions set forth in the Trust’s By-Laws.  In general, to comply with such procedures, such nominations, together with all required biographical information, must be delivered to and received by the President of the Trust at the principal executive offices of the Trust between 120 and 150 days prior to the shareholder meeting at which any such nominee would be voted on.  During the fiscal period ended April 30, 2012, the Nominating Committee did not meet with respect to the Funds.

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The Trust’s Board has delegated day-to-day valuation issues to a Valuation Committee that is comprised of one or more Trustees and representatives from the Administrator’s staff.  The function of the Valuation Committee is to value securities held by any series of the Trust for which current and reliable market quotations are not readily available.  Such securities are valued at their respective fair values as determined in good faith by the Valuation Committee and the actions of the Valuation Committee are subsequently reviewed and ratified by the Board.  The Valuation Committee meets as needed.  The Valuation Committee did not meet during the fiscal period ended April 30, 2012, with respect to the Funds.

Trustee Ownership of Fund Shares and Other Interests
No Trustee owned shares of the Funds as of the calendar year ended December 31, 2011.

As of December 31, 2011, neither the Independent Trustees nor members of their immediate family, own securities beneficially or of record in the Adviser, the Distributor, as defined below, or an affiliate of the Adviser or Distributor.  Accordingly, neither the Independent Trustees nor members of their immediate family, have direct or indirect interest, the value of which exceeds $120,000, in the Adviser, the Distributor or any of their affiliates.  In addition, during the  two most recently completed calendar years, neither the Independent Trustees nor members of their immediate families have conducted any transactions (or series of transactions) in which the amount involved exceeds $120,000 and to which the Adviser, the Distributor or any affiliate thereof was a party.

Compensation
Effective January 1, 2012, Independent Trustees receive an annual retainer of $55,000 allocated among each of the various portfolios comprising the Trust, and an additional $500 per telephonic board meeting, paid by the Trust or applicable portfolios, as well as reimbursement for expenses incurred in connection with attendance at Board meetings.  The Trust has no pension or retirement plan.  No other entity affiliated with the Trust pays any compensation to the Trustees.

	Aggregate Compensation from the Diversified Income Fund(1)	Aggregate Compensation from the Equity Income Fund(1)	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund Complex Paid to Trustees(2)
Independent Trustee
Sallie P. Diederich	$1,230	$1,246	None	None	$2,476
Donald E. O’Connor	$1,230	$1,245	None	None	$2,475
George J. Rebhan	$1,230	$1,246	None	None	$2,476
George T. Wofford	$1,230	$1,246	None	None	$2,476
Interested Trustee
Joe D. Redwine	$0	$0	None	None	$0
(1)	For the Funds’ fiscal period ended April 30, 2012. The Funds commenced operations on June 21, 2011.
(2)
There are currently numerous portfolios comprising the Trust.  The term “Fund Complex” applies only to the Funds.  For the fiscal period ended April 30, 2012, Independent Trustees’ fees for the Trust were $210,000.

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CODES OF ETHICS

The Trust, the Adviser and the Distributor, as defined below, have each adopted separate Codes of Ethics under Rule 17j-1 of the 1940 Act.  These Codes permit, subject to certain conditions, access persons of the Adviser and Distributor to invest in securities that may be purchased or held by the Funds.

PROXY VOTING POLICIES AND PROCEDURES

The Board has adopted Proxy Voting Policies and Procedures (the “Policies”) on behalf of the Trust which delegate the responsibility for voting proxies to the Adviser, subject to the Board’s continuing oversight.  The Policies require that the Adviser vote proxies received in a manner consistent with the best interests of each Fund and its shareholders.  The Policies also require the Adviser to present to the Board, at least annually, the Adviser’s Policies and a record of each proxy voted by the Adviser on behalf of the Funds, including a report on the resolution of all proxies identified by the Adviser as involving a conflict of interest.

The Adviser has adopted Proxy Voting Policies and Procedures (“Proxy Voting Policies”) which provide that proxies on securities will be voted for the exclusive benefit, and in the best economic interest of, each Fund’s shareholders, as determined by the Adviser in good faith, subject to any restrictions or directions of the Funds.  Such voting responsibilities will be exercised in a manner that is consistent with the general anti-fraud provisions of the Investment Advisers Act of 1940, as amended, as well as the Adviser’s fiduciary duties under federal and state law to act in the best interest of its clients.

Proxies are voted in what is believed to be the Client’s (or fund shareholders’, members’ or partners’) best interest and not necessarily always with management. Each situation is considered individually within the general guidelines. The Adviser generally categorizes proxies in two levels. Level I matters normally are voted based on the recommendation of the issuer’s management. Level II matters are those that could meaningfully impact the position of existing equity holders and are thus given special consideration. The Chief Compliance Officer will be responsible for determining the level of each proposal.

Level I Proposals
Level I proposals are those that do not propose to change the structure, bylaws, or operations of the issuer to the detriment of the equity holders. Given the routine nature of these proposals, proxies will generally be voted with management. However, the Chief Compliance Officer will research the issue before making a conclusion as to how a vote would be in the best interest of the Client. Traditionally, Level I issues include:

•	Approval of auditors

•	Name changes

•	Declaring stock splits

•	Changing the date and/or the location of the annual meeting

•	Minor amendments to the articles of incorporation

•	Automatic dividend reinvestment plans

•	Retirement plans, pensions plans and profit sharing plans, creation of and amendments to the same

•	Any other issues that do not adversely affect investors

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Level II Proposals
Issues in this category are more likely to affect the structure and operations of the issuer and, therefore, will have a greater impact on the value of a Client’s investment. The Chief Compliance Officer will review each issue in this category on a case-by-case basis and perform diligent research to make a decision based on the best interest of the Client. As stated previously, voting decisions will be made based on the perceived best interest of the clients. Level II proposals include:

•	Mergers and acquisitions

•	Restructuring

•	Re-incorporation or formation

•	Incentive compensation plans

•	Changes in capitalization

•	Increase or decrease in number of directors

•	Increase or decrease in preferred stock

•	Increase or decrease in common stock or other equity securities

•	Stock option plans or other compensation plans

•	Poison pills

•	Golden parachutes

Voting Process
The Adviser will receive and forward the proxy statement for each individual meeting to the Adviser’s Chief Compliance Officer to review. The Adviser’s Chief Compliance Officer will examine the materials and then decide on how to vote based on the guidelines and will then arrange for the votes to be entered. The Adviser’s Chief Compliance Officer may employ a third party or utilize specialized software to record and transmit proxy votes electronically. After votes are cast, the Adviser’s Chief Compliance Officer or designee will periodically perform a review to ensure that all proxies received, and for which a voting obligation exists, have been voted.

Conflicts of Interest
On occasion, a conflict of interest may exist between the Adviser and its clients regarding the outcome of certain proxy votes. In such cases, the Adviser is committed to resolving the conflict in the best interest of its clients before voting the proxy in question.

If the proxy proposal in questions is a Level I Proposal, the Adviser will typically follow the principles and guidelines described herein in deciding how to vote. Alternatively, the Adviser may (i) disclose the conflict to affected clients and obtain their consent before voting or (ii) seek the recommendation of an independent third party in deciding how to vote.

If the proxy proposal is a Level II Proposal, the Adviser will take any of the following courses of action to resolve the conflict:

1.	Disclose the conflict to affected clients and obtain their consent before voting;

2.	Suggest that affected engage an independent third party to determine how the proxy should be voted; or

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3.	Vote according to the recommendation of an independent third party, such as a: proxy consultant; research analyst; proxy voting department of a mutual fund or pension fund; or compliance consultant.

Recordkeeping and Reporting
In addition, if the Adviser exercises voting authority with respect to its clients, it must make and retain the following:

1.	a copy of these policies and procedures;

2.
a copy of each proxy statement that the Adviser receives regarding Fund securities (the Adviser may satisfy this requirement by relying on a third party to make and retain, on the Adviser’s behalf, a copy of a proxy statement (provided that the Adviser has obtained an undertaking from the third party to provide a copy of the proxy statement promptly upon request) or may rely on obtaining a copy of a proxy statement from the SEC’s Electronic Data Gathering Analysis, and Retrieval (EDGAR) system);

3.
a record of each vote cast by the Adviser on behalf of a Fund (the Adviser may satisfy this requirement by relying on a third party to make and retain, on the Adviser’s behalf, a record of the vote cast (provided that the Adviser has obtained an undertaking from the third party to provide a copy of the record promptly upon request));

4.	a copy of any document created by the Adviser that was material to making a decision how to vote proxies on behalf of a Fund or that memorializes the basis for that decision; and

5.
a copy of each written Fund request for information on how the Adviser voted proxies on behalf of a Fund, and a copy of any written response by the Adviser to any (written or oral) shareholder request for information on how the Adviser voted proxies on behalf of the requesting shareholder.

All books and records required to be made and described above generally must be maintained and preserved in an easily accessible place for a period of not less than six years from the end of the fiscal year during which the last entry was made on such record, the first two years in an appropriate office of the Adviser.

The Trust is required to file a Form N-PX, with each Fund’s complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year.  The Funds’ proxy voting record will be available without charge, upon request, by calling toll-free 1-855-746-3863 (855-SIM-FUND) and on the SEC’s website at www.sec.gov.

Control Persons, Principal Shareholders, and Management Ownership
A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of the Funds.  A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control.  Shareholders with a controlling interest could affect the outcome of voting or the direction of management of the Funds.

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As of July 31, 2012, the following shareholders were considered to be either a control person or principal shareholder of the Funds:

Diversified Income Fund – Class A

Name and Address	% Ownership	Type of Ownership
Randall & Sandra Yoakum c/o Strategic Income Management, LLC 720 Olive Way, Suite 1675 Seattle, WA 98101	22.17%	Beneficial
First Clearing FBO Customers 2801 Market Street St. Louis, MO 63103-2523	10.72%	Record
Gary & Roxanne Pokrzywinski c/o Strategic Income Management, LLC 720 Olive Way, Suite 1675 Seattle, WA 98101	9.67%	Beneficial
NFS LLC FBO Winifred Chin 4911 29th Avenue S Seattle, WA 98108-2110	5.07%	Record

Diversified Income Fund – Class C

Name and Address	% Ownership	Type of Ownership
First Clearing FBO Customers 2801 Market Street St. Louis, MO 63103-2523	85.41%	Record

Equity Income Fund – Class A

Name and Address	% Ownership	Type of Ownership
Gary & Roxanne Pokrzywinski c/o Strategic Income Management, LLC 720 Olive Way, Suite 1675 Seattle, WA 98101	17.08%	Beneficial
Randall & Sandra Yoakum c/o Strategic Income Management, LLC 720 Olive Way, Suite 1675 Seattle, WA 98101	14.15%	Beneficial
First Clearing FBO Customers 2801 Market Street St. Louis, MO 63103-2523	7.39%	Record

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Equity Income Fund – Class C

Name and Address	% Ownership	Type of Ownership
First Clearing FBO Customers 2801 Market Street St. Louis, MO 63103-2523	48.57%	Record

Management Ownership Information.  As of July 31, 2012, the Trustees and officers of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of each Fund.

THE FUNDS’ INVESTMENT ADVISER

Strategic Income Management, LLC, 720 Olive Way, Suite 1675, Seattle, Washington 98101, acts as investment adviser to the Funds pursuant to an investment advisory agreement (the “Advisory Agreement”) with the Trust.  Mr. Randall Yoakum II and Mr. Gary Pokrzywinski, portfolio managers of the Funds, each own 47.51% of the Adviser and are therefore each considered a control person of the Adviser.

In consideration of the services to be provided by the Adviser pursuant to the Advisory Agreement, the Adviser is entitled to receive from each Fund an investment advisory fee computed daily and payable monthly, based on a rate equal to 0.75% of the Fund’s average daily net assets for each of the Class A, Class C and Class I shares.

After its initial two year term, the Advisory Agreement continues in effect for successive annual periods so long as such continuation is specifically approved at least annually by the vote of (1) the Board (or a majority of the outstanding shares of a Fund), and (2) a majority of the Trustees who are not interested persons of any party to the Advisory Agreement, in each case, cast in person at a meeting called for the purpose of voting on such approval.  The Advisory Agreement may be terminated at any time, without penalty, by either party to the Advisory Agreement upon a 60-day written notice and is automatically terminated in the event of its “assignment,” as defined in the 1940 Act.

In addition to the management fees payable to the Adviser, each Fund is responsible for its own operating expenses, including: fees and expenses incurred in connection with the issuance, registration and transfer of its shares; brokerage and commission expenses; all expenses of transfer, receipt, safekeeping, servicing and accounting for the cash, securities and other property of the Trust for the benefit of the Fund including all fees and expenses of its custodian and accounting services agent; interest charges on any borrowings; costs and expenses of pricing and calculating its daily NAV per share and of maintaining its books of account required under the 1940 Act; taxes, if any; a pro rata portion of expenditures in connection with meetings of the Fund’s shareholders and the Trust’s Board that are properly payable by the Fund; salaries and expenses of officers and fees and expenses of members of the Board or members of any advisory board or committee who are not members of, affiliated with or interested persons of the Adviser or Administrator; insurance premiums on property or personnel of the Fund which inure to their benefit, including liability and fidelity bond insurance; the cost of preparing and printing reports, proxy statements, prospectuses and the statement of additional information of the Fund or other communications for distribution to existing shareholders; legal counsel, auditing and accounting fees; trade association membership dues (including membership dues in the Investment Company Institute allocable to the Fund); fees and expenses (including legal fees) of registering and maintaining registration of its shares for sale under federal and applicable state and foreign securities laws; all expenses of maintaining shareholder accounts, including all charges for transfer, shareholder recordkeeping, dividend disbursing, redemption, and other agents for the benefit of the Fund, if any; and all other charges and costs of its operation plus any extraordinary and non-recurring expenses, except as otherwise prescribed in the Advisory Agreement.

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Though each Fund is responsible for its own operating expenses, the Adviser has contractually agreed to waive a portion or all of the management fees payable to it by a Fund and to pay Fund operating expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses (excluding acquired fund fees and expenses, interest, taxes and extraordinary expenses) to the limits set forth in the Annual Fund Operating Expenses table of the Prospectus.  Any such waivers made by the Adviser in its management fees or payment of expenses which are a Fund’s obligation are subject to recoupment by the Adviser from the Fund, if so requested by the Adviser, in subsequent fiscal years if the aggregate amount actually paid by a Fund toward the operating expenses for such fiscal year (taking into account the recoupment) does not exceed the applicable limitation on Fund expenses.  The Adviser is permitted to recoup only for management fee waivers and expense payments made in the previous three fiscal years.  Any such recoupment is also contingent upon the Board’s subsequent review and ratification of the recouped amounts.  Such recoupment may not be paid prior to a Fund’s payment of current ordinary operating expenses.

For the fiscal period indicated below, the Funds paid the following fees to the Adviser:

Diversified Income Fund

	Management Fees Accrued	Management Fees Waived	Management Fees Recouped	Net Management Fees Paid to Adviser
Fiscal Period Ended April 30, 2012*	$41,021	$41,021	$0	$0
*   The Fund commenced operations on June 21, 2011.

Equity Income Fund

	Management Fees Accrued	Management Fees Waived	Management Fees couped	Net Management Fees Paid to Adviser
Fiscal Period Ended April 30, 2012*	$94,118	$94,118	$0	$0
*   The Fund commenced operations on June 21, 2011.

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Portfolio Managers
Randall Yoakum II, Nicolé Verbrugghe, Gary J. Pokrzywinski, and Brian L. Placzek, are the portfolio managers principally responsible for the day-to-day management of each Fund’s portfolio.  The following table shows the number of other accounts managed by the portfolio managers and the total assets in the accounts managed within various categories as of April 30, 2012.

Type of Accounts	Number of Accounts	Total Assets	Number of Accounts with Advisory Fee based on Performance	Total Assets
Randall Yoakum II
Registered Investment Companies	0	$0	0	$0
Other Pooled Investments	0	$0	0	$0
Other Accounts	14	$6.5 million	0	$0
Brian L. Placzek
Registered Investment Companies	1	$162 million	0	$0
Other Pooled Investments	0	$0	0	$0
Other Accounts	0	$0	0	$0
Gary J. Pokrzywinski
Registered Investment Companies	1	$162 million	0	$0
Other Pooled Investments	0	$0	0	$0
Other Accounts	0	$0	0	$0
Nicolé Verbrugghe
Registered Investment Companies	0	$0	0	$0
Other Pooled Investments	0	$0	0	$0
Other Accounts	14	$6.5 million	0	$0

Material Conflicts of Interest.  The portfolio managers are responsible for managing the Funds and other accounts, including separate accounts and other mutual funds. The Adviser assigns accounts with similar investment strategies to the same portfolio manager to mitigate the potentially conflicting investment strategies of accounts.  Currently the Adviser manages separate accounts for individuals that follow similar strategies as are followed by the Funds.  The side-by-side management of the Funds and these other accounts may raise potential conflicts of interest due to certain trading practices used by the portfolio managers (e.g., allocation of aggregated trades).  The Adviser has developed policies and procedures reasonably designed to mitigate those conflicts.  In particular, the Adviser has adopted policies limiting the ability of portfolio managers to cross securities between accounts and policies designed to ensure the fair allocation of securities purchased on an aggregated basis. With these policies in place, the Adviser does not foresee any potential material conflicts of interest resulting from the management of the Funds.

Compensation.  The Adviser does not use formulas to determine compensation.  The Adviser believes in the team approach to portfolio management and thus believes in the team approach to compensation.  The compensation of portfolio managers is not directly tied to fund performance or growth in assets for any Fund or other account managed by a portfolio manager and portfolio managers are not compensated for bringing in new business.  Of course, growth in assets from the appreciation of existing assets and/or growth in new assets will increase revenues and profit.  The consistent, long-term growth in assets at any investment firm is, to a great extent, dependent upon the success of the portfolio management team.  The compensation of the portfolio management team at the Adviser will increase over time, if and when assets continue to grow through competitive performance.  Lastly, many of the Adviser’s key investment personnel have a long-term incentive compensation plan in the form of an equity interest in the Adviser. This compensation format ensures client and portfolio manager interests are aligned and provides significant incentive for the long-term continuity of the investment team.

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Securities Owned in the Funds by the Portfolio Managers.  As of April 30, 2012, the portfolio managers owned the following securities in the Funds.

Name of Portfolio Manager	Dollar Range of Equity Securities Beneficially Owned in the Diversified Income Fund (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001 - $500,000, $500,001 to $1,000,000, Over $1,000,000)	Dollar Range of Equity Securities Beneficially Owned in the Equity Income Fund (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001 - $500,000, $500,001 to $1,000,000, Over $1,000,000)
Randall Yoakum II	Over $1,000,000	Over $1,000,000
Brian L. Placzek	None	None
Gary J. Pokrzywinski	Over $1,000,000	Over $1,000,000
Nicolé Verbrugghe	None	None

SERVICE PROVIDERS

Fund Administrator, Transfer Agent and Fund Accountant
Pursuant to an administration agreement (the “Administration Agreement”), U.S. Bancorp Fund Services, LLC, (“USBFS”) 615 East Michigan Street, Milwaukee, Wisconsin  53202, acts as the Administrator to the Funds.  USBFS provides certain services to the Funds including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Funds’ independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust and the Funds with applicable laws and regulations, excluding those of the securities laws of various states; arranging for the computation of performance data, including NAV per share and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Funds, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties.  In this capacity, USBFS does not have any responsibility or authority for the management of the Funds, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares.

Pursuant to the Administration Agreement, as compensation for its services, USBFS receives from each Fund, a combined fund administration and fund accounting fee based on the Fund’s current average daily net assets.

For the fiscal period indicated below, the Funds paid the following fees to USBFS for fund administration and fund accounting services.

Fees Paid During the Fiscal Period Ended April 30, 2012*
Diversified Income Fund	$80,645
Equity Income Fund	$80,645
*   The Funds commenced operations on June 21, 2011.

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USBFS also is entitled to certain out-of-pocket expenses.  In addition to acting as fund administrator and fund accountant, USBFS acts as the transfer agent (the “Transfer Agent”) and dividend disbursing agent under a separate agreement.  Additionally, the Administrator provides Chief Compliance Officer services to the Trust under a separate agreement.  The cost of the Chief Compliance Officer services is allocated to each Fund by the Board.

Custodian
Pursuant to a Custody Agreement between the Trust and U.S. Bank National Association, located at 1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin  53212 (the “Custodian”), the Custodian serves as the custodian of each Fund’s assets, holds the Funds’ portfolio securities in safekeeping, and keeps all necessary records and documents relating to its duties.  The Custodian is compensated with an asset-based fee plus transaction fees and is reimbursed for out-of-pocket expenses.

The Custodian and Administrator do not participate in decisions relating to the purchase and sale of securities by the Funds.  The Administrator, Transfer Agent, Custodian and the Funds’ Distributor (as defined below) are affiliated entities under the common control of U.S. Bancorp.  The Custodian and its affiliates may participate in revenue sharing arrangements with the service providers of mutual funds in which the Funds may invest.

Independent Registered Public Accounting Firm and Legal Counsel
Tait, Weller & Baker LLP (“Tait”), 1818 Market Street, Suite 2400, Philadelphia, Pennsylvania 19103, is the independent registered public accounting firm for the Funds, whose services include auditing the Funds’ financial statements and the performance of related tax services.

Paul Hastings LLP (“Paul Hastings”), 75 East 55th Street, New York, New York 10022, serves as legal counsel to the Trust.  Paul Hastings also serves as independent legal counsel to the Board of Trustees.

EXECUTION OF PORTFOLIO TRANSACTIONS

Pursuant to the Advisory Agreement, the Adviser determines which securities are to be purchased and sold by the Funds and which broker-dealers are eligible to execute the Funds’ portfolio transactions.  Purchases and sales of securities in the over-the-counter market will generally be executed directly with a “market-maker” unless, in the opinion of the Adviser, a better price and execution can otherwise be obtained by using a broker for the transaction.

Purchases of portfolio securities for the Funds also may be made directly from issuers or from underwriters.  Where possible, purchase and sale transactions will be effected through dealers (including banks) which specialize in the types of securities which the Funds will be holding, unless better executions are available elsewhere.  Dealers and underwriters usually act as principal for their own accounts.  Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price.  If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter that has provided research or other services as discussed below.

In placing portfolio transactions, the Adviser will seek best execution.  The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm’s risk in positioning a block of securities and other factors.  In those instances where it is reasonably determined that more than one broker-dealer can offer the services needed to obtain the most favorable price and execution available, consideration may be given to those broker-dealers which furnish or supply research and statistical information to the Adviser that it may lawfully and appropriately use in its investment advisory capacities, as well as provide other services in addition to execution services.  The Adviser considers such information, which is in addition to and not in lieu of the services required to be performed by it under its Agreement with the Funds, to be useful in varying degrees, but of indeterminable value.  Portfolio transactions may be placed with broker-dealers who sell shares of the Fund subject to rules adopted by the FINRA and the SEC.

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While it is each Fund’s general policy to first seek to obtain the most favorable price and execution available in selecting a broker-dealer to execute portfolio transactions for the Fund, in accordance with Section 28(e) under the Securities and Exchange Act of 1934, when it is determined that more than one broker can deliver best execution, weight is also given to the ability of a broker-dealer to furnish brokerage and research services to the Funds or to the Adviser, even if the specific services are not directly useful to the Funds and may be useful to the Adviser in advising other clients.  In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, the Funds may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Adviser to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer.

Investment decisions for the Funds are made independently from those of other client accounts or mutual funds managed or advised by the Adviser.  Nevertheless, it is possible that at times identical securities will be acceptable for both the Funds and one or more of such client accounts or mutual funds.  In such event, the position of the Funds and such client account(s) or mutual funds in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary.  However, to the extent any of these client accounts or mutual funds seek to acquire the same security as a Fund at the same time, the Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security.  Similarly, a Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time.  If one or more of such client accounts or mutual funds simultaneously purchases or sells the same security that a Fund is purchasing or selling, each day’s transactions in such security will be allocated between the Fund and all such client accounts or mutual funds in a manner deemed equitable by the Adviser, taking into account the respective sizes of the accounts and the amount of cash available for investment, the investment objective of the account, and the ease with which a clients appropriate amount can be bought, as well as the liquidity and volatility of the account and the urgency involved in making an investment decision for the client.  It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as a Fund is concerned.  In other cases, however, it is believed that the ability of a Fund to participate in volume transactions may produce better executions for the Fund.

For the fiscal period indicated below, the Funds paid the following in brokerage commissions:

June 21, 2011* to April 30,2012
Diversified Income Fund	$2,444
* Commencement of operations.

June 21, 2011* April 30,2012
Equity Income Fund	$5,399
* Commencement of operations.

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DISTRIBUTION AGREEMENT

The Trust has entered into a Distribution Agreement (the “Distribution Agreement”) with Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202 (the “Distributor”), pursuant to which the Distributor acts as the Funds’ distributor, provides certain administration services and promotes and arranges for the sale of Fund shares.  The offering of the Funds’ shares is continuous.  The Distributor, USBFS, and Custodian are all affiliated companies.  The Distributor is a registered broker-dealer and member of FINRA.

The Distribution Agreement has an initial term of up to two years and will continue in effect only if such continuance is specifically approved at least annually by the Board or by vote of a majority of a Fund’s outstanding voting securities and, in either case, by a majority of the Trustees who are not parties to the Distribution Agreement or “interested persons” (as defined in the 1940 Act) of any such party.  The Distribution Agreement is terminable without penalty by the Trust on behalf of the Funds on 60 days’ written notice when authorized either by a majority vote of a Fund’s shareholders or by vote of a majority of the Board, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust, or by the Distributor on 60 days’ written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).

RULE 12b-1 DISTRIBUTION AND SERVICE PLAN

The Funds have adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act under which the Class A and Class C shares of the Funds pay the Distributor an amount which is accrued daily and paid quarterly, at an annual rate of 0.25% of the average daily net assets of a Fund’s Class A shares and 1.00% of the average daily net assets of a Fund’s Class C shares.  The Plan provides that the Distributor may use all or any portion of such fee to finance any activity that is principally intended to result in the sale of Fund shares, subject to the terms of the Plan, or to provide certain shareholder services.  Amounts paid under the Plan, by a Fund, are paid to the Distributor to reimburse it for costs of the services it provides and the expenses it bears in the distribution of a Fund’s Class A shares and Class C shares, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of a Fund’s shares to prospective investors; and preparation, printing and distribution of sales literature and advertising materials.  In addition, payments to the Distributor under the Plan reimburse the Distributor for payments it makes to selected dealers and administrators which have entered into Service Agreements with the Distributor for services provided to shareholders of a Fund.  The services provided by selected dealers pursuant to the Plan are primarily designed to promote the sale of shares of the Funds and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Funds in servicing such shareholders.  The services provided by the administrators pursuant to the Plan are designed to provide support services to the Funds and include establishing and maintaining shareholders’ accounts and records, processing purchase and redemption transactions, answering routine client inquiries regarding the Funds and providing other services to the Funds as may be required.

Under the Plan, the Trustees are furnished quarterly with information detailing the amount of expenses paid under the Plan and the purposes for which payments were made.  The Plan may be terminated at any time by vote of a majority of the Trustees of the Trust who are not interested persons.  Continuation of the Plan is considered by such Trustees no less frequently than annually.  With the exception of the Distributor in its capacity as the Funds’ principal underwriter, no interested person has or had a direct or indirect financial interest in the Plan or any related agreement.

While there is no assurance that the expenditures of Fund assets to finance the distribution of shares will have the anticipated results, the Board believes there is a reasonable likelihood that one or more of such benefits will result, and because the Board is in a position to monitor the distribution expenses, it is able to determine the benefit of such expenditures in deciding whether to continue the Plan.

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For the fiscal period ended April 30, 2012, distribution-related expenditures primarily intended to result in the sale of the Diversified Income Fund’s Class A shares that were accrued by the Fund totaled $13,420.  The following table shows the dollar amounts by category allocated to the Diversified Income Fund for distribution-related expenses:

Diversified Income Fund – Class A

Actual Rule 12b-1 Expenditures Paid by the Fund During the Fiscal Period Ended April 30, 2012*
Total Dollars Allocated
Advertising/Marketing	$ 1,004
Printing/Postage	$ 75
Payment to distributor	$ 2,635
Payment to dealers	$ 7,167
Compensation to sales personnel	$ 0
Interest, carrying, or other financing charges	$ 0
Other	$ 0
Total	$ 10,881
*   The Fund commenced operations on June 21, 2011.

For the fiscal period ended April 30, 2012, distribution-related expenditures primarily intended to result in the sale of the Diversified Income Fund’s Class C shares that were made by the Fund totaled $1,016.  The following table shows the dollar amounts by category allocated to the Diversified Income Fund for distribution-related expenses:

Diversified Income Fund – Class C

Actual Rule 12b-1 Expenditures Paid by the Fund During the Fiscal Period Ended April 30, 2012*
Total Dollars Allocated
Advertising/Marketing	$ 255
Printing/Postage	$ 19
Payment to distributor	$ 670
Payment to dealers	$ 72
Compensation to sales personnel	$ 0
Interest, carrying, or other financing charges	$ 0
Other	$ 0
Total	$ 1,016
*   The Fund commenced operations on June 21, 2011.

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For the fiscal period ended April 30, 2012, distribution-related expenditures primarily intended to result in the sale of the Equity Income Fund’s Class A shares that were accrued by the Fund totaled $30,990.  The following table shows the dollar amounts by category allocated to the Equity Income Fund for distribution-related expenses:

Equity Income Fund – Class A

Actual Rule 12b-1 Expenditures Paid by the Fund During the Fiscal Period Ended April 30, 2012*
Total Dollars Allocated
Advertising/Marketing	$ 1,275
Printing/Postage	$ 75
Payment to distributor	$ 2,811
Payment to dealers	$ 13,942
Compensation to sales personnel	$ 0
Interest, carrying, or other financing charges	$ 0
Other	$ 0
Total	$ 18,103
*      The Fund commenced operations on June 21, 2011.

For the fiscal period ended April 30, 2012, distribution-related expenditures primarily intended to result in the sale of the Equity Income Fund’s Class C shares that were made by the Fund totaled $1,532.  The following table shows the dollar amounts by category allocated to the Equity Income Fund for distribution-related expenses:

Equity Income Fund – Class C

Actual Rule 12b-1 Expenditures Paid by the Fund During the Fiscal Period Ended April 30, 2012*
Total Dollars Allocated
Advertising/Marketing	$ 469
Printing/Postage	$ 28
Payment to distributor	$ 1,035
Payment to dealers	$ 0
Compensation to sales personnel	$ 0
Interest, carrying, or other financing charges	$ 0
Other	$ 0
Total	$ 1,532
*      The Fund commenced operations on June 21, 2011.

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DETERMINATION OF SHARE PRICE

Shares of the Funds are sold at NAV per share, plus any applicable sales charge, which is determined by a Fund as of the close of regular trading (generally 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange (“NYSE”) is open for unrestricted business.  A Fund’s NAV, however, may be calculated earlier if trading on the NYSE is restricted or as permitted by the SEC.  Additionally, while the Funds do not expect to determine the NAV of their shares on any day when the NYSE is not open for trading (even if there is sufficient trading in its portfolio securities on such days to materially affect the NAV per share), the NAV of the Funds’ shares may be determined on days the NYSE is closed for business if the Board decides it is necessary.

Purchase and redemption requests are priced based on the next NAV per share calculated after receipt of such requests.  The NAV per share is determined by dividing the value of a Fund’s securities (consisting primarily of shares of other mutual funds), cash and other assets, minus all expenses and liabilities, by the number of shares outstanding (assets – liabilities / number of shares = NAV per share).  The NAV per share takes into account the expenses and fees of the Fund, including management, administration and shareholder servicing fees, which are accrued daily.

The assets of a Fund consist primarily, if not exclusively, of shares of Underlying ETPs valued at their respective NAVs per share.  There may be situations when a Fund is unable to receive an NAV per share from an Underlying Fund.  In such case, shares of an Underlying Fund will be valued at their fair market value as determined in good faith by the Board.  Most Underlying Fund securities are valued primarily on the basis of current market quotations or on the basis of information furnished by a pricing service.  Certain short-term securities are valued on the basis of amortized costs.  If market quotations or information furnished by a pricing service is not readily available or does not accurately reflect fair value for a security held by an Underlying Fund, or if the value of a security held by an Underlying Fund has been materially affected by events occurring after the close of the applicable exchange or market on which the security is principally traded, that security may be valued at its fair market value as determined in good faith in accordance with procedures approved by the Underlying ETPs’ Boards of Directors or Trustees.

Generally, the Funds’ investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Adviser and the Trust’s Valuation Committee pursuant to procedures approved by or under the direction of the Board.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

The information provided below supplements the information contained in the Prospectus regarding the purchase and redemption of Fund shares.

How to Buy Shares
You may purchase shares of the Funds from securities brokers, dealers or financial intermediaries (collectively, “Financial Intermediaries”). Investors should contact their Financial Intermediary directly for appropriate instructions, as well as information pertaining to accounts and any service or transaction fees that may be charged.  Each Fund may enter into arrangements with certain Financial Intermediaries whereby such Financial Intermediaries are authorized to accept your order on behalf of a Fund.  If you transmit your order to these Financial Intermediaries before the close of regular trading (generally, 4:00 p.m., Eastern Time) on a day that the NYSE is open for business, shares will be purchased at the appropriate per share price next computed after it is received by the Financial Intermediary.  Investors should check with their Financial Intermediary to determine if it participates in these arrangements.

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The public offering price of Fund shares is the NAV per share plus any applicable sales charge (load).  Shares are purchased at the public offering price next determined after the Transfer Agent receives your order in good order.  In most cases, in order to receive that day’s public offering price, the Transfer Agent must receive your order in good order before the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m., Eastern Time.

The Trust reserves the right in its sole discretion (i) to suspend the continued offering of a Fund’s shares, (ii) to reject purchase orders in whole or in part when in the judgment of the Adviser or the Distributor such rejection is in the best interest of the Funds, and (iii) to reduce or waive the minimum for initial and subsequent investments for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of a Fund’s shares.

In addition to cash purchases, Fund shares may be purchased by tendering payment in-kind in the form of shares of stock, bonds or other securities.  Any securities used to buy Fund shares must be readily marketable, their acquisition consistent with a Fund’s investment objective and otherwise acceptable to the Adviser and the Board.

How to Sell Shares and Delivery of Redemption Proceeds
You can sell your Fund shares any day the NYSE is open for regular trading, either directly to a Fund or through your Financial Intermediary.

Payments to shareholders for shares of a Fund redeemed directly from the Fund will be made as promptly as possible, but no later than seven days after receipt by the Transfer Agent of the written request in proper form, with the appropriate documentation as stated in the Prospectus, except that a Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of a Fund not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of a Fund’s shareholders.  Under unusual circumstances, the Funds may suspend redemptions, or postpone payment for more than seven days, but only as authorized by SEC rules.

The value of shares on redemption or repurchase may be more or less than the investor’s cost, depending upon the market value of a Fund’s portfolio securities at the time of redemption or repurchase.

Telephone Redemptions
Shareholders with telephone transaction privileges established on their account may redeem Fund shares by telephone.  Upon receipt of any instructions or inquiries by telephone from the shareholder, a Fund or its authorized agents may carry out the instructions and/or respond to the inquiry consistent with the shareholder’s previously established account service options.  For joint accounts, instructions or inquiries from either party will be carried out without prior notice to the other account owners.  In acting upon telephone instructions, each Fund and its agents use procedures that are reasonably designed to ensure that such instructions are genuine.  These include recording all telephone calls, requiring pertinent information about the account and sending written confirmation of each transaction to the registered owner.

USBFS will employ reasonable procedures to confirm that instructions communicated by telephone are genuine.  If USBFS fails to employ reasonable procedures, the Funds and USBFS may be liable for any losses due to unauthorized or fraudulent instructions.  If these procedures are followed, however, to the extent permitted by applicable law, neither the Funds nor their agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request.  For additional information, contact USBFS.

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Redemptions In-Kind
The Trust has filed an election under SEC Rule 18f-1 committing to pay in cash all redemptions by a shareholder of record up to amounts specified by the rule (in excess of the lesser of (i) $250,000 or (ii) 1% of a Fund’s assets).  Each Fund has reserved the right to pay the redemption price of its shares in excess of the amounts specified by the rule, either totally or partially, by a distribution in-kind of portfolio securities (instead of cash).  The securities so distributed would be valued at the same amount as that assigned to them in calculating the NAV per share for the shares being sold.  If a shareholder receives a distribution in-kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

The Funds do not intend to hold any significant percentage of their portfolios in illiquid securities, although a Fund, like virtually all mutual funds, may from time to time hold a small percentage of securities that are illiquid.  In the unlikely event a Fund were to elect to make an in-kind redemption, the Fund expects that it would follow the normal protocol of making such distribution by way of a pro rata distribution based on its entire portfolio. If a Fund held illiquid securities, such distribution may contain a pro rata portion of such illiquid securities or the Fund may determine, based on a materiality assessment, not to include illiquid securities in the in-kind redemption. The Funds do not anticipate that they would ever selectively distribute a greater than pro rata portion of any illiquid securities to satisfy a redemption request. If such securities are included in the distribution, shareholders may not be able to liquidate such securities and may be required to hold such securities indefinitely. Shareholders’ ability to liquidate such securities distributed in-kind may be restricted by resale limitations or substantial restrictions on transfer imposed by the issuers of the securities or by law. Shareholders may only be able to liquidate such securities distributed in-kind at a substantial discount from their value, and there may be higher brokerage costs associated with any subsequent disposition of these securities by the recipient.

Sales Charges and Dealer Reallowance
Class A shares of the Funds are retail shares that require that you pay a sales charge when you invest unless you qualify for a reduction or waiver of the sales charge.  Class A shares are also subject to Rule 12b-1 fees (or distribution and service fees) of up to 0.25% of average daily net assets.

If you purchase Class A shares of a Fund you will pay the NAV next determined after your order is received plus a sales charge (shown in percentages below) depending on the amount of your investment.  The sales charge does not apply to shares purchased with reinvested dividends.  The sales charge is calculated as follows and the dealer reallowance is as shown in the far right column:

Diversified Income Fund

Investment Amount	Sales Charge as a % of Offering Price(1)	Sales Charge as a % of Net Amount Invested	Dealer Reallowance
Less than $100,000	3.75%	3.90%	3.75%
$100,000 to $249,999	2.75%	2.83%	2.75%
$250,000 to $499,999	1.50%	1.52%	1.50%
$500,000 or more(2)	0.00%	0.00%	0.00%

(1)
Offering price includes the front-end sales load.  The sales charge you pay may differ slightly from the amount set forth above because of rounding that occurs in the calculation used to determine your sales charge.

(2)	Class A shares that are purchased at NAV in amounts of $500,000 or more may be assessed a 1.00% CDSC, if they are redeemed within twelve months from the date of purchase.

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Equity Income Fund

Investment Amount	Sales Charge as a % of Offering Price(1)	Sales Charge as a % of Net Amount Invested	Dealer Reallowance
Less than $50,000	5.50%	5.82%	5.50%
$50,000 to $99,999	4.75%	4.99%	4.75%
$100,000 to $249,999	3.75%	3.90%	3.75%
$250,000 to $499,999	3.00%	3.09%	3.00%
$500,000 to $1,000,000	2.00%	2.04%	2.00%
$1,000,000 or more (2)	0.00%	0.00%	0.00%

(1)
Offering price includes the front-end sales load.  The sales charge you pay may differ slightly from the amount set forth above because of rounding that occurs in the calculation used to determine your sales charge.

(2)	Class A shares that are purchased at NAV in amounts of $1,000,000 or more may be assessed a 1.00% CDSC, if they are redeemed within twelve months from the date of purchase.

Breakpoints/Volume Discounts and Sales Charge Waivers
Reducing Your Sales Charge.  You may be able to reduce the sales charge on Class A shares of a Fund based on the combined market value of your accounts.  If you believe you are eligible for any of the following reductions or waivers, it is up to you to ask the selling agent or shareholder servicing agent for the reduction and to provide appropriate proof of eligibility.

•	You pay no sales charges on Fund shares you buy with reinvested distributions.

•	You pay a lower sales charge if you are investing an amount over a specific breakpoint level as indicated by the above table.

•	You pay no sales charges on Fund shares you purchase with the proceeds of a redemption of Class A shares within 120 days of the date of the redemption.

•
By signing a Letter of Intent (LOI) prior to purchase, you pay a lower sales charge now in exchange for promising to invest an amount over a specified breakpoint within the next 13 months.  Reinvested dividends and capital gains do not count as purchases made during this period.  The Transfer Agent will hold in escrow shares equal to approximately 5% of the amount you say you intend to buy.  If you do not invest the amount specified in the LOI before the expiration date, the Transfer Agent will redeem enough escrowed shares to pay the difference between the reduced sales load you paid and the sales load you should have paid.  Otherwise, the Transfer Agent will release the escrowed shares when you have invested the agreed amount.  For example, an investor has $25,000 to invest in the Equity Income Fund, but intends to invest an additional $2,000 per month for the next 13 months for a total of $51,000.  Based on the above breakpoint schedule, by signing the LOI, the investor pays a front-end load of 4.75% rather than 5.50%.  If the investor fails to meet the intended LOI amount in the 13-month period, however, a Fund will charge the higher sales load retroactively.

•
Rights of Accumulation (“ROA”) allow you to combine Class A shares you already own in order to reach breakpoint levels and to qualify for sales load discounts on subsequent purchases of Class A shares.  The purchase amount used in determining the sales charge on your purchase will be calculated by multiplying the maximum public offering price by the number of Class A shares of a Fund already owned and adding the dollar amount of your current purchase.  For example, an individual has a $55,000 investment in the Equity Income Fund, which was sold with a 4.75% front-end load.  The investor intends to open a second account and purchase $50,000 of a Fund.  Using ROA, the new $50,000 investment is combined with the existing $55,000 investment to reach the $100,000 breakpoint, and the sales charge on the new investment is 3.75% (rather than the 4.75% for a single transaction amount).

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Eligible Accounts.  Certain accounts may be aggregated for ROA eligibility, including your current investment in a Fund, and previous investments you and members of your primary household group have made in the Fund, provided your investment was subject to a sales charge.  (Your primary household group consists of you, your spouse and children under age 21 living at home.)  Specifically, the following accounts are eligible to be included in determining the sales charge on your purchase, if a sales charge has been paid on those purchases:

•	Individual or joint accounts held in your name;

•	Trust accounts for which you or a member of your primary household group, individually, is the beneficiary; and

•	Accounts held in the name of you or your spouse’s sole proprietorship or single owner limited liability company or S corporation;

The following accounts are not eligible to be included in determining ROA eligibility;

•	Investments in Class A shares where the sales charge was waived.

Waiving Your Sales Charge.  The Funds’ Adviser reserves the right to waive the sales charges for certain groups or classes of shareholders.  If you fall into any of the following categories, you can buy Class A shares at NAV per share without a sales charge:

•	Current and retired employees, directors/trustees and officers of:
i.	The Trust; and
ii.	The Adviser and its affiliates;
•	Family members (spouse, domestic partner, parents, grandparents, children, grandchildren and siblings (including step and in-law)) of (i)-(ii): and
•	Any trust, pension, profit sharing or other benefit plan for current employees, directors/trustees and officers of the Adviser and its affiliates;
•	Current employees of:
i.	The Transfer Agent;
ii.	broker-dealers who act as selling agents for the Funds/Trust;
•	family members (spouse, domestic partner, parents, grandparents, children, grandchildren and siblings (including step and in-law)) of (i)-(ii); and
•	Qualified registered investment adviser who buy through a broker-dealer or service agent who has entered into an agreement with the Distributor that allows for load-waived Class A shares purchases.

DISTRIBUTIONS AND TAX INFORMATION

Distributions
Dividends from net investment income and distributions from net profits from the sale of securities are generally made annually.  Also, a Fund typically distributes any undistributed net investment income on or about December 31 of each year.  Any net capital gains realized through the period ended October 31 of each year will also be distributed by December 31 of each year.

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Each distribution by the Funds is accompanied by a brief explanation of the form and character of the distribution.  In January of each year, the Funds will issue to each shareholder a statement of the federal income tax status of all distributions.

Shareholders generally will be subject to tax on dividends received from a Fund even if such dividend is paid shortly after a purchase of shares by a shareholder and would economically represent, in substance, a partial return of capital to the shareholder.

Tax Information
Each series of the Trust is treated as a separate entity for federal income tax purposes.  Each Fund, as a series of the Trust, intends to qualify and elects to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), provided it complies with all applicable requirements regarding the source of its income, diversification of its assets and timing and amount of distributions.  Each Fund’s policy is to distribute to its shareholders all of its investment company taxable income and any net realized long term capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Fund will not be subject to any federal income or excise taxes.  However, the Funds can give no assurances that distributions will be sufficient to eliminate all taxes.  To avoid the excise tax, a Fund must also distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98.2% of the excess of its realized capital gains over its realized capital losses for the 12-month period ending on October 31 during such year, and (iii) any amounts from the prior calendar year that were not distributed and on which no federal income tax was paid by a Fund or shareholders.

In order to qualify as a regulated investment company, each Fund must, among other things, derive at least 90% of its gross income each year from dividends, interest, payments with respect to loans of stock and securities, gains from the sale or other disposition of stock or securities or foreign currency gains related to investments in stock or securities, or other income (generally including gains from options, futures or forward contracts) derived with respect to the business of investing in stock, securities or currency, and net income derived from an interest in a qualified publicly traded partnership.  Each Fund must also satisfy the following two asset diversification tests.  At the end of each quarter of each taxable year, (i) at least 50% of the value of each Fund’s total assets must be represented by cash and cash items (including receivables), U.S. Government securities, the securities of other regulated investment companies, and other securities, with such other securities being limited in respect of any one issuer to an amount not greater than 5% of the value of each Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), the securities of any two or more issuers (other than the securities of other regulated investment companies) that each Fund controls (by owning 20% or more of their outstanding voting stock) and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more qualified publicly traded partnerships.  Each Fund must also distribute each taxable year sufficient dividends to its shareholders to claim a dividends paid deduction equal to at least the sum of 90% of the Fund’s investment company taxable income (which generally includes dividends, interest, and the excess of net short-term capital gain over net long-term capital loss) and 90% of the Fund’s net tax-exempt interest, if any.

Net investment income generally consists of interest and dividend income, less expenses.  Net realized capital gains for a fiscal period are computed by taking into account any capital loss carryforward of a Fund.

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Distributions of net investment income and net short term capital gains are taxable to shareholders as ordinary income.  For individual shareholders, a portion of the distributions paid by a Fund may be qualified dividend income currently eligible for taxation at long-term capital gain rates to the extent the Fund reports the amount distributed as a qualifying dividend and certain holding period requirements are met.  In the case of corporate shareholders, a portion of the distributions may qualify for the intercorporate dividends-received deduction to the extent a Fund reports the amount distributed as a qualifying dividend.  The aggregate amount so reported to either individual or corporate shareholders cannot, however, exceed the aggregate amount of qualifying dividends received by the Fund for its taxable year.  In view of each Fund’s investment policies, it is expected that dividends from domestic corporations will be part of a Fund’s gross income and that, accordingly, part of the distributions by the Fund may be eligible for qualified dividend income treatment for individual shareholders, or for the dividends-received deduction for corporate shareholders.  However, the portion of a Fund’s gross income attributable to qualifying dividends is largely dependent on the Fund’s investment activities for a particular year and therefore cannot be predicted with any certainty.  Further, the dividends-received deduction may be reduced or eliminated if Fund shares held by a corporate investor are treated as debt financed or are held for less than 46 days.

Any long-term capital gain distributions are taxable to shareholders as long-term capital gains regardless of the length of time shares have been held.  Capital gains distributions are not eligible for qualified dividend income treatment or the dividends received deduction referred to in the previous paragraph.  Distributions of any net investment income and net realized capital gains will be taxable as described above, whether received in shares or in cash.  Shareholders who choose to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the NAV of a share on the reinvestment date.  Distributions are generally taxable when received or deemed to be received.  However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable as if received on December 31.  Distributions are includable in alternative minimum taxable income in computing a shareholder’s liability for the alternative minimum tax.

If more than 50% in value of a Fund’s total assets at the end of its fiscal year is invested in stock or securities of foreign corporations, the Fund may elect to pass through to its shareholders the pro rata share of all foreign income taxes paid by the Fund, subject to certain exceptions for qualified fund of funds structures, as described below.  If this election is made, shareholders will be (1) required to include in their gross income their pro rata share of a Fund’s foreign source income (including any foreign income taxes paid by the Fund), and (2) entitled either to deduct their share of such foreign taxes in computing their taxable income or to claim a credit for such taxes against their U.S. income tax, subject to certain limitations under the Code, including certain holding period requirements.  In this case, shareholders will be informed in writing by the Fund at the end of each calendar year regarding the availability of any credits on and the amount of foreign source income (including or excluding foreign income taxes paid by the Fund) to be included in their income tax returns.  If not more than 50% in value of a Fund’s total assets at the end of its fiscal year is invested in stock or securities of foreign corporations, the Fund will not be entitled under the Code to pass through to its shareholders their pro rata share of the foreign taxes paid by the Fund, subject to certain exceptions for qualified fund of funds structures, as described below.  In situations where a Fund is not allowed to pass through its foreign taxes to shareholders, these taxes will be taken as a deduction by the Fund.  In the case of a qualified fund of funds, a Fund may elect to pass through to its shareholders the pro rata share of all foreign income taxes paid by the Fund without regard to the requirement that more than 50% of the value of its total assets consist of stock or securities in foreign corporations.  For this purpose, a qualified fund of funds means a Fund at least 50% of the value of the total assets of which (at the close of each quarter of the taxable year) is represented by interests in other regulated investment companies.

The Funds may be subject to foreign withholding taxes on dividends and interest earned with respect to securities of foreign corporations.

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Redemption of Fund shares may result in recognition of a taxable gain or loss.  Any loss realized upon redemption of shares within six months from the date of their purchase will be treated as a long term capital loss to the extent of any amounts treated as distributions of long term capital gains during such six month period.  Any loss realized upon a redemption may be disallowed under certain wash sale rules to the extent shares of a Fund are purchased (through reinvestment of distributions or otherwise) within 30 days before or after the redemption.

Under the Code, each Fund will be required to report to the Internal Revenue Service all distributions of taxable income and capital gains as well as gross proceeds from the redemption of Fund shares, except in the case of exempt shareholders, which includes most corporations.  Pursuant to the backup withholding provisions of the Code, distributions of any taxable income and capital gains and proceeds from the redemption of Fund shares may be subject to withholding of federal income tax in the case of non-exempt shareholders who fail to furnish a Fund with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law.  If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.  Corporate and other exempt shareholders should provide a Fund with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding.  Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder’s ultimate federal income tax liability if proper documentation is provided.  Each Fund reserves the right to refuse to open an account for any person failing to provide a certified taxpayer identification number.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts and estates.  Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of a Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income.

This discussion and the related discussion in the Prospectus have been prepared by Fund management.  The information above is only a summary of some of the tax considerations generally affecting the Funds and their shareholders.  No attempt has been made to discuss individual tax consequences and this discussion should not be construed as applicable to all shareholders’ tax situations.  Investors should consult their own tax advisers to determine the suitability of the Funds and the applicability of any state, local or foreign taxation.  Paul Hastings has expressed no opinion in respect thereof.

MARKETING AND SUPPORT PAYMENTS

The Adviser, out of its own resources and without additional cost to a Fund or its shareholders, may provide additional cash payments or other compensation to certain financial intermediaries who sell shares of the Fund. Such payments may be divided into categories as follows:

Support Payments.  Payments may be made by the Adviser to certain financial intermediaries in connection with the eligibility of the Funds to be offered in certain programs and/or in connection with meetings between each Fund’s representatives and financial intermediaries and its sales representatives. Such meetings may be held for various purposes, including providing education and training about the Funds and other general financial topics to assist financial intermediaries’ sales representatives in making informed recommendations to, and decisions on behalf of, their clients.

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Entertainment, Conferences and Events.  The Adviser also may pay cash or non-cash compensation to sales representatives of financial intermediaries in the form of (i) occasional gifts; (ii) occasional meals, tickets or other entertainments; and/or (iii) sponsorship support for the financial intermediary’s client seminars and cooperative advertising.  In addition, the Adviser pays for exhibit space or sponsorships at regional or national events of financial intermediaries.

The prospect of receiving, or the receipt of additional payments or other compensation as described above by financial intermediaries may provide such intermediaries and/or their salespersons with an incentive to favor sales of shares of a Fund, and other mutual funds whose affiliates make similar compensation available, over sale of shares of mutual funds (or non-mutual fund investments) not making such payments. You may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to the Fund shares.

ANTI-MONEY LAUNDERING PROGRAM

The Trust has established an Anti-Money Laundering Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”).  In order to ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Funds’ Distributor and Transfer Agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, checking shareholder names against designated government lists, including Office of Foreign Asset Control (“OFAC”), and a complete and thorough review of all new opening account applications.  The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

GENERAL INFORMATION

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in a Fund.  Each share represents an interest in a Fund proportionately equal to the interest of each other share.  Upon a Fund’s liquidation, all shareholders would share pro rata in the net assets of the Fund available for distribution to shareholders.

With respect to the Funds, the Trust may offer more than one class of shares.  The Trust has adopted a Multiple Class Plan pursuant to Rule 18f-3 under the 1940 Act, detailing the attributes of each class of a Fund, and has reserved the right to create and issue additional series or classes.  Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class.  Currently, each Fund offers three share classes –Class A, Class C and Class I shares. Class I shares are currently not available for purchase.

The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class.  Expenses of the Trust which are not attributable to a specific series or class are allocated among all the series in a manner believed by management of the Trust to be fair and equitable.  Shares have no pre-emptive or conversion rights.  Shares, when issued, are fully paid and non-assessable, except as set forth below.  Shareholders are entitled to one vote for each share held. Shares of each series or class generally vote together, except when required under federal securities laws to vote separately on matters that only affect a particular class, such as the approval of distribution plans for a particular class.

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The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders of a series or class when, in the judgment of the Trustees, it is necessary or desirable to submit matters for a shareholder vote.  Shareholders have, under certain circumstances, the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees.  Shareholders also have, in certain circumstances, the right to remove one or more Trustees without a meeting.  No material amendment may be made to the Declaration of Trust without the affirmative vote of the holders of a majority of the outstanding shares of each portfolio affected by the amendment.  The Declaration of Trust provides that, at any meeting of shareholders of the Trust or of any series or class, a Shareholder Servicing Agent may vote any shares as to which such Shareholder Servicing Agent is the agent of record and which are not represented in person or by proxy at the meeting, proportionately in accordance with the votes cast by holders of all shares of that portfolio otherwise represented at the meeting in person or by proxy as to which such Shareholder Servicing Agent is the agent of record. Any shares so voted by a Shareholder Servicing Agent will be deemed represented at the meeting for purposes of quorum requirements.  Any series or class may be terminated (i) upon the merger or consolidation with, or the sale or disposition of all or substantially all of its assets to, another entity, if approved by the vote of the holders of two thirds of its outstanding shares, except that if the Board recommends such merger, consolidation or sale or disposition of assets, the approval by vote of the holders of a majority of the series’ or class’ outstanding shares will be sufficient, or (ii) by the vote of the holders of a majority of its outstanding shares, or (iii) by the Board by written notice to the series’ or class’ shareholders.  Unless each series and class is so terminated, the Trust will continue indefinitely.

The Declaration of Trust also provides that the Trust shall maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

The Declaration of Trust does not require the issuance of stock certificates.  If stock certificates are issued, they must be returned by the registered owners prior to the transfer or redemption of shares represented by such certificates.

Rule 18f-2 under the 1940 Act provides that as to any investment company which has two or more series outstanding and as to any matter required to be submitted to shareholder vote, such matter is not deemed to have been effectively acted upon unless approved by the holders of a “majority” (as defined in the Rule) of the voting securities of each series affected by the matter.  Such separate voting requirements do not apply to the election of Trustees or the ratification of the selection of accountants.  The Rule contains special provisions for cases in which an advisory contract is approved by one or more, but not all, series.  A change in investment policy may go into effect as to one or more series whose holders so approve the change even though the required vote is not obtained as to the holders of other affected series.
FINANCIAL STATEMENTS

The Annual Report for the Funds for the fiscal period ended April 30, 2012, is a separate document supplied upon request and the financial statements, accompanying notes and reports of the independent registered public accounting firm appearing therein are incorporated by reference into this SAI.

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APPENDIX A

Corporate Bond Ratings

Moody’s Investors Service, Inc.
Aaa: Bonds which are rated Aaa are judged to be of the best quality.  They carry the smallest degree of investment risk and are generally referred to as “gilt edge.”  Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards.  Together with the Aaa group they comprise what are generally known as high grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations or protective elements may be of greater amplitude or there may be other elements present which make long-term risks appear somewhat larger than in Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations.  Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured.  Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.  Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured.  Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future.  Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment.  Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing.  Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree.  Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospectus of ever attaining any real investment standing.  Moody’s applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system.  The modified 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

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Standard & Poor’s Ratings Group
AAA: Bonds rated AAA are highest grade debt obligations.  This rating indicates an extremely strong capacity to pay principal and interest.

AA: Bonds rated AA also qualify as high-quality debt obligations.  Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A: Bonds rated A have a strong capacity to pay principal and interest, although they are more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB: Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest.  Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB, B, CCC, CC, C: Bonds rated BB, B, CCC, CC and C are regarded on balance as predominantly speculative with respect to capacity to pay interest and repay principal BB indicates the least degree of speculation and C the highest.  While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

BB: Bonds rated BB have less near-term vulnerability to default than other speculative issues.  However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.  The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B: Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments.  Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.  The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC: Bonds rated CCC have a currently identifiable vulnerability to default and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal.  In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal.  The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC: The rating CC typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating.  The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI: The rating CI is reserved for income bonds on which no interest is being paid.

D: Bonds rated D are in payment default.  The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments are jeopardized.

Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing with the major categories.

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APPENDIX B

Commercial Paper Ratings

Moody’s Investors Service, Inc.
Prime-1--Issuers (or related supporting institutions) rated “Prime-1” have a superior ability for repayment of senior short-term debt obligations.  “Prime-1” repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers (or related supporting institutions) rated “Prime-2” have a strong ability for repayment of senior short-term debt obligations.  This will normally be evidenced by many of the characteristics cited above but to a lesser degree.  Earnings trends and coverage ratios, while sound, will be more subject to variation.  Capitalization characteristics, while still appropriate, may be more affected by external conditions.  Ample alternative liquidity is maintained.

Standard & Poor’s Ratings Group
A-1--This highest category indicates that the degree of safety regarding timely payment is strong.  Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory.  However, the relative degree of safety is not as high as for issues designated “A-1.”

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PART C
(SiM Funds)

OTHER INFORMATION

Item 28.  Exhibits

(a)	Agreement and Declaration of Trust dated October 3, 1996, was previously filed with the Trust’s Registration Statement on Form N-1A on December 6, 1996, and is incorporated herein by reference.

(b)
Amended and Restated By-Laws dated June 27, 2002, were previously filed with Post-Effective Amendment No. 113 to the Trust’s Registration Statement on Form N-1A on January 28, 2003, and are incorporated herein by reference.

(c)	Instruments Defining Rights of Security Holders are incorporated by reference into the Trust’s Agreement and Declaration of Trust and Amended and Restated By-Laws.

(d)
Investment Advisory Agreement between the Trust and Strategic Income Management, LLC was previously filed with Post-Effective Amendment No. 369 to the Trust’s Registration Statement on Form N-1A on June 14, 2011, and is incorporated herein by reference.

(e)	Distribution Agreement was previously filed with Post-Effective Amendment No. 369 to the Trust’s Registration Statement on Form N-1A on June 14, 2011, and is incorporated herein by reference.

(f)	Bonus or Profit Sharing Contracts – not applicable.

(g)
Custody Agreement dated June 6, 2006, was previously filed with Post-Effective Amendment No. 222 to the Trust’s Registration Statement on Form N-1A on June 28, 2006, and is incorporated herein by reference.

(i)
Amendment dated June 2, 2011 to the Custody Agreement was previously filed with Post-Effective Amendment No. 369 to the Trust’s Registration Statement on Form N-1A on June 14, 2011, and is incorporated herein by reference.

(h)	Other Material Contracts

(i)
Fund Administration Servicing Agreement dated June 8, 2006, was previously filed with Post-Effective Amendment No. 222 to the Trust’s Registration Statement on Form N-1A on June 28, 2006, and is incorporated herein by reference.

(A)
Amendment dated June 2, 2011 to the Fund Administration Servicing Agreement was previously filed with Post-Effective Amendment No. 369 to the Trust’s Registration Statement on Form N-1A on June 14, 2011, and is incorporated herein by reference.

(ii)
Transfer Agent Servicing Agreement dated June 8, 2006, was previously filed with Post-Effective Amendment No. 222 to the Trust’s Registration Statement on Form N-1A on June 28, 2006, and is incorporated herein by reference.

(A)
Addendum dated March 26, 2009 to the Transfer Agent Servicing Agreement was previously filed with Post-Effective Amendment No. 282 to the Trust’s Registration Statement on Form N-1A on April 21, 2009, and is incorporated herein by reference.

(B)
Amendment dated June 2, 2011 to the Transfer Agent Servicing Agreement was previously filed with Post-Effective Amendment No. 369 to the Trust’s Registration Statement on Form N-1A on June 14, 2011, and is incorporated herein by reference.

(iii)
Fund Accounting Servicing Agreement dated June 8, 2006, was previously filed with Post-Effective Amendment No. 222 to the Trust’s Registration Statement on Form N-1A on June 28, 2006, and is incorporated herein by reference.

(A)
Amendment dated June 2, 2011 to the Fund Accounting Servicing Agreement was previously filed with Post-Effective Amendment No. 369 to the Trust’s Registration Statement on Form N-1A on June 14, 2011, and is incorporated herein by reference.

(iv)
Operating Expenses Limitation Agreement was previously filed with Post-Effective Amendment No. 369 to the Trust’s Registration Statement on Form N-1A on June 14, 2011, and is incorporated herein by reference.

(v)	Powers of Attorney.

(A)
Power of Attorney (O’Connor, Rebhan, Redwine and Wofford) was previously filed with Post-Effective Amendment No. 275 to the Trust’s Registration Statement on Form N-1A on January 23, 2009, and is incorporated herein by reference.

(B)
Power of Attorney (Diederich) dated January 6, 2011, was previously filed with Post-Effective Amendment No. 340 to the Trust’s Registration Statement on Form N-1A on January 14, 2011, and is incorporated herein by reference.

(i)	Legal Opinion was previously filed with Post-Effective Amendment No. 369 to the Trust’s Registration Statement on Form N-1A on June 14, 2011, and is incorporated herein by reference.

(j)	Consent of Independent Registered Public Accounting Firm – filed herewith.

(k)	Omitted Financial Statements – not applicable.

(l)
Subscription Agreements dated February 25, 1997, were previously filed with Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on Form N-1A on February 28, 1997, and are incorporated herein by reference.

(m)	Rule 12b-1 Plan was previously filed with Post-Effective Amendment No. 369 to the Trust’s Registration Statement on Form N-1A on June 14, 2011, and is incorporated herein by reference.

(n)	Rule 18f-3 Plan was previously filed with Post-Effective Amendment No. 369 to the Trust’s Registration Statement on Form N-1A on June 14, 2011, and is incorporated herein by reference.

(o)	Reserved.

(p)	Codes of Ethics.

(i)
Code of Ethics applicable to the Registrant dated June 2012 was previously filed with Post-Effective Amendment No. 430 to the Trust’s Registration Statement on Form N-1A on June 22, 2012, and is incorporated herein by reference.

(ii)	Code of Ethics applicable to the Adviser dated March 2012 – filed herewith.

(iii)
Code of Ethics for Access Persons of Quasar Distributors, LLC dated September 1, 2005, was previously filed with Post-Effective Amendment No. 257 to the Trust’s Registration Statement on Form N-1A on January 28, 2008, and is incorporated herein by reference.

Item 29.  Persons Controlled by or Under Common Control with Registrant.

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30.  Indemnification.

Reference is made to Article VII of the Registrant’s Agreement and Declaration of Trust, Article VI of Registrant’s Amended and Restated By-Laws and Paragraph 7 of the Distribution Agreement.

Pursuant to Rule 484 under the Securities Act of 1933, as amended (the “Securities Act”), the Registrant furnishes the following undertaking:  “Insofar as indemnification for liability arising under the Securities Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission (“SEC”) such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.”

Item 31.  Business and Other Connections of the Investment Adviser.

With respect to the Adviser (Strategic Income Management, LLC), the response to this Item will be incorporated by reference to the Adviser’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the SEC (File No. 801-71765), dated July 9, 2012.  The Adviser’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

Item 32.  Principal Underwriter.

(a)           Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Academy Funds Trust	Hotchkis & Wiley Funds
Advisors Series Trust	Intrepid Capital Management Funds Trust
Aegis Funds	IronBridge Funds, Inc.
Aegis Value Fund, Inc.	Jacob Funds, Inc.
Allied Asset Advisors Funds	Jensen Portfolio, Inc.
Alpine Equity Trust	Keystone Mutual Funds
Alpine Income Trust	Kirr Marbach Partners Funds, Inc.
Alpine Series Trust	Litman Gregory Funds Trust
Ambassador Funds	LKCM Funds
Artio Global Funds	LoCorr Investment Trust
Barrett Opportunity Fund, Inc.	Lord Asset Management Trust
Brandes Investment Trust	MainGate Trust
Brandywine Blue Fund, Inc.	Managed Portfolio Series
Brandywine Fund, Inc.	Matrix Advisors Value Fund, Inc.
Bridges Investment Fund, Inc.	Merger Fund
Brookfield Investment Funds	Monetta Fund, Inc.
Brown Advisory Funds	Monetta Trust
Buffalo Funds	Nicholas Family of Funds, Inc.
Country Mutual Funds Trust	Permanent Portfolio Family of Funds, Inc.
Cushing MLP Funds Trust	Perritt Funds, Inc.
DoubleLine Funds Trust	Perritt Microcap Opportunities Fund, Inc.
Empiric Funds, Inc.	PineBridge Mutual Funds
ETF Series Solutions	PRIMECAP Odyssey Funds
Evermore Funds Trust	Professionally Managed Portfolios
First American Funds, Inc.	Prospector Funds, Inc.
First American Investment Funds, Inc.	Purisima Funds
First American Strategy Funds, Inc.	Rainier Investment Management Mutual Funds
Fort Pitt Capital Funds	RBC Funds Trust
Glenmede Fund, Inc.	SCS Financial Funds
Glenmede Portfolios	Thompson Plumb Funds, Inc.
Greenspring Fund, Inc.	TIFF Investment Program, Inc.
Guinness Atkinson Funds	Trust for Professional Managers
Harding Loevner Funds, Inc.	USA Mutuals Funds
Hennessy Funds Trust	Wall Street Fund
Hennessy Funds, Inc.	Wexford Trust/PA
Hennessy Mutual Funds, Inc.	Wisconsin Capital Funds, Inc.
Hennessy SPARX Funds Trust	WY Funds

(b)   To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike(1)	President, Board Member	None
Andrew M. Strnad(2)	Secretary	None
Joe D. Redwine(1)	Board Member	None
Robert Kern(1)	Board Member	None
Eric W. Falkeis(1)	Board Member	None
Susan LaFond(1)	Treasurer	None
Teresa Cowan(1)	Assistant Secretary	None
John Kinsella(3)	Assistant Treasurer	None
Brett Scribner(3)	Assistant Treasurer	None
(1) This individual is located at 615 East Michigan Street, Milwaukee, Wisconsin, 53202.
(2) This individual is located at 6602 East 75th Street, Indianapolis, Indiana, 46250.
(3) This individual is located at 800 Nicollet Mall, Minneapolis, Minnesota, 55402.

(c)           Not applicable.

Item 33.  Location of Accounts and Records.

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202
Registrant’s Custodian	U.S. Bank National Association Custody Operations 1555 North River Center Drive, Suite 302 Milwaukee, WI 53212
Registrant’s Investment Adviser	Strategic Income Management, LLC 720 Olive Way, Suite 1675 Seattle, WA 98101
Registrant’s Distributor	Quasar Distributors, LLC 615 East Michigan Street, 4th Floor Milwaukee, WI 53202

Item 34.  Management Services Not Discussed in Parts A and B.

Not Applicable.

Item 35.  Undertakings.

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act and the 1940 Act, the Registrant certifies that this Post-Effective Amendment No. 449 to its Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act and the Registrant has duly caused this Post-Effective Amendment No. 449 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Milwaukee and State of Wisconsin, on the 24th day of August, 2012.

Advisors Series Trust

By:  /s/ Douglas G. Hess
      Douglas G. Hess
      President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 449 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Sallie P. Diederich*	Trustee	August 24, 2012
Sallie P. Diederich

Donald E. O’Connor*	Trustee	August 24, 2012
Donald E. O’Connor

George Rebhan*	Trustee	August 24, 2012
George Rebhan

George T. Wofford*	Trustee	August 24, 2012
George T. Wofford

Joe D. Redwine*	Trustee, Chairman and	August 24, 2012
Joe D. Redwine	Chief Executive Officer

/s/ Cheryl L. King	Treasurer and	August 24, 2012
Cheryl L. King	Principal Financial Officer

/s/ Douglas G. Hess	President and	August 24, 2012
Douglas G. Hess	Principal Executive Officer

*By: /s/ Douglas G. Hess		August 24, 2012
Douglas G. Hess Attorney-In Fact pursuant to Power of Attorney

EXHIBIT INDEX

Exhibit	Exhibit No.
Consent of Independent Registered Public Accounting Firm	EX.99.j
Code of Ethics for the Adviser	EX.99.p.ii